 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 3, 1997
                                               SECURITIES ACT FILE NO. 333-15265
                                        INVESTMENT COMPANY ACT FILE NO. 811-7899
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [_]

                        PRE-EFFECTIVE AMENDMENT NO.                     [_]

                      POST-EFFECTIVE AMENDMENT NO. 1                    [X]
                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]

                              AMENDMENT NO. 2                           [X]
                       (CHECK APPROPRIATE BOX OR BOXES.)

                               ----------------

                        MERRILL LYNCH INDEX FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                      P.O. BOX 9011
                  PRINCETON, NEW JERSEY                08543-9011
         (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)      (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (609) 282-2800

                                 ARTHUR ZEIKEL
                   BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               ----------------

                                   Copies to:

        COUNSEL FOR THE FUND:                   PHILIP L. KIRSTEIN, ESQ.
       JOEL H. GOLDBERG, ESQ.             MERRILL LYNCH ASSET MANAGEMENT, L.P.
    SHEREFF, FRIEDMAN, HOFFMAN &                     P.O. BOX 9011
            GOODMAN, LLP                    PRINCETON, NEW JERSEY 08543-9011
919 THIRD AVENUE, NEW YORK, NEW YORK
                10022

                               ----------------

            It is proposed that this filing become effective:

                    [X] immediately upon filing pursuant to paragraph (b), or

                    [_] 60 days after filing pursuant to paragraph (a), or
                    [_] on (date) pursuant to paragraph (b), or

                    [_] on (date) pursuant to paragraph (a) of Rule 485

  THE REGISTRANT HAS PREVIOUSLY ELECTED TO REGISTER AN INDEFINITE NUMBER OF SHARES OF ITS COMMON STOCK, PAR VALUE $.0001 PER SHARE, PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED. NO NOTICE WAS REQUIRED TO BE FILED PURSUANT TO RULE 24F-2 FOR 1996.

  MERRILL LYNCH INDEX TRUST HAS ALSO EXECUTED THIS REGISTRATION STATEMENT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        MERRILL LYNCH INDEX FUNDS, INC.

                      REGISTRATION STATEMENT ON FORM N-1A

                           CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

 N-
 1A ITEM NO.                                         LOCATION IN PROSPECTUS
 -----------                                         ----------------------
 PART A
  Item  1.   Cover Page...................   Cover Page
  Item  2.   Synopsis.....................   Fee Table
  Item  3.   Condensed Financial             Not Applicable
              Information.................
  Item  4.   General Description of          Investment Objectives and Policies;
              Registrant..................    Management of the Fund; Other
                                              Investment Policies and Practices;
                                              Additional Information
  Item  5.   Management of the Fund.......   Fee Table; Management of the Fund
  Item  5A.  Management's Discussion of
              Fund Performance............   Not Applicable
  Item  6.   Capital Stock and Other         Additional Information
              Securities..................
  Item  7.   Purchase of Securities Being    Purchase of Shares; Additional
              Offered.....................    Information
  Item  8.   Redemption or Repurchase.....   Fee Table; Redemption of Shares
  Item  9.   Pending Legal Proceedings....   Not Applicable
 PART B
  Item 10.   Cover Page...................   Cover Page
  Item 11.   Table of Contents............   Back Cover Page
  Item 12.   General Information and         Not Applicable
              History.....................
  Item 13.   Investment Objectives and       Investment Objectives and Policies
              Policies....................
  Item 14.   Management of the Fund.......   Management of the Funds
  Item 15.   Control Persons and Principal
              Holders of Securities.......   Not Applicable
  Item 16.   Investment Advisory and Other   Management of the Funds; Purchase of
              Services....................    Shares; Additional Information
  Item 17.   Brokerage Allocation.........   Brokerage
  Item 18.   Capital Stock and Other         Additional Information
              Securities..................
  Item 19.   Purchase, Redemption and
              Pricing of Securities Being    Purchase of Shares; Redemption of
              Offered.....................    Shares; Determination of Net Asset
                                              Value; Shareholder Services
  Item 20.   Tax Status...................   Dividends and Distributions; Taxes
  Item 21.   Underwriters.................   Purchase of Shares
  Item 22.   Calculations of Performance     Performance Data
              Data........................
  Item 23.   Financial Statements.........   Financial Statements
 PART C

  Information required to be included is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

SEPTEMBER 3, 1997

                        MERRILL LYNCH INDEX FUNDS, INC.
  P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 . PHONE NO. (609) 282-2800

                               ----------------

  Merrill Lynch Index Funds, Inc. (the "Corporation") currently consists of four portfolios or series: Merrill Lynch S&P 500 Index Fund ("S&P 500 Index Fund"), Merrill Lynch Small Cap Index Fund ("Small Cap Index Fund"), Merrill Lynch Aggregate Bond Index Fund ("Aggregate Bond Index Fund") and Merrill Lynch International Index Fund ("International Index Fund") (collectively, the "Funds," and each, a "Fund"). Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a securities index that has been selected as a proxy for the performance of a selected market segment. The index is subject to change if, in the Directors' judgment, a different index would serve as a better proxy for such market segment. Each Fund will seek to achieve its objective by investing all of its assets in the series (collectively, the "Series," and each, a "Series") of Merrill Lynch Index Trust (the "Trust") that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. There can be no assurance that the investment objectives of the Funds will be achieved. For more information on the Funds' and the Series' investment objectives and policies, see "Investment Objectives and Policies" on page 6.

                               ----------------

  Each Fund offers two classes of shares, Class A shares and Class D shares. Class A shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge, and are not subject to any ongoing account maintenance or distribution fee. Distribution of Class A shares of each Fund is limited to certain eligible investors. Class D shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge and are not subject to any ongoing distribution fee, but are subject to an ongoing account maintenance fee at an annual rate of 0.25% of average daily net assets.

                               ----------------

  Shares may be purchased directly from Merrill Lynch Funds Distributor, Inc. (the "Distributor"), P.O. Box 9081, Princeton, New Jersey 08543-9081 (609) 282-2800, which has entered into a dealer agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). Shareholders may redeem their shares at any time at the next determined net asset value. The minimum initial purchase is $1,000 and the minimum subsequent purchase is $50, except that for retirement plans the minimum initial investment is $100 and the minimum subsequent purchase is $1. Merrill Lynch may charge its customers a processing fee (presently $5.35) for confirming purchases and repurchases. Purchases and redemptions directly through the Funds' transfer agent are not subject to processing fees. See "Purchase of Shares" and "Redemption of Shares."

                               ----------------

  THESE SECURITIES HAVE  NOT BEEN APPROVED OR DISAPPROVED  BY THE SECURITIES
    AND   EXCHANGE  COMMISSION  NOR   HAS  THE  SECURITIES  AND   EXCHANGE
       COMMISSION  PASSED  UPON  THE   ACCURACY  OR  ADEQUACY  OF  THIS
         PROSPECTUS.   ANY  REPRESENTATION  TO  THE  CONTRARY   IS  A
            CRIMINAL OFFENSE.

                               ----------------

  This Prospectus is a concise statement of information about the Funds that is relevant to making an investment in the Funds. This Prospectus should be retained for future reference. A statement containing additional information about the Funds, dated September 3, 1997 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and is available, without charge, by calling or by writing the Funds at the above telephone number or address. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                               ----------------

              MERRILL LYNCH ASSET MANAGEMENT, L.P.--ADMINISTRATOR
              MERRILL LYNCH FUNDS DISTRIBUTOR, INC.--DISTRIBUTOR

                                   FEE TABLE

  The following table provides a general comparison of expenses, both recurring and non-recurring, relating to shares of the Funds and the Series. For purposes of this table, expenses allocated from the Series in which each Fund invests are treated as if they were expenses of that Fund, since that is their practical effect. It is expected that there will be little duplication of expenses by the Funds and the Series, and that, accordingly, the combined per share expenses of each Fund and corresponding Series should not be significantly greater than the expenses of each Fund alone would be if, instead of investing in shares of the Series, the Fund retained an investment adviser and invested directly in the types of securities held by the Series.
                                 CLASS A SHARES

                               S&P 500   SMALL CAP  AGGREGATE BOND INTERNATIONAL
                              INDEX FUND INDEX FUND   INDEX FUND    INDEX FUND
                              ---------- ---------- -------------- -------------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases......     None       None         None           None
 Sales Charge Imposed on
  Dividend Reinvestment.....     None       None         None           None
 Deferred Sales Charge......     None       None         None           None
 Redemption Fee.............     None       None         None           None
 Exchange Fee...............     None       None         None           None
ANNUAL FUND OPERATING
 EXPENSES (AS A PERCENTAGE
 OF AVERAGE
 NET ASSETS):
 Investment Advisory
  Fees(a)...................     0.05 %     0.08 %       0.06 %         0.11 %
 Other Expenses:
 Administrative Fees(b).....     0.20 %     0.22 %       0.14 %         0.24 %
 Custodian Fees.............     0.03 %     0.08 %       0.04 %         0.05 %
 Other (expenses of the
  Funds and the Series)(c)..     0.25 %     0.83 %       0.46 %         0.47 %
                                -----      -----        -----          -----
  Total Other Expenses......     0.48 %     1.13 %       0.64 %         0.76 %
                                -----      -----        -----          -----
 Reimbursement of
  Expenses(d)...............    (0.13)%    (0.71)%      (0.35)%        (0.22)%
                                -----      -----        -----          -----
 Total Operating Expenses of
  the Funds and the
  Series(e).................     0.40 %     0.50 %       0.35 %         0.65 %
                                =====      =====        =====          =====
                                 CLASS D SHARES
                               S&P 500   SMALL CAP  AGGREGATE BOND INTERNATIONAL
                              INDEX FUND INDEX FUND   INDEX FUND    INDEX FUND
                              ---------- ---------- -------------- -------------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases......     None       None         None           None
 Sales Charge Imposed on
  Dividend Reinvestment.....     None       None         None           None
 Deferred Sales Charge......     None       None         None           None
 Redemption Fee.............     None       None         None           None
 Exchange Fee...............     None       None         None           None
ANNUAL FUND OPERATING
 EXPENSES (AS A PERCENTAGE
 OF AVERAGE
 NET ASSETS):
 Investment Advisory
  Fees(a)...................     0.05 %     0.08 %       0.06 %         0.11 %
 Rule 12b-1 Account
  Maintenance Fees..........     0.25 %     0.25 %       0.25 %         0.25 %
 Other Expenses.............
 Administrative Fees(b).....     0.20 %     0.22 %       0.14 %         0.24 %
 Custodian Fees.............     0.03 %     0.08 %       0.04 %         0.05 %
 Other (expenses of the
  Funds and the Series)(c)..     0.25 %     0.83 %       0.46 %         0.47 %
                                -----      -----        -----          -----
  Total Other Expenses......     0.48 %     1.13 %       0.64 %         0.76 %
                                -----      -----        -----          -----
 Reimbursement of
  Expenses(d)...............    (0.13)%    (0.71)%      (0.35)%        (0.22)%
                                -----      -----        -----          -----
 Total Operating Expenses of
  the Funds and the
  Series(e).................     0.65 %     0.75 %       0.60 %         0.90 %
                                =====      =====        =====          =====

--------

(a) Paid by the Series of the Trust. See "Management of the Funds--Expenses"-- page 21.

(b) Paid by the Funds. See "Management of the Funds--Expenses"--page 21.

(c) Includes fees of the Transfer Agent. See "Management of the Funds--Transfer Agency Services"--page 22.

                                    (footnotes continued on following page)

(d) Merrill Lynch Asset Management, L.P. (the "Administrator") anticipates voluntarily reimbursing or waiving a portion of the management, administrative and other expenses, if applicable. The Administrator may discontinue or reduce such reimbursement or waiver at any time without notice. Absent such reimbursement or waiver, the total operating expenses of the Funds and the Series are shown below.

                                 CLASS A SHARES

       S&P 500           SMALL CAP              AGGREGATE BOND             INTERNATIONAL
      INDEX FUND         INDEX FUND               INDEX FUND                INDEX FUND
      ----------         ----------             --------------             -------------
         .53%              1.21%                    0.70%                      0.87%

                                 CLASS D SHARES

       S&P 500           SMALL CAP              AGGREGATE BOND             INTERNATIONAL
      INDEX FUND         INDEX FUND               INDEX FUND                INDEX FUND
      ----------         ----------             --------------             -------------
         .78%              1.46%                    0.95%                      1.12%

(e) Expenses have been restated to reflect current and anticipated fees associated with each Fund.

EXAMPLE:

  An investor would pay the following expenses on a $1,000 investment assuming
(1) the Total Operating Expenses in respect of each class of shares of each Fund as set forth on page 2, (2) a 5% annual return throughout the period and
(3) redemption at the end of:

Class A Shares

                               S&P 500   SMALL CAP  AGGREGATE BOND INTERNATIONAL
                              INDEX FUND INDEX FUND   INDEX FUND    INDEX FUND
                              ---------- ---------- -------------- -------------
  One year...................    $ 4        $ 5          $ 4            $ 7
  Three years................    $13        $16          $11            $21
Class D Shares
                               S&P 500   SMALL CAP  AGGREGATE BOND INTERNATIONAL
                              INDEX FUND INDEX FUND   INDEX FUND    INDEX FUND
                              ---------- ---------- -------------- -------------
  One year...................    $ 7        $ 8          $ 6            $ 9
  Three years................    $21        $24          $19            $29

  The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in each class of each Fund will bear directly or indirectly. The expenses set forth under "Other Expenses" are based on estimated amounts through the end of a Series' and a Fund's first full fiscal year on an annualized basis.

  The example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATE OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATE OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE. Merrill Lynch may charge its customers a processing fee (presently $5.35) for confirming purchases and repurchases. Purchases and redemptions directly through the Funds' transfer agent are not subject to the processing fee. See "Purchase of Shares" and "Redemption of Shares."

                           FINANCIAL HIGHLIGHTS

  The financial information in the tables below for the period April 3, 1997 (commencement of operations) to June 30, 1997 for the S&P 500 Index Fund and the Aggregate Bond Index Fund, and for the period April 9, 1997 (commencement of operations) to June 30, 1997 for the Small Cap Index Fund and the International Index Fund is unaudited. Unaudited financial statements for the period ended June 30, 1997, as well as the statement of assets and liabilities as of January 17, 1997 which has been audited by Deloitte & Touche LLP and the independent auditors' report thereon, are included in the Statement of Additional Information.

  The following per share data and ratios have been derived from information provided in the financial statements.

                                  S&P 500 INDEX FUND                 SMALL CAP INDEX FUND
                          ----------------------------------- -----------------------------------
                               CLASS A           CLASS D           CLASS A           CLASS D
                          ----------------- ----------------- ----------------- -----------------
                           FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                          APRIL 3, 1997+ TO APRIL 3, 1997+ TO APRIL 9, 1997+ TO APRIL 9, 1997+ TO
                            JUNE 30, 1997     JUNE 30, 1997     JUNE 30, 1997     JUNE 30, 1997
                          ----------------- ----------------- ----------------- -----------------
INCREASE IN NET ASSET
 VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period....      $  10.00           $ 10.00           $ 10.00           $ 10.00
                              --------           -------           -------           -------
 Investment income--net.           .03               .04               .03               .03
 Realized and unrealized
  gain on investments
  from the Series--net..          1.81              1.80              1.48              1.48
                              --------           -------           -------           -------
Total from investment
 operations.............          1.84              1.84              1.51              1.51
                              --------           -------           -------           -------
Net asset value, end of
 period.................      $  11.84           $ 11.84           $ 11.51           $ 11.51
                              ========           =======           =======           =======
TOTAL INVESTMENT RETURN:
 Based on net asset
  value per share.......         18.40%++          18.40%++          15.10%++          15.10%++
                              ========           =======           =======           =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursement++........           .41%*             .62%*             .50%*             .75%*
                              ========           =======           =======           =======
Expenses++..............           .54%*             .84%*            1.20%*            1.46%*
                              ========           =======           =======           =======
Investment income--net..          1.96%*            1.80%*            1.61%*            1.36%*
                              ========           =======           =======           =======
SUPPLEMENTAL DATA:
Net assets, end of
 period (in thousands)..      $236,616           $58,697           $18,031           $22,184
                              ========           =======           =======           =======

--------

 * Annualized.

 + Commencement of Operations.

++ Includes the Fund's share of the Series' allocated expenses.

 ++ Aggregate total investment return.

                               AGGREGATE BOND INDEX FUND           INTERNATIONAL INDEX FUND
                          ----------------------------------- -----------------------------------
                               CLASS A           CLASS D           CLASS A           CLASS D
                          ----------------- ----------------- ----------------- -----------------
                           FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                          APRIL 3, 1997+ TO APRIL 3, 1997+ TO APRIL 9, 1997+ TO APRIL 9, 1997+ TO
                            JUNE 30, 1997     JUNE 30, 1997     JUNE 30, 1997     JUNE 30, 1997
                          ----------------- ----------------- ----------------- -----------------
INCREASE IN NET ASSET
 VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period....      $  10.00           $ 10.00          $  10.00           $ 10.00
                              --------           -------          --------           -------
 Investment income--net.           .15               .15               .07               .09
 Realized and unrealized
  gain on investments
  from the Series--net..           .14               .15               --                --
 Realized and unrealized
  gain on investments
  and foreign currency
  transactions from the
  Series--net...........           --                --               1.45              1.43
                              --------           -------          --------           -------
Total from investment
 operations.............           .29               .30              1.52              1.52
                              --------           -------          --------           -------
Less dividends from
 investment
 income--net............          (.15)             (.15)              --                --
                              --------           -------          --------           -------
Net asset value, end of
 period.................      $  10.14           $ 10.15          $  11.52           $ 11.52
                              ========           =======          ========           =======
TOTAL INVESTMENT RETURN:
 Based on net asset
  value per share.......          2.95%++           2.99%++          15.20%++          15.20%++
                              ========           =======          ========           =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursement++........           .38%*             .54%*             .67%*             .86%*
                              ========           =======          ========           =======
Expenses++..............           .70%*            1.05%*             .87%*            1.14%*
                              ========           =======          ========           =======
Investment income--net..          6.34%*            6.09%*            4.08%*            3.51%*
                              ========           =======          ========           =======
SUPPLEMENTAL DATA:
Net assets, end of
 period (in thousands)..      $150,048           $26,762          $101,726           $25,818
                              ========           =======          ========           =======

--------

 * Annualized.

 + Commencement of Operations.

++ Includes the Fund's share of the Series' allocated expenses.

 ++ Aggregate total investment return.

                       INVESTMENT OBJECTIVES AND POLICIES

  The Corporation currently consists of four series: S&P 500 Index Fund, Small Cap Index Fund, Aggregate Bond Index Fund and International Index Fund. Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Each Fund will seek to achieve its objective by investing all of its assets in the series of Merrill Lynch Index Trust that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. There can be no assurance that the investment objectives of the Funds will be achieved.

  The Funds' and Series' investment objectives are not fundamental policies, and may be changed by the Directors of the Corporation and the Trustees of the Trust, respectively, without shareholder approval. THE TRUSTEES AND THE DIRECTORS MAY ALSO CHANGE THE TARGET INDEX OF ANY RESPECTIVE SERIES AND FUND IF THEY CONSIDER THAT A DIFFERENT INDEX WOULD FACILITATE THE MANAGEMENT OF THE SERIES AND FUND IN A MANNER WHICH BETTER ENABLES THE FUND AND SERIES TO SEEK TO REPLICATE THE TOTAL RETURN OF THE MARKET SEGMENT REPRESENTED BY THE CURRENT INDEX.

STRUCTURE OF THE FUNDS AND THE SERIES

  Unlike many other mutual funds, which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its assets in the corresponding Series of the Trust. Each Series is a separate series of a registered investment company with the same investment objective as its corresponding investing Fund. Because the Funds will not invest in any securities other than shares of the respective Series, investors in the Funds will acquire an indirect interest in the Series.

  In addition to selling their shares to the Funds, the Series may sell their shares to other mutual funds and institutional investors. All investors in the Series invest on the same terms and conditions and pay a proportionate share of the Series' expenses. However, other investors in the Series may sell their shares at prices different from those of the Funds as a result of the imposition of sales charges or different operating expenses. Therefore, investors in the Funds should be aware that these differences may result in different returns experienced by the various entities investing in the Series. Information concerning other holders of shares of the Series is available from Merrill Lynch Financial Data Services, Inc. ("MLFDS" or the "Transfer Agent") by calling 1-800-MER-FUND.

  The Board of Directors of the Corporation believes that this structure may enable the Funds to benefit from certain economies of scale. This view is based on the premise that (i) certain of the expenses of managing an investment portfolio that seeks to replicate the total return of a securities index are relatively fixed so that a larger investment portfolio may achieve a lower ratio of operating expenses to net assets and (ii) a larger investment portfolio may be able to reduce certain securities transaction costs to the extent that contributions to and redemptions from the investment portfolio from different investing entities may offset each other and thus produce a lower net cash flow.

  A Fund's investment in a Series may be withdrawn by the Board of Directors at any time if the Board determines that it is in the best interests of the Fund to do so. If any such withdrawal were made, the Board would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets directly in accordance with the investment objective of the Fund. The inability to find another such pooled entity or equivalent investment management could have a significant impact on the investments of the Fund's shareholders.

  Investors in the Funds should be aware that smaller entities investing in the Series may be materially affected by the actions of larger entities investing in the Series. For example, investors in the Series holding larger positions than the Funds could have greater voting power and effective voting control over the operations of the Series. Changes in the investment objective, policies or restrictions of a Series might cause a Fund to have difficulty in finding a substitute Series or equivalent investment management and might cause it to redeem its shares of the Series, and such a redemption could result in a distribution in kind of portfolio securities held by the Series, instead of cash. If securities were distributed to a Fund, and the Fund desired to convert the securities to cash, it would incur brokerage, tax or other charges in converting securities to cash. In addition, such a distribution in kind might result in a less diversified portfolio of investments of a Fund. These possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from the fund.

  Whenever a Fund is requested to vote on matters pertaining to a Series, the Fund will hold a meeting of shareholders, and the Fund's votes with respect to the Series will all be cast in the same proportion as the shares of the Fund for which voting instructions are received.

S&P 500 INDEX FUND

  The investment objective of the S&P 500 Index Fund is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of the Standard & Poor's (R) 500 Composite Stock Price Index (the "S&P 500"). There can be no assurance that the investment objective of the Fund will be achieved.

  The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch S&P 500 Index Series of the Trust ("S&P 500 Index Series"), which has the same investment objective as the Fund. The following is a description of the investment policies of the S&P 500 Index Series.

  In seeking to replicate the total return of the S&P 500, Merrill Lynch Asset Management, L.P. ("MLAM" or the "Manager") generally will allocate the S&P 500 Index Series' investments among common stocks in approximately the same weightings as the S&P 500. In addition, the Manager may use options and futures contracts and other types of financial instruments relating to all or a portion of the S&P 500. The S&P 500 Index Series may also engage in securities lending and index arbitrage. See "Other Types of Investments and Investment Techniques."

  The S&P 500 is composed of the common stocks of 500 large capitalization companies from various industrial sectors, most of which are listed on the New York Stock Exchange Inc. A company's stock market capitalization is the total market value of its outstanding shares. The S&P 500 represents a significant portion of the market value of all common stocks publicly traded in the United States.

SMALL CAP INDEX FUND

  The investment objective of the Small Cap Index Fund is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of the Russell 2000 (R) Index (the "Russell 2000"). There can be no assurance that the investment objective of the Fund will be achieved.

  The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Small Cap Index Series of the Trust ("Small Cap Index Series"), which has the same investment objective as the Fund. The following is a description of the investment policies of the Small Cap Index Series.

  In seeking to replicate the total return of the Russell 2000, the Manager may not allocate the Small Cap Index Series' investments among all of the common stocks in the Russell 2000, or in the same weightings as the Russell 2000. Instead, the Small Cap Index Series may invest in a statistically selected sample of the stocks included in the Russell 2000 and other types of financial instruments. The Manager may use options and futures contracts and other types of financial instruments relating to all or a portion of the Russell 2000. The investments to be included in the Small Cap Index Series will be selected so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks, and of the stocks underlying or otherwise related to the foregoing financial instruments, closely approximate those same factors in the Russell 2000, with the objective of reducing the selected investment portfolio's deviation from the performance of the Russell 2000 (this deviation is referred to as "tracking error"). The Small Cap Index Series may also engage in securities lending and index arbitrage. See "Other Types of Investments and Investment Techniques."

  The Russell 2000 is composed of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. A company's stock market capitalization is the total market value of its outstanding shares.

AGGREGATE BOND INDEX FUND

  The investment objective of the Aggregate Bond Index Fund is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index"). There can be no assurance that the investment objective of the Fund will be achieved.

  The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Aggregate Bond Index Series of the Trust ("Aggregate Bond Index Series"), which has the same investment objective as the Fund. The following is a description of the investment policies of the Aggregate Bond Index Series.

  In seeking to replicate the total return of the Aggregate Bond Index, the Manager may not allocate the Aggregate Bond Index Series' investments among all of the fixed-income securities in the Aggregate Bond Index, or in the same weightings as the Aggregate Bond Index. Instead, the Aggregate Bond Index Series may invest in a statistically selected sample of fixed-income securities and other types of financial instruments. The Manager may use options and futures contracts and other types of financial instruments relating to all or a portion of the Aggregate Bond Index. The investments to be included in the Aggregate Bond Index Series will be selected with the objective of reducing the selected investment portfolio's deviation from the performance of the Aggregate Bond Index (tracking error). The Aggregate Bond Index Series may, from time to time, substitute a different type of bond for one included in the Aggregate Bond Index. Substitution may result in levels of interest rate, credit or prepayment risks that differ from the levels of risks on the securities composing the Aggregate Bond Index. See "Risk Factors--Investments in Fixed-Income Securities." The Aggregate Bond Index Series may also engage in securities lending and index arbitrage. See "Other Types of Investments and Investment Techniques."

  The Aggregate Bond Index is composed primarily of dollar-denominated investment grade fixed-income securities in the following classes: U.S. Treasury and agency securities, U.S. corporate bonds, foreign corporate bonds, foreign sovereign debt (debt securities issued or guaranteed by foreign governments and governmental agencies), supranational debt (debt securities issued by entities, such as the World Bank, constituted by the governments of several countries to promote economic development) and mortgage-backed securities with maturities greater than one year. Corporate bonds contained in the Aggregate Bond Index represent issuers from various industrial sectors.

  The Aggregate Bond Index Series may invest in U.S. Treasury bills, notes and bonds and other "full faith and credit" obligations of the U.S. Government. The Aggregate Bond Index Series may also invest in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. "Agency" securities may not be backed by the "full faith and credit" of the U.S. Government. U.S. Government agencies may include the Federal Farm Credit Bank, the Resolution Trust Corporation and the Government National Mortgage Association. "Agency" obligations are not explicitly guaranteed by the U.S. Government and so are perceived as somewhat riskier than comparable Treasury bonds.

  The Aggregate Bond Index Series' corporate fixed-income securities will be primarily of investment grade quality--i.e., those rated at least Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB- by Standard & Poor's Ratings Group ("S&P"), the equivalent by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, of equal quality in the opinion of the Manager. Corporate fixed-income securities ranked in the fourth highest rating category, while considered "investment grade", have more speculative characteristics and are more likely to be downgraded than securities rated in the three highest ratings categories. In the event that the rating of a security in the Aggregate Bond Index Series is lowered below Baa or BBB, the Aggregate Bond Index Series may continue to hold the security. Such securities rated below investment grade are considered to be speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Descriptions of the ratings of fixed-income securities are contained in Appendix B to this Prospectus.

  The Aggregate Bond Index Series may also invest in other instruments that "pass through" payments on such obligations, such as collateralized mortgage obligations ("CMOs").

INTERNATIONAL INDEX FUND

  The investment objective of the International Index Fund is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of the Morgan Stanley Capital International EAFE (R) GDP Weighted Index (the "EAFE Index"). There can be no assurance that the investment objective of the Fund will be achieved.

  The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch International Index Series of the Trust ("International Index Series"), which has the same investment objective as the Fund. The following is a description of the investment policies of the International Index Series.

  In seeking to replicate the total return of the EAFE Index, the Manager may not allocate the International Index Series' investments among all of the countries, or all of the companies within a country, represented in the EAFE Index, or in the same weightings as the EAFE Index. Instead, the International Index Series may invest in a statistically selected sample of the equity securities included in the EAFE Index and other types of financial instruments. In addition, the Manager may use options and futures contracts and other types of financial instruments relating to all or a portion of the EAFE Index. The investments to be included in the International Index Series will be selected so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks, and of the stocks underlying or otherwise related to the foregoing financial instruments, closely approximate those same factors in the EAFE Index, with the objective of reducing the selected investment portfolio's deviation from the performance of the EAFE Index (tracking error). The International Index Series may also engage in securities lending and index arbitrage. See "Other Types of Investments and Investment Techniques."

  The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger capitalization companies in such markets. A company's stock market capitalization is the total market value of its outstanding shares. The countries currently included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and United Kingdom. The weighting of the EAFE Index among these countries is based upon gross domestic product (GDP). (Market capitalization is the basis for country weightings in another version of the EAFE Index. Using the GDP weighting tends to decrease the relative weighting of Japan and the United Kingdom while increasing the weighting of certain European countries, generally resulting in a more diversified EAFE Index).

ABOUT INDEXING AND MANAGEMENT OF THE SERIES

  About Indexing. The Series are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Series, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before each Series' expenses (which can be expected to reduce the total return of the Series), the total return of its respective index.

  Indexing and Managing the Series. Under normal conditions each Series will invest at least 80% of its assets (exclusive of assets held as collateral for securities loans or as margin for futures transactions) in securities or other financial instruments which are contained in, or related to the securities contained in, the applicable index (equity securities, in the case of the S&P 500 Index Series, Small Cap Index Series and International Index Series (the "Equity Series"), and fixed-income securities in the case of the Aggregate Bond Index Series (the "Fixed-Income Series")).

  Because each Series seeks to replicate the total return of its respective index, generally the Manager will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, the Manager may omit or remove a security which is included in an index from the portfolio of a Series if, following objective criteria, the Manager judges the security to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions.

  In managing the Equity Series, the Manager may employ index arbitrage. Index arbitrage involves the sale of a replicating selection, or "basket," of stocks with the simultaneous purchase of an equivalent dollar value of related futures contracts, or alternatively the purchase of such an equity basket with a simultaneous sale of related futures contracts. This technique is designed to take advantage of a possible mispricing which could arise between the securities market and the futures market. Extensive use of this technique could, however, be limited by applicable tax laws.

  In addition, the Manager may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to a Series or by a Series of amounts based upon the performance (positive, negative or both) of a particular security or basket. The Manager will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, the Manager may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities' weightings in the target index.

  Each Series' ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Series, taxes (including foreign withholding taxes, which will affect the International Index Series and the Aggregate Bond Index Series due to foreign tax withholding practices), changes in either the composition of the index or the assets of a Series, and the timing and amount of Series investor contributions and withdrawals, if any. In addition, each Fund's total return will be affected by incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that each Series' total return over periods of one year and longer will, on a gross basis and before taking into account expenses, be within 5 basis points (a basis point is one one-hundredth of one percent (0.01%)) for the S&P 500 Index Fund, 100 basis points for the Small Cap Index Fund, 150 basis points for the International Index Fund, and 25 basis points for the Aggregate Bond Index Fund, of the total return of the applicable indices. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees of the Trust and the Directors of the Corporation will consider alternative strategies for the Series and the Funds.

OTHER TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES OF THE SERIES

  Cash Management. Generally, the Manager will employ futures and options on futures to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes. However, if considered appropriate in the opinion of the Manager, a portion of a Series' assets may be invested in certain types of instruments with remaining maturities of 397 days or less for liquidity purposes. Such instruments would consist of: (i) obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions ("U.S. Government Securities"); (ii) other fixed-income securities rated Aa or higher by Moody's or AA or higher by S&P or, if unrated, of comparable quality in the opinion of the Manager; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Series invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper, bank obligations or other short-term obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Manager.

  Portfolio Strategies Involving Futures, Options, Swaps and Indexed Instruments. Each Series will also utilize options, futures, options on futures, swaps and other indexed instruments. Futures and options on futures may be employed to provide liquidity as described in the preceding paragraph, and may also be employed in connection with a Series' index arbitrage strategies. Futures, options on futures, swaps and other indexed instruments may be employed as a proxy for a direct investment in securities underlying the Series' index. In addition, the International Index Series may engage in futures contracts on foreign currencies in connection with certain foreign securities transactions.

  The Manager will choose among the foregoing instruments based on its judgment of how best to meet each Series' goals. In connection therewith, the Manager will assess such factors as current and anticipated securities prices, relative liquidity and price levels in the options, futures and swap markets compared to the securities markets, and the Series' cash flow and cash management needs.

  The Series' use of the foregoing instruments and the associated risks are described in detail in Appendix A to this Prospectus.

  Foreign Exchange Transactions. The International Index Series may engage in futures contracts on foreign currencies and foreign currency forward and spot transactions in connection with transactions or anticipated transactions in securities denominated in foreign currencies. Specifically, the Series may purchase or sell a currency to settle a security transaction or sell a currency in which the Series has received or anticipates receiving a dividend or distribution.

OTHER INVESTMENT POLICIES AND PRACTICES OF THE SERIES

  Illiquid Investments. Each of the Series may invest up to 15% of its net assets in illiquid investments. Pursuant to that restriction each Series may not invest in instruments which cannot be readily resold because of legal or contractual restrictions, which cannot otherwise be marketed, redeemed, put to the issuer or a third party, which do not mature within seven days, or which the Trustees have not determined to be liquid, if, regarding all such instruments, more than 15% of its net assets, taken at market value, would be invested in such instruments.

  Each Series may purchase, without regard to the above limitation, securities that are not registered under the Securities Act of 1933 (the "Securities Act") but that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Trustees, or the Manager pursuant to guidelines adopted by the Trustees, continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Trustees, however, will retain oversight and are ultimately responsible for these determinations. The Trustees monitor each Series' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in each Series to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

  Repurchase Agreements. Each Series may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, primary dealers in U.S. Government securities, or an affiliate thereof, or with other entities which the Manager otherwise deems to be creditworthy. Under repurchase agreements, the counterparty agrees, upon entering into the contract, to repurchase the security from the Series at a mutually agreed upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period although it may be affected by currency fluctuations. In the event of default by the seller under a repurchase agreement the Series may suffer time delays and incur costs or possible losses in connection with disposition of the collateral. Repurchase agreements maturing in more than seven days are deemed illiquid by the Securities and Exchange Commission and are therefore subject to the Series' investment restrictions limiting investments in securities that are not readily marketable to 15% of the Series' net assets.

  Lending of Portfolio Securities. To the extent permitted by law, each Series may from time to time lend securities from its portfolio to banks, brokers and other financial institutions and receive collateral in cash or securities issued or guaranteed by the United States government. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Series' policy concerning lending is fundamental and it may not be changed without the approval of the holders of a majority of the Series' outstanding voting securities, as defined in the Investment Company Act. During the period of such a loan, the Series receives the income on the loaned securities and either receives the income on the collateral or other compensation, i.e., negotiated loan premium or fee, for entering into the loan and thereby increases its yield. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Series could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities. Presently, no Series intends to lend portfolio securities representing in excess of 33 1/3% of its total assets.

  When-Issued Securities and Delayed Delivery Transactions. The Aggregate Bond Index Series may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed delivery. These transactions occur when securities are purchased or sold by the Series with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Series at the time of entering into the transaction. Although the Aggregate Bond Index Series has not established any limit on the percentage of its assets that may be committed in connection with such transactions, the Aggregate Bond Index Series will maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the amount of its commitment in connection with such purchase transactions.

  Dollar Rolls. The Aggregate Bond Index Series may enter into dollar rolls, in which the Aggregate Bond Index Series will sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (the same type and coupon) securities on a specified future date from the same party. During the roll period, the Series forgoes principal and interest paid on the securities sold. The Aggregate Bond Index Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

  Dollar rolls involve the risk that the market value of the securities subject to the Aggregate Bond Index Series' forward purchase commitment may decline below the price of the securities the Aggregate Bond Index Series has sold. In the event the buyer of the securities files for bankruptcy or becomes insolvent, the Aggregate Bond Index Series' use of the proceeds of the current sale portion of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Aggregate Bond Index Series' obligation to purchase the similar securities in the forward transaction. Dollar rolls are speculative techniques which can be deemed to involve leverage. The Aggregate Bond Index Series will establish a segregated account with its custodian in which it will maintain liquid securities in an aggregate amount equal to the amount of the forward commitment. The Aggregate Bond Index Series will engage in dollar roll transactions to enhance return and not for the purpose of borrowing. Each dollar roll transaction is accounted for as a sale of a portfolio security and a subsequent purchase of a substantially similar security in the forward market.

  Standby Commitment Agreements. The Aggregate Bond Index Series may from time to time enter into standby commitment agreements. Such agreements commit the Aggregate Bond Index Series, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Series at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Aggregate Bond Index Series is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Aggregate Bond Index Series will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Series. The Aggregate Bond Index Series will not enter into a standby commitment with a remaining term in excess of 90 days and will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of all other illiquid securities, will not exceed 15% of its total assets taken at the time of acquisition of such commitment or security. The Aggregate Bond Index Series will at all times maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment.

  There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Because the issuance of the security underlying the commitment is at the option of the issuer, the Aggregate Bond Index Series may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

  The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of the Aggregate Bond Index Series' net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

  Short Sales. In connection with the use of certain instruments based upon or consisting of one or more baskets of securities, the Manager may sell a security a Series does not own, or in an amount greater than the Series owns (i.e., make short sales). Such transactions will be used only in an effort to adjust the weightings of particular securities represented in the basket to reflect such securities' weightings in the target index. The Manager will not employ short sales in reflection of the Manager's outlook for the securities markets or for the performance of the securities sold short. Generally, to complete a short sale transaction, the Series will borrow the security to make delivery to the buyer. The Series is then obligated to replace the security borrowed. The price at the time of replacement may be more or less than the price at which the security was sold by the Series. Until the security is replaced, the Series is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Series may be required to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Series replaces the borrowed security, it will (a) maintain in a segregated account with its custodian cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.

INVESTMENT RESTRICTIONS

  The Funds' and the Series' investment activities are subject to further restrictions that are described in the Statement of Additional Information. Investment restrictions and policies which are fundamental policies may not be changed without the approval of the holders of a majority of the Funds' or Series' outstanding voting securities as defined in the Investment Company Act.

  Among the more significant fundamental restrictions, a Series or Fund may not invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry. In addition, although each Fund is classified as a non-diversified fund under the Investment Company Act and is not subject to the diversification requirements of the Investment Company Act, each Fund is required to comply with certain requirements under the Internal Revenue Code of 1986, as amended (the "Code"). To ensure that the Funds satisfy these requirements, the Declaration of Trust requires that each Series be managed in compliance with the Code requirements as though such requirements were applicable to the Series. These requirements include limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of a Fund's total assets are invested in the securities of a single issuer, or any two or more issuers which are controlled by the Fund and engaged in the same, similar or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in the securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The U.S. Government, its agencies and instrumentalities are not included within the definition of "issuer" for purposes of the diversification requirements of the Code. These requirements will be satisfied at the Series level and not at the level of the Funds based upon a ruling received from the Internal Revenue Service ("IRS") which entitles the Funds to "look through" the shares of the Series to the underlying investments of the Series for purposes of these diversification requirements.

  The Funds' and Series' investment objectives are not fundamental policies, and may be changed by the Directors and the Trustees, respectively, without shareholder approval. THE TRUSTEES AND THE DIRECTORS MAY ALSO CHANGE THE TARGET INDEX OF ANY RESPECTIVE SERIES AND FUND IF THEY CONSIDER THAT A DIFFERENT INDEX WOULD FACILITATE THE MANAGEMENT OF THE SERIES AND FUND IN A MANNER WHICH BETTER ENABLES THE FUND AND SERIES TO SEEK TO REPLICATE THE TOTAL RETURN OF THE MARKET SEGMENT REPRESENTED BY THE CURRENT INDEX.

RISK FACTORS

  Each Fund will be subject to the risks associated with an investment in its corresponding Series. These risks are set forth below.

  Cash Flows; Expenses. The ability of each Series to satisfy its investment objective depends to some extent on the Manager's ability to manage cash flow (primarily from purchases and redemptions and distributions from the Series' investments). The Manager will make investment changes to a Series' portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Series' target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, which will be borne by the Series, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Funds. Finally, since each Series seeks to replicate the total return of its target index, the Manager generally will not attempt to judge the merits of any particular security as an investment.

  Options, Futures, Swaps and Indexed Instruments. The Manager expects to use options, futures, options on futures, swaps and indexed instruments as described above under "About Indexing and Management of the Series--Other Types of Investments and Techniques--Portfolio Strategies Involving Futures, Options, Swaps and Indexed Instruments." Use of such instruments may involve investment risks and transaction costs to which the Series would not be subject absent the use of these instruments. A discussion of these instruments is contained in Appendix A to this Prospectus.

  Investment in Foreign Securities. Investments on an international basis involve certain risks not typically involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign or U.S. governmental laws or restrictions applicable to such investments. Securities prices in different countries are subject to different economic, financial, political and social factors. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Also, it is anticipated that most of the foreign securities held by a Series will not be registered with the Securities and Exchange Commission nor will the issuers thereof be subject to the reporting requirements of such agency. In addition, foreign investors such as the Series may be subject to withholding taxes in certain countries, which may reduce the returns of the Series.

  Since the International Index Series will invest heavily in securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates will affect the value of securities in the Series' portfolio and the unrealized appreciation or depreciation of investments so far as United States investors are concerned. Currencies of certain foreign countries may be volatile and therefore may affect the value of securities denominated in such currencies. Changes in foreign currency exchange rates relative to the United States dollar will affect the United States dollar value of the Series' assets denominated in that currency and the return on such assets. The rate of exchange between the dollar and other currencies is determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by the international balance of payments, the level of interest and inflation rates and other economic and financial conditions, government intervention, speculation and other factors.

  Investment in Fixed-Income Securities. Because the Aggregate Bond Index Series will invest in fixed-income securities, it will be subject to the general risks inherent is such securities, primarily interest rate risk, credit risk and prepayment risk.

  Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. As a rule bond prices vary inversely with interest rates. If interest rates rise, bond prices generally decline; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds generally fluctuate more in price than shorter-maturity bonds. To compensate investors for these larger fluctuations, longer-maturity bonds usually offer higher yields than shorter-maturity bonds, other factors, including credit quality, being equal. These basic principles of bond prices also apply to U.S. Government Securities. A security backed by the "full faith and credit" of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

  Credit risk is the possibility that an issuer of securities held by the Aggregate Bond Index Series will be unable to make payments of either interest or principal or will be perceived to have a diminished capacity to make such payments in the future. The credit risk of the Aggregate Bond Index Series is a function of the diversification and credit quality of its underlying securities.

  The Aggregate Bond Index Series may also be exposed to event risk, which includes the possibility that fixed-income securities held by the Aggregate Bond Index Series may suffer a substantial decline in credit quality and market value due to issuer restructurings. Certain restructurings such as mergers, leveraged buyouts, takeovers or similar events, are often financed by a significant expansion of corporate debt. As a result of the added debt burden, the credit quality and market value of a firm's existing debt securities may decline significantly. Other types of restructurings (such as corporate spinoffs or privatizations of governmental or agency borrowers or the termination of express or implied governmental credit support) may also result in decreased credit quality of a particular issuer.

  Prepayment risk is the possibility that the principal of the mortgage loans underlying mortgage-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Aggregate Bond Index Series may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the mortgage-backed securities held by the Aggregate Bond Index Series may exhibit price characteristics of longer-term debt securities.

  The corporate substitution strategy used by the Aggregate Bond Index Series (discussed above) may increase or decrease the Aggregate Bond Index Series' exposure to the foregoing risks relative to those of the Aggregate Bond Index.

  Investments in Small Companies. The Small Cap Index Series will invest primarily in securities of smaller capitalization issuers. Investments in securities of smaller capitalization issuers involve special considerations and risks not typically associated with investments in securities of larger capitalization issuers, including an issuer's limited product lines, markets or financial resources, or dependence on a limited management group. In addition, many smaller capitalization stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements, than stocks of larger companies. The securities of smaller companies may also be more sensitive to market changes than the securities of larger companies.

  Portfolio Turnover. Although each Series will use a passive, indexing approach to investing, each Series may engage in a substantial number of portfolio transactions. The rate of portfolio turnover will be a limiting factor when the Manager considers whether to purchase or sell securities for a Series only to the extent that the Manager will consider the impact of transaction costs on a Series' tracking error. Changes in the securities comprising a Series' index will tend to increase that Series' portfolio turnover rate, as the Manager restructures the Series' holdings to reflect the changes in the index. The portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Series' purchases or sales of securities by the average net asset value of the Series. High portfolio turnover involves correspondingly greater brokerage commissions for a Series investing in equity securities and other transaction costs which are borne directly by a Series. A high portfolio turnover rate may also result in the realization of taxable capital gains, including short-term capital gains taxable at ordinary income rates.

  While it is impossible to predict the portfolio turnover rates for each of the Series, it is anticipated that the portfolio turnover rates for each of the Series will not exceed 100%. For the period April 3, 1997 (commencement of operations) to June 30, 1997, the portfolio turnover of the S&P 500 Index Series and the Aggregate Bond Index Series was 1.39% and 62.75%, respectively. For the period April 9, 1997 (commencement of operations) to June 30, 1997, the portfolio turnover of the Small Cap Index Series and the International Index Series was 26.02% and 5.45%, respectively.

ADDITIONAL INFORMATION CONCERNING THE INDICES

  S&P 500. "Standard & Poor's (R)", "S&P (R)", "S&P 500 (R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Corporation and the Trust. The S&P 500 Index Fund and the S&P 500 Index Series are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw Hill Companies, Inc. ("Standard & Poor's") and Standard & Poor's makes no representation regarding the advisability of investing in the Fund or the Series.

  The Fund and the Series are not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the owners of shares of the Fund or the Series or any member of the public regarding the advisability of investing in securities generally or in the Fund or the Series particularly or the ability of the S&P 500 to track general stock market performance. Standard & Poor's only relationship to the Fund and the Series is the licensing of certain trademarks and trade names of Standard & Poor's and of the S&P 500 which is determined, composed and calculated by Standard & Poor's without regard to the Fund and the Series. Standard & Poor's has no obligation to take the needs of the Fund and the Series or the owners of shares of the Fund and the Series into consideration in determining, composing or calculating the S&P 500. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the Fund and the Series or the timing of the issuance of sale of shares of the Fund and the Series or in the determination or calculation of the equation by which the Fund and the Series is to be converted into cash. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the Fund and the Series.

  Standard & Poor's does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein, and Standard & Poor's shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's makes no warranty, express or implied, as to results to be obtained by the Fund, the Series, owners of shares of the Fund and the Series, or any other person or entity from the use of the S&P 500 Index or any data included therein. Standard & Poor's makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

  Russell 2000. The Small Cap Index Fund and the Small Cap Index Series are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Index Fund or the Small Cap Index Series nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

  Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000 (R) Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

  Frank Russell Company's publication of the Russell 2000 (R) Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 2000 is based. Frank Russell company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 or any data included in the Russell 2000. Frank Russell company makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 or any data included therein, or any security (or combination thereof) comprising the Russell 2000. Frank Russell company makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000 or any data or any security (or combination thereof) included therein.

  EAFE Index. The Morgan Stanley Capital International ("MSCI") EAFE (R) Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The MSCI EAFE (R) Index is a service mark of Morgan Stanley Group Inc. and has been licensed for use by MLAM and its affiliates.

  The International Index Fund and the International Index Series are not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the International Index Fund and the International Index Series or any member of the public regarding the advisability of investing in securities generally or in the International Index Fund and the International Index Series particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index. Morgan Stanley has no obligation to take the needs of the International Index Fund and the International Index Series or the owners of shares of the International Index Fund and the International Index Series into consideration in determining, composing or calculating the EAFE Index. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the International Index Fund and the International Index Series to be issued or in the determination or calculation of the equation by which the shares of the International Index Fund and the International Index Series is redeemable for cash. Morgan Stanley has no obligation or liability to owners of shares of the International Index Fund and the International Index Series in connection with the administration, marketing or trading of the International Index Fund and the International Index Series.

  Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the EAFE Index from sources which Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the EAFE Index or any data included therein. Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of shares of the International Index Fund and the International Index Series, or any other person or entity from the use of the EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

                            MANAGEMENT OF THE FUNDS

BOARD OF DIRECTORS

  The Board of Directors of the Corporation consists of four individuals, three of whom are not "interested persons" of the Corporation as defined in the Investment Company Act. The Board of Directors is responsible for the overall supervision of the operations of the Funds and performs the various duties imposed on the directors of investment companies by the Investment Company Act.

  The Directors of the Corporation are:

  Terry K. Glenn*--Executive Vice President of MLAM and Fund Asset Management, L.P. ("FAM") since 1983; Executive Vice President and Director of Princeton Services, Inc. since 1993; President of Merrill Lynch Funds Distributor, Inc. (the "Distributor") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

  Jack B. Sunderland--President and Director of American Independent Oil Company, Inc. (energy company) since 1987; Member of Council on Foreign Relations since 1971.

  Stephen B. Swensrud--Chairman of Fernwood Associates (financial consultants) since 1975.

  J. Thomas Touchton--Managing Partner of The Witt-Touchton Company and its predecessor The Witt Co. (private investment partnership) since 1972; Trustee Emeritus of Washington and Lee University; Director of TECO Energy, Inc. (electric utility holding company).
--------

*Interested person, as defined by the Investment Company Act, of the Corporation.

  The Directors of the Corporation are also Trustees of the Trust. The Directors have adopted procedures that they believe are reasonably designed to resolve any conflicts that arise in connection with this overlap.

ADMINISTRATION OF THE CORPORATION AND THE FUNDS

  The Corporation does not have an investment adviser, since all of each Fund's assets will be invested in its corresponding Series. The Corporation has retained the services of MLAM as administrator of the Funds (the
"Administrator"). Under the Administration Agreement, the Administrator provides the Funds with administrative services.

ADVISORY ARRANGEMENTS OF THE TRUST AND THE SERIES

  MLAM, with offices at 800 Scudders Mill Road, Plainsboro, New Jersey (mailing address: Box 9011, Princeton, New Jersey 08543-9011) also acts as manager for the Trust and each Series and provides them with management and investment advisory services.

  MLAM is owned and controlled by Merrill Lynch & Co., Inc. ("ML & Co."), a financial services holding company and the parent of Merrill Lynch. MLAM or its affiliate, FAM, acts as the manager and investment adviser for more than 140 other registered investment companies. MLAM also offers portfolio management and portfolio analysis services to individuals and institutions. As of July 31, 1997, MLAM and FAM had a total of approximately $267.2 billion in investment company and other portfolio assets under management, including accounts of certain affiliates of MLAM.

  Eric Mitofsky is primarily responsible for the day-to-day management of the investments of the S&P 500 Index Series, Small Cap Index Series and International Index Series. Mr. Mitofsky has been associated with MLAM since 1992, and has been a Vice President of MLAM since 1992. Jay C. Harbeck and Gregory M. Maunz are primarily responsible for the day-to-day management of the investments of the Aggregate Bond Index Series. Mr. Harbeck has been a Vice President of MLAM since 1986, and Mr. Maunz has been a Vice President of MLAM since 1985.

EXPENSES

  The Funds pay the Administrator monthly compensation at the annual rates of the average daily net assets of each Fund as follows:

             NAME OF FUND                                    ADMINISTRATION FEE
             ------------                                    ------------------
   S&P 500 Index Fund.......................................       0.20%
   Small Cap Index Fund.....................................       0.22%
   Aggregate Bond Index Fund................................       0.14%
   International Index Fund.................................       0.24%

  In addition, the administration agreement with the Administrator (the "Administration Agreement") obligates the Corporation to pay certain expenses incurred in its operations including, among other things, legal and audit fees, registration fees, unaffiliated Directors' fees and expenses, custodian and transfer agency fees, accounting costs, the costs of issuing and redeeming shares and certain of the costs of printing proxies, shareholder reports, prospectuses and statements of additional information. For the period April 3, 1997 (commencement of operations) to June 30, 1997, the total fee paid by the S&P 500 Index Fund and the Aggregate Bond Index Fund to the Administrator was $94,046 and $28,078, respectively. For the period April 9, 1997 (commencement of operations) to June 30, 1997, the total fee paid by the Small Cap Index Fund and the International Index Fund to the Administrator was $16,520, and $50,554, respectively. Accounting services are provided to each Fund by the Administrator, and each Fund reimburses the Administrator for its costs in connection with such services on a semi-annual basis. For the period April 3, 1997 (commencement of operations) to June 30, 1997, the amount of such reimbursement for the S&P 500 Index Fund and the Aggregate Bond Index Fund was $47,980 and $58,786, respectively. For the period April 9, 1997 (commencement of operations) to June 30, 1997, the amount of such reimbursement for the Small Cap Index Fund and the International Index Fund was $41,132 and $23,561, respectively.

  The Series of the Trust pay the Manager monthly compensation at the annual rates of the average daily net assets of each Series as follows:

           NAME OF SERIES                                         MANAGEMENT FEE
           --------------                                         --------------
      S&P 500 Index Series.......................................      0.05%
      Small Cap Index Series.....................................      0.08%
      Aggregate Bond Index Series................................      0.06%
      International Index Series.................................      0.11%

  In addition, the management agreement with the Manager (the "Management Agreement") obligates the Trust to pay certain expenses incurred in its operations including, among other things, legal and audit fees, registration fees, unaffiliated trustees' fees and expenses, custodian and transfer agency fees, accounting costs, the costs of issuing and redeeming shares and certain of the costs of printing proxies, shareholder reports, prospectuses and statements of additional information. For the period April 3, 1997 (commencement of operations) to June 30, 1997, the fee earned by the Manager, from the S&P 500 Index Series and the Aggregate Bond Index Series was $23,504 and $12,712, respectively (based on average daily net assets of approximately $195.0 million and $83.2 million, respectively), all of which was voluntarily waived. For the period April 9, 1997 (commencement of operations) to June 30, 1997, the fee earned by the Manager, from the Small Cap Index Series, and the International Index Series was $6,005, and $23,163, respectively (based on average daily net assets of approximately $33.4 million, and $93.8 million, respectively), all of which was voluntarily waived. Shareholders bear the expenses of a Fund directly and the expenses of the Series in which the Fund has invested, indirectly. For the period April 3, 1997 (commencement of operations) to June 30, 1997, the ratio of total expenses to average net assets was .54% and .84% for Class A shares and Class D shares of S&P 500 Index Fund,
 .70% and 1.05% for Class A shares and Class D shares of Aggregate Bond Index Fund, .14% for the S&P 500 Index Series and .27% for the Aggregate Bond Index Series. For the period April 9, 1997 (commencement of operations) to June 30, 1997, the ratio of total expenses to average net assets was 1.20% and 1.46% for Class A shares and Class D shares of Small Cap Index Fund, .87% and 1.14% for Class A shares and Class D shares of International Index Fund, .37% for the Small Cap Index Series and .32% for the International Index Series. Accounting services are provided to the Trust by the Manager, and each Fund and Series reimburses the Manager for its costs in connection with such services on a semi-annual basis. For the period April 3, 1997 (commencement of operations) to June 30, 1997, the amount of such reimbursement for the S&P 500 Index Fund, Aggregate Bond Index Fund, S&P 500 Index Series and Aggregate Bond Index Series was $1,302, $1,591, $10,574 and $8,519, respectively. For the period April 9, 1997 (commencement of operations) to June 30, 1997, the amount of such reimbursement for the Small Cap Index Fund, the International Index Fund, Small Cap Index Series and the International Index Series was $1,496, $1,597, $3,259 and $10,781, respectively.

  The Directors of the Corporation believe that the aggregate per share expenses of each Fund and corresponding Series should not be significantly greater than the expenses which each Fund would incur if it retained the services of an investment adviser and the assets of each Fund were invested directly in the type of securities held by the corresponding Series.

TRANSFER AGENCY SERVICES

  MLFDS, which is a subsidiary of ML & Co., acts as the Corporation's Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts.

Pursuant to the Transfer Agency Agreement, the Transfer Agent receives an annual fee at the annual rate of .05% of the average daily value of the net assets of a Fund for its services and is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co. For the period April 3, 1997 (commencement of operations) to June 30, 1997, the total fee paid by the S&P 500 Index Fund and the Aggregate Bond Index Fund was $24,456 and $8,469, respectively. For the period April 9, 1997 (commencement of operations) to June 30, 1997, the total fee paid by the Small Cap Index Fund, and the International Index Fund to the Transfer Agent was $3,750, and $10,532, respectively. MLFDS also acts as the transfer agent to the Trust.

CODES OF ETHICS

  The Board of Directors of the Corporation has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act which incorporates the Codes of Ethics of the Trust and of MLAM (together, the "Ethics Codes"). The Ethics Codes significantly restrict the personal investing activities of all employees of the Manager and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

  The Ethics Codes require that all employees of the Manager preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Manager include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Manager. Furthermore, the Ethics Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Trust within periods of trading by the Series in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                               PURCHASE OF SHARES

  Merrill Lynch Funds Distributor, Inc. (the "Distributor"), an affiliate of both MLAM and Merrill Lynch, acts as the distributor of the shares of the Fund.

  The Fund offers two classes of shares, Class A shares and Class D shares. Class A shares of the Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge, and are not subject to any ongoing account maintenance or distribution fee. Distribution of Class A shares of the Fund is limited to certain eligible investors. Class D shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge and are not subject to any ongoing distribution fee, but are subject to an ongoing account maintenance fee at an annual rate of 0.25% of average daily net assets.

  Class A shares are offered to a limited group of investors who participate in certain investment programs which charge a fee for participation, including the Merrill Lynch Mutual Fund Adviser program. In addition,

Class A shares are offered to ML & Co. and its subsidiaries and their directors and employees and to members of the Boards of MLAM-advised investment companies, including the Corporation. For more information about these programs, contact the Transfer Agent at 1-800-MER-FUND.

  Shares of the Corporation may be purchased from securities dealers or by mailing a purchase order directly to the Transfer Agent. Shareholders may redeem their shares at any time at the next determined net asset value. The minimum initial purchase is $1,000 and the minimum subsequent purchase is $50, except that for retirement plans the minimum initial investment is $100 and the minimum subsequent purchase is $1. Merrill Lynch may charge its customers a processing fee (currently $5.35) for confirming purchases and repurchases. Purchase and redemptions directly through the Corporation's transfer agent are not subject to processing fees.

  The Distributor also acts as the placement agent for the Trust.

ACCOUNT MAINTENANCE PLAN

  Pursuant to a plan adopted by the Corporation with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Investment Company Act (the "Plan"), the Class D shares of each Series pay the Distributor an ongoing account maintenance fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to such shares. Pursuant to a sub-agreement with the Distributor, Merrill Lynch also provides account maintenance services in respect of the Class D shares of each Fund. The ongoing account maintenance fee compensates the Distributor and Merrill Lynch for providing account maintenance services to Class D shareholders. For the period April 3, 1997 (commencement of operations) to June 30, 1997, the S&P 500 Index Fund and the Aggregate Bond Index Fund paid the Distributor $30,273 and $15,931, respectively, pursuant to the Plan (based on average daily net assets, subject to such Class D Plan of approximately $50.2 million and $26.4 million, respectively), all of which was paid to Merrill Lynch for providing account maintenance activities in connection with Class D shares. For the period April 9, 1997 (commencement of operations) to June 30, 1997, the Small Cap Index Fund and the International Index Fund paid the Distributor $10,709, and $14,371, respectively, pursuant to the Plan (based on average daily net assets, subject to such Class D Plan of approximately $19.1 million, and $25.6 million, respectively), all of which was paid to Merrill Lynch for providing account maintenance activities in connection with Class D Shares.

                              REDEMPTION OF SHARES

  Each Fund is required to redeem all full and fractional shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. There will be no additional charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Fund at such time. The Corporation will generally pay redemptions in cash; however, if requested by a shareholder, at the discretion of the Administrator the Corporation may pay a redemption or repurchase of shares in an amount of $10,000,000 or more (which amount may be decreased or increased by the Administrator from time to time) with portfolio securities.

REDEMPTION

  A shareholder wishing to redeem shares may do so without charge by tendering the shares directly to the Transfer Agent, Merrill Lynch Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be delivered to Merrill Lynch Financial Data Services, Inc., Transfer Agency Operations Department, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Redemption requests should not be sent to the Corporation. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. The notice in either event requires the signatures of all persons in whose names the shares are registered, signed exactly as their names appear on the Transfer Agent's register or on the certificate, as the case may be. The signature(s) on the notice must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. "Eligible guarantor institution(s)" include certain banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings association. Notarized signatures are not sufficient. In certain instances, the Transfer Agent may require additional documents, such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payment will be mailed within seven days of receipt of a proper notice of redemption.

  At various times a Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as it has assured itself that good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days.

REPURCHASE

  Each Fund also will repurchase shares through a shareholder's listed securities dealer. The Funds normally will accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order by the dealer, provided that the request for repurchase is received by the dealer prior to the close of business on the New York Stock Exchange ("NYSE") on the day received, and such request is received by a Fund from such dealer not later than 30 minutes after the close of business on the NYSE (generally 4:00 P.M., New York time), on the same day. Dealers have the responsibility to submit such repurchase requests to the Fund not later than 30 minutes after the close of business on the NYSE in order to obtain that day's closing price.

  The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by a Fund. Securities firms which do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a repurchase of shares to such customers. Repurchases directly through the Fund's Transfer Agent are not subject to the processing fee. The Corporation reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by a Fund, however, may redeem shares as set forth above.

                              SHAREHOLDER SERVICES

  The Corporation offers a number of shareholder services and investment plans designed to facilitate investment in its shares. Full details as to each of such services, copies of the various plans described below and instructions as to how to participate in the various plans and services, or to change options with respect thereto, can be obtained from the Corporation, the Distributor or Merrill Lynch. Included in such services are the following:

INVESTMENT ACCOUNT

  Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gains distributions. The statement will also show any other activity in the account since the preceding statements. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchase and the reinvestment of ordinary income dividends and long-term capital gains distribution. Shareholders may make additions to their Investment Account at any time by mailing a check directly to the Transfer Agent. Shareholders may also maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name will be opened automatically, without charge, at the Transfer Agent. Shareholders interested in transferring their shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he be issued certificates for his shares, and then must turn the certificates over to the new firm for re-registration as described in the preceding sentence. Shareholders considering transferring from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the account is to be transferred will not take delivery of shares of a Fund, a shareholder must either redeem the shares so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain an account at Merrill Lynch for those shares.

  Share certificates are issued only for full shares and only upon the specific request of the shareholder. Issuance of certificates representing all or only part of the full shares in an Investment Account may be requested by a shareholder directly from the Transfer Agent.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

  All dividends and capital gains distributions are reinvested automatically in full and fractional shares of the Funds at the net asset value per share next determined on the ex-dividend date of such dividends and distributions. A shareholder may at any time, by written notification or by telephone (1-800-MER-FUND) or by written notification to Merrill Lynch if the shareholder's account is maintained with Merrill Lynch, or the Transfer Agent, if the shareholder's account is maintained with the Transfer Agent, elect to have subsequent dividends, or both dividends and capital gains distributions, paid in cash rather than reinvested, in which event payment will be mailed on or about the payment date.

SYSTEMATIC WITHDRAWAL PLANS

  A shareholder may elect to receive systematic withdrawal payments from such shareholder's Investment Account in the form of payments by check or through automatic payment by direct deposit to such shareholder's bank account on either a monthly or quarterly basis. Shareholders whose shares are held within a CMA(R), CBA(R) or Retirement Account may elect to have shares redeemed on a monthly, bi-monthly, quarterly, semiannual or annual basis through the Systematic Redemption Program, subject to certain conditions.

EXCHANGE PRIVILEGE

  Shareholders of certain fee based programs and/or employer-sponsored retirement plans are allowed to exchange the various share classes for other classes of a second MLAM-advised mutual fund.

AUTOMATIC INVESTMENT PLANS

  Regular additions of shares may be made in an investor's Investment Account by prearranged charges of $50 or more to such investor's regular bank account. Investors who maintain CMA(R) or CBA(R) accounts may arrange to have periodic investments made in the Funds in their CMA(R) or CBA(R) account or in certain related accounts in amounts of $100 or more through the CMA(R) or CBA(R) Automated Investment Program.

RETIREMENT PLANS

  Self-directed individual retirement accounts and other retirement plans are available from Merrill Lynch. Under these plans, investments may be made in the Funds and in certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch charges an initial establishment fee and an annual custodial fee for each account. In addition, eligible shareholders of a Fund may participate in a variety of qualified employee benefit plans which are available from the Distributor. The minimum initial purchase to establish any such plan is $100 and the minimum subsequent purchase is $1.

                                PERFORMANCE DATA

  From time to time a Fund may include its average annual total return and/or yield for various specified time periods in advertisements or information furnished to present or prospective shareholders. Average annual total return and yield are computed in accordance with formulas specified by the Securities and Exchange Commission.

  Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

  Each Fund also may quote total return and aggregate total return performance data for various specified time periods. Such data will be calculated substantially as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return generally will be lower than average annual total return data since the average annual rates of return reflect compounding; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. A Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate the effect of such total return on a hypothetical $1,000 investment in the Fund at the beginning of each specified period.

  Total return figures are based on a Fund's historical performance and are not intended to indicate future performance. A Fund's total return will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in a Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

  Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield of each security earned during the period by
(b) the average number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period.

  Each Fund will generally compare its performance to the index it attempts to replicate. A Fund may also compare its performance to data contained in publications such as Lipper Analytical Services, Inc., or performance data published by Morningstar Publications, Inc., Money Magazine, U.S. News and World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine. From time to time, a Fund may include the Fund's Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature. As with other performance data, performance comparisons should not be considered representative of a Fund's relative performance for any future period.

  The Funds' annual report will contain additional performance information and will be available upon request and without charge.

                                     TAXES

  The Funds and Their Shareholders. Each Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. If it so qualifies, in any taxable year in which it distributes (in cash or additional shares of the Fund) at least 90% of its taxable net income, the Fund will not be subject to Federal income tax to the extent that it distributes its net investment income and realized capital gains to its shareholders. Each Fund intends to distribute substantially all of such income.

  Dividends paid by a Fund from its ordinary income and distributions of the Fund's net realized short-term capital gains (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from a Fund's net realized mid- or long-term capital gains (including long-term gains from certain transactions in futures and options) ("capital gains dividends") are taxable to shareholders as mid- or long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less, however, will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

  Dividends are taxable to shareholders even though they are reinvested in additional shares of a Fund. Not later than 60 days after the close of its taxable year, the Funds will provide shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends. A portion of the ordinary income dividends paid by the S&P 500 Index Fund and the Small Cap Index Fund may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met. Distributions paid by the Aggregate Bond Index Fund and the International Index Fund will not be eligible for the dividends received deduction. If a Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

  Ordinary income dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities generally will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under the applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

  Foreign source income received by the International Index Fund and the Aggregate Bond Index Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders of the International Index Fund may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by the Fund. The International Index Fund expects to be eligible, and intends, to file an election with the IRS pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, subject to certain restrictions, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The International Index Fund will report annually to its shareholders the amount per share of such withholding taxes.

  Redemptions and exchanges of a Fund's shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events. A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

  Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Funds or who, to the Funds' knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and these Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

  Ordinary income and capital gains dividends, as well as gains on the sale or exchange of shares, may also be subject to state and local taxes.

  This summary does not discuss the state or local income tax, or the estate or inheritance tax, consequences of an investment in a Fund.

  Shareholders are urged to consult their advisers as to specific questions regarding Federal, foreign, state or local taxes.

  The Series. The Trust and each Fund have received a private letter ruling from the IRS, in which the IRS has ruled that each Series is classified as a partnership for tax purposes and, based upon that ruling, that each Fund will be entitled to look to the underlying assets of the Series in which it has invested for purposes of satisfying the diversification and other requirements of the Code applicable to RICs. If any of the facts upon which such ruling is premised change in any material respect (e.g., if the Trust were required to register its interests under the Securities Act) and the Trust is unable to obtain a revised private letter ruling from the IRS indicating that each Series will continue to be classified as a partnership, then the Board of Directors of the Corporation will determine, in its discretion, the appropriate course of action for the Funds. One possible course of action would be to withdraw the Funds' investments from the Series and to retain an investment adviser to manage the Funds' assets in accordance with the investment policies applicable to the respective Fund. See "Investment Objectives and Policies."

                             ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS

  It is each Fund's intention to distribute all of its net investment income, if any. Dividends from such net investment income are paid at least annually with respect to each of the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund. Dividends with respect to the Aggregate Bond Fund are declared daily and paid monthly. All net realized long- or short-term capital gains, if any, are distributed to Fund shareholders at least annually. Dividends will be reduced by account maintenance and transfer agency fees payable by the shareholders of a Fund. Dividends and distributions will be reinvested automatically in shares of the Funds, at net asset value. Shareholders may elect in writing to receive any such dividends or distributions, or both, in cash. Dividends and distributions are taxable to shareholder whether they are reinvested in shares of a Fund or received in cash. From time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the calendar year.

  See "Shareholder Services--Automatic Reinvestment of Dividends and Capital Gains Distributions" for information as to how to elect either dividend reinvestment or cash payments.

DETERMINATION OF NET ASSET VALUE

  Net asset value per share is determined once daily as of 15 minutes after the close of business on the NYSE (generally 4:00 p.m., New York time) on days during which the NYSE is open for trading (a "Pricing Day"). The net asset value is computed by dividing the market value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to the Administrator and the Distributor, and the advisory fees payable indirectly by the Series of the Trust to the Manager, are accrued daily.

  The principal assets of each Fund will normally be its interest of the underlying Series, which will be valued at its net asset value. A Series' securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the closing bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under authority of the Board of Directors as the primary market. Securities traded in the OTC market are valued at the last quoted bid prices as at the close of trading on the NYSE on each day by brokers that make markets in the securities. Securities traded on the NASDAQ national market system are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trustees of the Trust.

  Each investor in the Trust may add to or reduce its investment in any Series on each Pricing Day. The value of each investor's (including the respective Funds') interest in a Series will be determined as of 15 minutes after the close of business on the NYSE (generally 4:00 P.M., New York Time) by multiplying the net asset value of the Series by the percentage, effective for that day, that represents that investor's share of the aggregate interests in such Series. Any additions or withdrawals, which are to be effected on that day, will then be effected. The investor's percentage of a Series will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Series as of the time or determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the aggregate investments in the Series by all investors in the Series effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Series as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Series by all investors in the Series. The percentage so determined will then be applied to determine the value of the investor's interest in such Series as of 15 minutes after the close of business of the NYSE on the next Pricing Day of the Series.

ORGANIZATION OF THE CORPORATION

  The Corporation is a Maryland corporation incorporated on October 25, 1996. It has an authorized capital of 1,000,000,000 shares of Common Stock, par value $0.0001 per share, divided into 125,000,000 shares each of Class A and Class D shares for each of the four Funds: Merrill Lynch S&P 500 Index Fund, Merrill Lynch Small Cap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund. Class A and Class D shares of a Fund represent interests in the same assets of the

Series and are identical in all respects except that the Class D shares bear certain expenses related to the account maintenance associated with such shares. Class D shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures.

  Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of Directors (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. All shares of each Fund have equal voting rights, except that each Fund has exclusive voting rights to matters affecting only such Fund, and except that as noted above, Class D shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Directors shall continue to hold office and appoint successor Directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except that, as noted above, Class D shares bear certain additional expenses. Shares issued are fully-paid and non-assessable by the Fund. Voting rights for Directors are not cumulative.

  The Trust consists of four Series, and is organized as a Delaware business trust. Whenever investors in a Series are requested to vote on a fundamental policy of a Series, the Corporation will hold a meeting of its shareholders and will cast its vote as instructed by such shareholders.

SHAREHOLDER INQUIRIES

  Shareholder inquiries may be addressed to the Funds at the address or telephone number set forth on the cover page of this Prospectus.

SHAREHOLDER REPORTS

  Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive separate copies of each report and communication for each of the shareholder's related accounts the shareholder should notify in writing:

    Merrill Lynch Financial Data Services, Inc.
    P.O. Box 45289
    Jacksonville, Florida 32232-5289

  The written notification should include the shareholder's name, address, tax identification number and Merrill Lynch and/or mutual fund account numbers. If you have any questions regarding this please call your Merrill Lynch financial consultant or Merrill Lynch Financial Data Services, Inc. at 800-637-3863.

                                   APPENDIX A

  The Series are authorized to use certain instruments, including indexed securities, options, futures and swaps, as described below. Such instruments, which may be regarded as derivatives, are referred to collectively herein as "Strategic Instruments."

INDEXED SECURITIES

  The Series may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Series may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities, or based on the relative changes of two indices. If a Series invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

OPTIONS ON SECURITIES AND SECURITIES INDICES

  Purchasing Options. Each Series is authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially replicated by securities held in its portfolio. When a Series purchases a put option, in consideration for an upfront payment (the "option premium") the Series acquires a right to sell to another party specified securities owned by the Series at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Series' risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Series will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

  Each Series is also authorized to purchase call options on securities it intends to purchase or securities indices. When a Series purchases a call option, in consideration for the option premium the Series acquires the right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Series from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Series is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Series believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Series determines not to purchase a security underlying a call option, however, the Series may lose the entire option premium.

  Each Series is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

  Writing Options. Each Series is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices, the performance of which is substantially correlated to securities held in its portfolio. When a Series writes a call option, in return for an option premium the Series gives another party the right to buy specified securities owned by the Series at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which a Series has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Series will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, a Series limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

  Each Series may also write put options on securities or securities indices. When a Series writes a put option, in return for an option premium the Series gives another party the right to sell to the Series a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which the Series has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Series will profit by the amount of the option premium. By writing a put option, however, a Series will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Series writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Series for writing the put option. A Series will write a put option on a security or a securities index only if the Series would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options--for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

  Each Series is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

  Other than with respect to closing transactions, the Series will only write call or put options that are "covered." A put option will be considered covered if a Series has segregated assets with respect to such option in the manner described in "Risk Factors in Strategic Instruments" below. A call option will be considered covered if a Series owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which substantially replicate the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

  Types of Options. Each Series may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions" below.

FUTURES

  Each Series may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Series is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Series will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. The Series will further limit transactions in futures and options on futures to the extent necessary to prevent the Series from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

SWAPS

  The Series are authorized to enter into equity swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of securities or equity index. Swap agreements may also be used to obtain exposure to an equity or market without owning or taking physical custody of securities in circumstances in which direct investment is restricted by local law or is otherwise impractical.

RISK FACTORS IN STRATEGIC INSTRUMENTS

  The Series intend to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or a Series will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

  Certain transactions in Strategic Instruments (e.g., futures transactions, sales of put options) may expose a Series to potential losses which exceed the amount originally invested by the Series in such instruments. When a Series engages in such a transaction, the Series will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Series' exposure, on a marked-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Series has assets available to satisfy its obligations with respect to the transaction, but will not limit the Series' exposure to loss.

ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS; LIMITATIONS ON THE USE OF OTC STRATEGIC INSTRUMENTS

  Certain Strategic Instruments traded in OTC markets, including indexed securities, swaps and OTC options, may be substantially less liquid than other instruments in which a Series may invest. The absence of liquidity may make it difficult or impossible for a Series to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Series to ascertain a market value for such instruments. A Series will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Manager anticipates the Series can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

  The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. The Series have therefore adopted an investment policy pursuant to which they will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Series, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Series and margin deposits on the Series' outstanding OTC options exceeds 15% of the total assets of the Series, taken at market value, together with all other assets of the Series which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Series to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Series has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Series will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

  Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Series has unrealized gains in such instruments or has deposited collateral with its counterparty the Series is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Series will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions which have substantial capital or which have provided the Series with a third-party guaranty or other credit enhancement.

ADDITIONAL LIMITATIONS ON THE USE OF STRATEGIC INSTRUMENTS

  The Series may not use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

          APPENDIX B--DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

COMMERCIAL PAPER

  Description of relevant commercial paper ratings of Standard & Poor's Ratings Group ("S&P") are as follows:

    A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

    A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

    A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

  Description of the relevant commercial paper ratings of Moody's Investors Service, Inc. ("Moody's") are as follows:

    PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    --Leading market positions in well-established industries.

    --High rates of return on funds employed.

    --Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    --Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    --Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurement and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

CORPORATE BONDS

  Descriptions of the bond ratings of S&P are:

  AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

  A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

  BB, B, CCC, CC or C--Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

  C1--The rating C1 is reserved for income bonds on which no interest is being paid.

  D--Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

  The ratings from AA to CC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

  Descriptions of the bond ratings of Moody's are as follows:

  Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such issues.

  Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater than the Aaa securities.

  A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca--Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

  C--Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

                    [This page is intentionally left blank.]

        MERRILL LYNCH INDEX FUNDS, INC. -- AUTHORIZATION FORM (PART 1)
-------------------------------------------------------------------------------
NOTE: THIS FORM MAY NOT BE USED FOR PURCHASES THROUGH THE MERRILL LYNCH
      BLUEPRINT(SM) PROGRAM. YOU MAY REQUEST A MERRILL LYNCH BLUEPRINT(SM) PROGRAM APPLICATION BY CALLING (800) 637-3766.
-------------------------------------------------------------------------------
1. SHARE PURCHASE APPLICATION

  I, being of legal age, wish to purchase: (choose one)
                 [_] Class A shares      [_] Class D shares
of the following Funds of Merrill Lynch Index Funds, Inc.

                        [_] Merrill Lynch S&P 500 Index Fund
                        [_] Merrill Lynch Aggregate Bond Index Fund
                        [_] Merrill Lynch Small Cap Index Fund
                        [_] Merrill Lynch International Index Fund

and establish an Investment Account as described in the Prospectus. In the event that I am not eligible to purchase Class A shares, I understand that Class D shares will be purchased.

  I enclose a check for $............ payable to Merrill Lynch Financial Data
Services, Inc., as an initial investment (minimum $1,000 per Fund). I understand that this purchase will be executed at the applicable offering price next to be determined after this Application is received by you.
Name...........................................................................
  First Name                        Initial                        Last Name
Name of Co-Owner (if any)......................................................
                First Name                 Initial                 Last Name
Address..............................
                                         Name and Address of Employer ........
 .....................................    .....................................
                         (Zip Code)      .....................................
Occupation...........................    .....................................
 .....................................    .....................................
         Signature of Owner                 Signature of Co-Owner (if any)

(In the case of co-owners, a joint tenancy with right of survivorship will be presumed unless otherwise specified.)
-------------------------------------------------------------------------------
2. DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTION

     Ordinary Income Dividends            Long-Term Capital Gains
     SELECT    [_] Reinvest               SELECT    [_] Reinvest
     ONE:      [_] Cash                   ONE:      [_] Cash

If no election is made, dividends and capital gains will be automatically reinvested at net asset value without a sales charge.

IF CASH, SPECIFY HOW YOU WOULD LIKE YOUR DISTRIBUTIONS PAID TO YOU: [_] Check or [_] Direct Deposit to bank account

IF DIRECT DEPOSIT TO BANK ACCOUNT IS SELECTED, PLEASE COMPLETE BELOW:

I hereby authorize payment of dividend and capital gain distributions by direct deposit to my bank account and, if necessary, debit entries and adjustments for any credit entries made to my account in accordance with the terms I have selected on the Merrill Lynch Index Funds, Inc. Authorization Form.

SPECIFY TYPE OF ACCOUNT (CHECK ONE): [_] checking  [_] savings

Name on your account ..........................................................

Bank Name .....................................................................

Bank Number ...................... Account Number ............................

Bank Address ..................................................................

I AGREE THAT THIS AUTHORIZATION WILL REMAIN IN EFFECT UNTIL I PROVIDE WRITTEN NOTIFICATION TO MERRILL LYNCH FINANCIAL DATA SERVICES, INC. AMENDING OR TERMINATING THIS SERVICE.

Signature of Depositor ........................................................

Signature of Depositor ............................... Date...................
(If joint account, both must sign)

NOTE: IF DIRECT DEPOSIT TO BANK ACCOUNT IS SELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" OR A DEPOSIT SLIP FROM YOUR SAVINGS ACCOUNT SHOULD ACCOMPANY THIS APPLICATION.

-------------------------------------------------------------------------------
3. SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER

           [                                                      ]
           Social Security Number or Taxpayer Identification Number

  Under penalty of perjury, I certify (1) that the number set forth above is my correct Social Security Number or Taxpayer Identification Number and (2) that I am not subject to backup withholding (as discussed in the Prospectus under "Taxes") either because I have not been notified that I am subject thereto as a result of a failure to report all interest or dividends, or the Internal Revenue Service ("IRS") has notified me that I am no longer subject thereto.

  INSTRUCTION: YOU MUST STRIKE OUT THE LANGUAGE IN (2) ABOVE IF YOU HAVE BEEN NOTIFIED THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING DUE TO UNDERREPORTING AND IF YOU HAVE NOT RECEIVED A NOTICE FROM THE IRS THAT BACKUP WITHHOLDING HAS BEEN TERMINATED. THE UNDERSIGNED AUTHORIZES THE FURNISHING OF THIS CERTIFICATION TO OTHER MERRILL LYNCH SPONSORED MUTUAL FUNDS.

 .....................................    .....................................
         Signature of Owner                 Signature of Co-Owner (if any)

-------------------------------------------------------------------------------

5. FOR DEALER ONLY
    Branch Office, Address, Stamp        We hereby authorize Merrill Lynch
-                                  -     Funds Distributor, Inc. to act as
                                         our agent in connection with
                                         transactions under this
                                         authorization form and agree to
                                         notify the Distributor of any
                                         purchases or sales made under a
                                         Letter of Intention, Automatic
                                         Investment Plan or Systematic
                                         Withdrawal Plan. We guarantee the
                                         shareholder's signature.
-                                  -
This form, when completed, should        .....................................
be mailed to:                                   Dealer Name and Address

  ML Index Funds                         By ..................................
  c/o Merrill Lynch Financial Data          Authorized Signature of Dealer
   Services, Inc.
  P.O. Box 45289                         [_][_][_] [_][_][_][_]...............
  Jacksonville, FL 32232-5289            Branch Code F/C No.    F/C Last Name

                                         [_][_][_] [_][_][_][_][_]
                                         Dealer's Customer Account No.

           MERRILL LYNCH INDEX FUNDS -- AUTHORIZATION FORM (PART 2)
-------------------------------------------------------------------------------
NOTE: THIS FORM IS REQUIRED TO APPLY FOR THE SYSTEMATIC WITHDRAWAL OR
AUTOMATIC INVESTMENT PLANS ONLY.
-------------------------------------------------------------------------------

1. ACCOUNT REGISTRATION

Name of Owner......................        [                         ]
                                            Social Security Number or
Name of Co-Owner (if any)..........          Taxpayer Identification
                                                     Number

Address............................        Account Number ....................
                                           (if existing account)
 ...................................
-------------------------------------------------------------------------------

2. SYSTEMATIC WITHDRAWAL PLAN--CLASS A AND CLASS D SHARES ONLY (SEE TERMS AND CONDITIONS IN THE STATEMENT OF ADDITIONAL INFORMATION)

MINIMUM REQUIREMENTS: $10,000 for monthly disbursements, $5,000 for quarterly, of [_] Class A or [_] Class D shares of the following Funds of Merrill Lynch Index Funds, Inc.

      [_] Merrill Lynch S&P 500 Index Fund

      [_] Merrill Lynch Aggregate Bond Index Fund
      [_] Merrill Lynch Small Cap Index Fund
      [_] Merrill Lynch International Index Fund

at cost or current offering price. Withdrawals to be made either (check one)
[_] Monthly on the 24th day of each month, or [_] Quarterly on the 24th day of March, June, September and December. If the 24th falls on a weekend or holiday, the next succeeding business day will be utilized. Begin systematic withdrawal on __________ or as soon as possible thereafter.
               (month)

SPECIFY HOW YOU WOULD LIKE YOUR WITHDRAWAL PAID TO YOU (CHECK ONE):
[_] $ ________ or [_] _____ % of the current value of [_] Class A or
[_] Class D shares in the account.

SPECIFY WITHDRAWAL METHOD: [_] check or [_] direct deposit to bank account (check one and complete part (a) or (b) below):

DRAW CHECKS PAYABLE (CHECK ONE)

(a)I hereby authorize payment by check
  [_] as indicated in Item 1.
  [_] to the order of..........................................................

Mail to (check one)
  [_] the address indicated in Item 1.
  [_] Name (Please Print)......................................................

   Address ...................................................................

      ......................................................................

      Signature of Owner............................    Date..................

      Signature of Co-Owner (if any)........................................

(B) I HEREBY AUTHORIZE PAYMENT BY DIRECT DEPOSIT TO BANK ACCOUNT AND, IF NECESSARY, DEBIT ENTRIES AND ADJUSTMENTS FOR ANY CREDIT ENTRIES MADE TO MY ACCOUNT. I AGREE THAT THIS AUTHORIZATION WILL REMAIN IN EFFECT UNTIL I PROVIDE WRITTEN NOTIFICATION TO MERRILL LYNCH FINANCIAL DATA SERVICES, INC. AMENDING OR TERMINATING THIS SERVICE.

Specify type of account (check one): [_] checking [_] savings

Name on your account...........................................................

Bank Name......................................................................

Bank Number........................ Account Number............................

Bank Address...................................................................

     ........................................................................

Signature of Depositor................................. Date..................

Signature of Depositor.........................................................
(If joint account, both must sign)

NOTE: IF DIRECT DEPOSIT IS ELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" OR A DEPOSIT SLIP FROM YOUR SAVINGS ACCOUNT SHOULD ACCOMPANY THIS APPLICATION.

-------------------------------------------------------------------------------

3. APPLICATION FOR AUTOMATIC INVESTMENT PLAN

  I hereby request that Merrill Lynch Financial Data Services, Inc. draw an automated clearing house ("ACH") debit on my checking account as described below each month to purchase: (choose one):

              [_] Class A shares      [_] Class D shares

of the following Funds of Merrill Lynch Index Funds, Inc.

      [_] Merrill Lynch S&P 500 Index Fund
      [_] Merrill Lynch Aggregate Bond Index Fund
      [_] Merrill Lynch Small Cap Index Fund
      [_] Merrill Lynch International Index Fund

subject to the terms set forth below. In the event that I am not eligible to purchase Class A shares, I understand that Class D shares will be purchased.

    MERRILL LYNCH FINANCIAL DATA           AUTHORIZATION TO HONOR ACH DEBITS
           SERVICES, INC.                  DRAWN BY MERRILL LYNCH FINANCIAL
                                                  DATA SERVICES, INC.
You are hereby authorized to draw an
ACH debit each month on my bank          To...............................Bank
account for investment in Merrill                      (Investor's Bank)
Lynch Index Funds, Inc. as indicated
below:                                   Bank Address.........................

  Amount of each ACH debit $........
                                         City....... State........ Zip.......

  Account Number....................
                                         As a convenience to me, I hereby
Please date and invest ACH debits on     request and authorize you to pay and
the 20th of each month beginning         charge to my account ACH debits
_______ or as soon thereafter as         drawn on my account by and payable
(month)                                  to Merrill Lynch Financial Data
possible.                                Services, Inc. I agree that your
                                         rights in respect to each such debit
I agree that you are drawing these       shall be the same as if it were a
ACH debits voluntarily at my request     check drawn on you and signed
and that you shall not be liable for     personally by me. This authority is
any loss arising from any delay in       to remain in effect until revoked by
preparing or failure to prepare any      me in writing. Until you receive
such debit. If I change banks or         such notice, you shall be fully
desire to terminate or suspend this      protected in honoring any such
program, I agree to notify you           debit. I further agree that if any
promptly in writing. I hereby            such debit be dishonored, whether
authorize you to take any action to      with or without cause and whether
correct erroneous ACH debits of my       intentionally or inadvertently, you
bank account or purchases of fund        shall be under no liability.
shares including liquidating shares
of the Fund and crediting my bank        ............   .....................
account. I further agree that if a           Date           Signature of
check or debit is not honored upon                            Depositor
presentation, Merrill Lynch Financial
Data Services, Inc. is authorized to     ............   .....................
discontinue immediately the Automatic        Bank      Signature of Depositor
Investment Plan and to liquidate           Account       (If joint account,
sufficient shares held in my account        Number         both must sign)
to offset the purchase made with the
dishonored debit.

 ............    .....................
    Date            Signature of
                      Depositor

                ......................
               Signature of Depositor
                 (If joint account,
                   both must sign)

NOTE: IF AUTOMATIC INVESTMENT PLAN IS ELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" SHOULD ACCOMPANY THIS APPLICATION.

                    [This page is intentionally left blank.]

                    [This page is intentionally left blank.]

           ADMINISTRATOR OF THE CORPORATION AND MANAGER OF THE TRUST

                      Merrill Lynch Asset Management, L.P.
                            Administrative Offices:
                             800 Scudders Mill Road
                             Plainsboro, New Jersey
                                Mailing Address:
                                    Box 9011
                        Princeton, New Jersey 08543-9011

                                  DISTRIBUTOR

                     Merrill Lynch Funds Distributor, Inc.
                            Administrative Offices:
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                                Mailing Address:
                                    Box 9081
                        Princeton, New Jersey 08543-9081

                                   CUSTODIAN

                        Merrill Lynch S&P 500 Index Fund
                       Merrill Lynch Small Cap Index Fund
                    Merrill Lynch Aggregate Bond Index Fund
                          Merrill Lynch Trust Company
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                     Merrill Lynch International Index Fund
                        State Street Bank Trust Company
                                  P.O. Box 351
                           Boston Massachusetts 02101

                                 TRANSFER AGENT

                  Merrill Lynch Financial Data Services, Inc.
                            Administrative Offices:
                           4800 Deer Lake Drive East
                        Jacksonville, Florida 32246-6484
                                Mailing Address:
                                 P.O. Box 45289

                     Jacksonville, Florida 32232-5289

                              INDEPENDENT AUDITORS

                             Deloitte & Touche LLP
                                117 Campus Drive
                        Princeton, New Jersey 08540-6400

                                    COUNSEL

                   Shereff, Friedman, Hoffman & Goodman, LLP
                                919 Third Avenue
                            New York, New York 10022

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE STATEMENT OF AD-DITIONAL INFORMATION, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPEC-TUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE CORPORATION OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OF-FERING MAY NOT LAWFULLY BE MADE.

                              -------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fee Table..................................................................   2
Financial Highlights.......................................................   4
Investment Objectives and Policies.........................................   6
Management of the Funds....................................................  20
Purchase of Shares.........................................................  23
Redemption of Shares.......................................................  24
Shareholder Services.......................................................  26
Performance Data...........................................................  27
Taxes......................................................................  28
Additional Information.....................................................  30
Appendix A................................................................. A-1
Appendix B................................................................. A-5
Authorization Form......................................................... A-9

                                                           Code #19003-0997

[LOGO] MERRILL LYNCH

Merrill Lynch
Index Funds, Inc.

[ART]

PROSPECTUS

    September 3, 1997

Distributor:
Merrill Lynch
Funds Distributor, Inc.

This prospectus should be retained for future reference.

STATEMENT OF ADDITIONAL INFORMATION

                        MERRILL LYNCH INDEX FUNDS, INC.
   P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 . PHONE NO. (609) 282-2800

                               ----------------

  Merrill Lynch Index Funds, Inc. (the "Corporation") currently consists of four portfolios or series: Merrill Lynch S&P 500 Index Fund ("S&P 500 Index Fund"), Merrill Lynch Small Cap Index Fund ("Small Cap Index Fund"), Merrill Lynch Aggregate Bond Index Fund ("Aggregate Bond Index Fund") and Merrill Lynch International Index Fund ("International Index Fund") (collectively, the "Funds," and each, a "Fund"). Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Each Fund will seek to achieve its objective by investing all of its assets in the series (collectively, the "Series," and each, a "Series") of Merrill Lynch Index Trust (the "Trust") that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. There can be no assurance that the investment objectives of the Funds will be achieved.

  Each Fund offers two classes of shares, Class A shares and Class D shares. Class A shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge, and are not subject to any ongoing account maintenance or distribution fee. Distribution of Class A shares of each Fund is limited to certain eligible investors. Class D shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge and are not subject to any ongoing distribution fee, but are subject to an ongoing account maintenance fee at an annual rate of 0.25% of average daily net assets.

  This Statement of Additional Information for the Funds is not a prospectus and should be read in conjunction with the prospectus of the Funds, dated September 3, 1997 (the "Prospectus"), which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or by writing the Funds at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                               ----------------

              MERRILL LYNCH ASSET MANAGEMENT, L.P.--ADMINISTRATOR
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.--DISTRIBUTOR

                               ----------------

 THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS SEPTEMBER 3, 1997

                       INVESTMENT OBJECTIVES AND POLICIES

  Merrill Lynch Index Funds, Inc. currently consists of four series: S&P 500 Index Fund, Small Cap Index Fund, Aggregate Bond Index Fund and International Index Fund. Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Each Fund will seek to achieve its objective by investing all of its assets in the Series of Merrill Lynch Index Trust that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. Reference is made to the discussion under "Investment Objectives and Policies" in the Prospectus for information with respect to each Fund's and each Series' investment objective and policies. There can be no assurance that the investment objectives of the Funds will be achieved.

  The Funds' and Series' investment objectives are not fundamental policies, and may be changed by the Directors of the Corporation and the Trustees of the Trust, respectively, without shareholder approval. THE TRUSTEES AND THE DIRECTORS MAY ALSO CHANGE THE TARGET INDEX OF ANY RESPECTIVE SERIES AND FUND IF THEY CONSIDER THAT A DIFFERENT INDEX WOULD FACILITATE THE MANAGEMENT OF THE SERIES AND FUND IN A MANNER WHICH BETTER ENABLES THE FUND AND SERIES TO SEEK TO REPLICATE THE TOTAL RETURN OF THE MARKET SEGMENT REPRESENTED BY THE CURRENT INDEX.

INVESTMENT RESTRICTIONS

  The Corporation has adopted the following restrictions and policies relating to the investment of each Fund's assets and activities, which are fundamental policies and may not be changed with respect to a Fund without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act of 1940, as amended (the "Investment Company Act") means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Provided that none of the following restrictions shall prevent a Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), each Fund may not:

    1. Make any investment inconsistent with the Fund's classification as a non-diversified company under the Investment Company Act.

    2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, a Series or Fund may invest more that 25% of its total assets in securities of issuers in that industry.

    3. Make investments for the purpose of exercising control or management.

    4. Purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

    5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

    6. Issue senior securities to the extent such issuance would violate applicable law.

    7. Borrow money, except that (i) a Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. A Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

    8. Underwrite securities of other issuers except insofar as a Fund technically may be deemed an underwriter under the Securities Act in selling portfolio securities.

    9. Purchase or sell commodities or contracts on commodities, except to the extent that a Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

  The Trust has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed with respect to any Series without the approval of the holders of a majority of the interests of the Series.

  In addition, the Trust and the Corporation have adopted as an operating policy, which may be changed by the Trustees and the Directors without shareholder approval, that no Series or Fund, respectively, will make any additional investments if the amount of its borrowings exceeds 5% of its total assets. Borrowings do not include the use of investment techniques that may be deemed to create leverage, including, but not limited to, such techniques as dollar rolls, when-issued securities, options and futures.

  Portfolio securities of each Fund's underlying Series generally may not be purchased from, sold or loaned to Merrill Lynch Asset Management, L.P. ("MLAM") or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

  Because of the affiliation of MLAM with the Corporation, the Series are prohibited from engaging in certain transactions involving MLAM's affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage." Without such an exemptive order, the Series are prohibited from engaging in portfolio transactions with Merrill Lynch or its affiliates acting as principal and from purchasing securities in public offerings which are not registered under the Securities Act in which such firms or any of their affiliates participate as an underwriter or dealer.

                            MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS

  Information about the Directors and executive officers of the Corporation and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

  Terry K. Glenn (56)--President and Director(1)(2)--Executive Vice President of MLAM and Fund Asset Management, L.P. ("FAM") since 1983; Executive Vice President and Director of Princeton Services, Inc. since 1993; President of Merrill Lynch Funds Distributor, Inc. (the "Distributor") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

  Jack B. Sunderland (69)--Director(2)--P.O. Box 7, West Cornwall, Connecticut 06796. President and Director of American Independent Oil Company, Inc. (energy company) since 1987; Member of Council on Foreign Relations since 1971.

  Stephen B. Swensrud (64)--Director(2)--24 Federal Street, Suite 400, Boston, Massachusetts 02110. Chairman of Fernwood Associates (financial consultants) since 1975.

  J. Thomas Touchton (58)--Director(2)--Suite 3405, One Tampa City Center, Tampa, Florida 33602. Managing Partner of The Witt-Touchton Company and its predecessor The Witt Co. (private investment partnership) since 1972; Trustee Emeritus of Washington and Lee University; Director of TECO Energy, Inc. (electric utility holding company).

  Norman R. Harvey (64)--Senior Vice President(1)(2)--Senior Vice President of MLAM and FAM since 1982.

  Joseph T. Monagle, Jr. (49)--Senior Vice President(1)(2)--Senior Vice President of MLAM and FAM since 1990 and Vice President of MLAM and FAM prior thereto.

  Gregory Maunz (44)--Vice President(1)(2)--Vice President of MLAM since 1985; Portfolio Manager of MLAM since 1984.

  Eric Mitofsky (43)--Vice President(1)(2)--Vice President of MLAM since 1992; Senior Desk Analyst with Merrill Lynch Program Trading Desk from 1987 to 1992.

  Jay C. Harbeck (62)--Vice President(1)(2)--Vice President of MLAM and FAM since 1986.

  Gerald M. Richard (48)--Treasurer(1)(2)--Senior Vice President and Treasurer of MLAM since 1984; Senior Vice President and Treasurer of FAM since 1984; Treasurer of the Distributor since 1984 and Vice President since 1981.

  Ira P. Shapiro (34)--Secretary(1)(2)--Vice President of MLAM since 1997 and attorney associated with MLAM and FAM since 1993. Prior to 1993, Mr. Shapiro was an attorney in private practice.
--------
(1) Interested person, as defined in the Investment Company Act, of the Corporation.
(2) Such Director or officer is a director, trustee or officer of other investment companies for which MLAM or FAM acts as investment adviser.

  As of the date of this Statement of Additional Information, the officers and Directors of the Corporation as a group (eleven persons) owned an aggregate of less than 1% of the outstanding shares of Common Stock of Merrill Lynch & Co., Inc. and owned an aggregate of less than 1% of the outstanding shares of any of the Funds.

  Pursuant to the terms of the Administration Agreement with the Corporation, MLAM pays all compensation of officers of the Corporation as well as the fees of all Directors who are affiliated persons of MLAM. The Corporation and the Trust pay each individual who serves as a Director/Trustee not affiliated with MLAM (each a "non-interested Director/Trustee") a fee of $2,500 per year plus $250 per Board meeting attended, together with such individual's actual out-of-pocket expenses relating to attendance at meetings. The Corporation and the Trust also compensate members of the Audit and Nominating Committee (the "Committee"), which consists of all of the non-interested Director/Trustee of the Funds and the Series, with a fee of $1,000 per year. For the period April 3, 1997 to June 30, 1997, fees and expenses paid to non-interested Directors/Trustees aggregated $1,679.

COMPENSATION OF DIRECTORS

  The following table sets forth the aggregate compensation the Corporation and the Trust expect to pay to the non-interested Directors/Trustees for the current fiscal year and the total compensation paid by all investment companies advised by MLAM and its affiliate, FAM ("MLAM/FAM-Advised Funds") to the non-interested Directors/Trustees for the calendar year ended December 31, 1996.

                                                                          TOTAL COMPENSATION
                                                                         FROM FUNDS/SERIES AND
                              AGGREGATE        PENSION OR RETIREMENT           MLAM/FAM
                          COMPENSATION FROM     BENEFITS ACCRUED AS       ADVISED FUNDS PAID
 NAME OF DIRECTOR           FUNDS/SERIES    PART OF FUND/SERIES EXPENSES    TO DIRECTORS(1)
 ----------------         ----------------- ---------------------------- ---------------------
 Jack B. Sunderland......      $4,500                   None                    128,100
 Stephen B. Swensrud.....      $4,500                   None                    154,250
 J. Thomas Touchton......      $4,500                   None                    128,100

--------
(1) In addition to the Corporation, the Directors served on other MLAM/FAM Advised Funds as follows: Mr. Sunderland (20 registered investment companies consisting of 29 portfolios); Mr. Swensrud (20 registered investment companies consisting of 49 portfolios); Mr. Touchton (20 registered investment companies consisting of 29 portfolios).

ADMINISTRATION ARRANGEMENTS

  MLAM is owned and controlled by Merrill Lynch & Co., Inc., a financial services holding company and the parent of Merrill Lynch. Reference is made to "Management of the Funds" in the Prospectus for certain information concerning the administration arrangements of the Corporation and the management and advisory arrangements of the Trust.

  The Corporation has entered into an administration agreement with MLAM as Administrator (the "Administration Agreement"). As discussed in the Prospectus, the Administrator receives for its services to the Funds monthly compensation at the annual rates of the average daily net assets of each Fund as follows:

         NAME OF FUND                                         ADMINISTRATION FEE
         ------------                                         ------------------
   S&P 500 Index Fund........................................        0.20%
   Small Cap Index Fund......................................        0.22%
   Aggregate Bond Index Fund.................................        0.14%
   International Index Fund..................................        0.24%

  For the period April 3, 1997 (commencement of operations) to June 30, 1997, the total fee paid by the S&P 500 Index Fund and the Aggregate Bond Index Fund to the Administrator was $94,046 and $28,078, respectively. For the period April 9, 1997 (commencement of operations) to June 30, 1997, the total fee paid by Small Cap Index Fund and the International Index Fund to the Administrator was $16,520 and $50,554, respectively.

  The Administration Agreement obligates the Administrator to provide certain administrative services to the Corporation and the Funds and to pay all compensation of and furnish office space for officers and employees of the Corporation as well as the fees of all Directors who are affiliated persons of the Administrator or any of their affiliates. Each Fund pays all other expenses incurred in the operation of the Fund, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (except to the extent paid by the Distributor), charges of the Custodian, any Sub-custodian and Transfer Agent, expenses of redemption of shares, Securities and Exchange Commission fees, expenses of registering the shares under federal, state or foreign laws, fees and expenses of unaffiliated Directors, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or the Fund. Merrill Lynch Funds Distributor, Inc. (the "Distributor") will pay the promotional expenses of the Funds incurred in connection with the offering of its shares.

  Duration and Termination. Unless earlier terminated as described below, the Administration Agreement will remain in effect for two years from the date of its adoption. Thereafter, it will remain in effect from year to year with respect to each Fund if approved annually (a) by the Board of Directors and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to a Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

MANAGEMENT AND ADVISORY ARRANGEMENTS

  Each Fund invests all of its assets in shares of the corresponding Series of the Trust. Accordingly, the Funds do not invest directly in portfolio securities and do not require investment advisory services. All portfolio management occurs at the level of the Trust. The Trust has entered into a management agreement with MLAM as Manager (the "Management Agreement"). As discussed in the Prospectus, the Manager receives for its services to the Series monthly compensation at the annual rates of the average daily net assets of each Series as follows:

         NAME OF SERIES                                           MANAGEMENT FEE
         --------------                                           --------------
   Merrill Lynch S&P 500 Index Series............................     0.05%
   Merrill Lynch Small Cap Index Series..........................     0.08%
   Merrill Lynch Aggregate Bond Index Series.....................     0.06%
   Merrill Lynch International Index Series......................     0.11%

  For the period April 3, 1997 (commencement of operations) to June 30, 1997, the fee earned by the Manager, from the S&P 500 Index Series, and the Aggregate Bond Index Series was $23,504 and $12,712, respectively (based on average net assets of approximately $195.0 million and $83.2 million, respectively), all of which was voluntarily waived. For the period April 9, 1997 (commencement of operations) to June 30,

1997, the fee earned by the Manager, from the Small Cap Index Series and the International Index Series was $6,005 and $23,163, respectively (based on average net assets of approximately $33.4 million and $93.8 million, respectively), all of which was voluntarily waived.

  The Management Agreement obligates the Manager to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Trust connected with investment and economic research, trading and investment management of the Trust, as well as the fees of all Trustees who are affiliated persons of the Manager or any of their affiliates. Each Series pays all other expenses incurred in the operation of the Series, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (except to the extent paid by the Distributor), charges of the Custodian, any Sub-custodian and Transfer Agent, expenses of redemption of shares, Securities and Exchange Commission fees, expenses of registering the shares under federal, state or foreign laws, fees and expenses of unaffiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trust or the Series. The Distributor will pay the promotional expenses of the Trust incurred in connection with the offering of its shares.

  Securities held by the Series of the Trust may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Manager or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities by the Manager for the Series or other funds for which it acts as investment adviser or for its advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

  Duration and Termination. Unless earlier terminated as described below, the Management Agreement will remain in effect for two years from the date of its adoption. Thereafter, it will remain in effect from year to year with respect to each Series if approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the Series and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to a Series without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Series.

                               PURCHASE OF SHARES

  Reference is made to "Purchase of Shares" in the Prospectus for certain information as to the purchase of Fund shares.

  The Corporation has entered into a distribution agreement with the Distributor in connection with the offering of shares of the Funds (the "Distribution Agreement"). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Funds. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreement described above.

  The Corporation reserves the right to suspend the offering of its shares at any time.

  Account Maintenance Plan. Reference is made to "Purchase of Shares--Account Maintenance Plan" in the Prospectus for certain information with respect to the Account Maintenance Plan (the "Plan") of the Class D shares of the Funds.

  The payment of the account maintenance fee is subject to the provisions of Rule 12b-1 under the Investment Company Act. Among other things, the Plan provides that the Distributor shall provide and the Directors shall review quarterly reports of the disbursement of the account maintenance fees paid to the Distributor. In their consideration of the Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Plan to the Funds and their shareholders. The Plan further provides that, so long as the Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act (the "Independent Directors"), shall be committed to the discretion of the Independent Directors then in office. In approving the Plan in accordance with Rule 12b-1, the Independent Directors concluded that there is reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or with respect to any Fund by the vote of the holders of a majority of the outstanding Class D shares of the Fund. The Plan cannot be amended to increase materially the amount to be spent by the Class D shares of a Fund without shareholder approval, and all material amendments are required to be approved by the vote of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of the Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Plan or such report, the first two years in an easily accessible place. During the period April 3, 1997 (commencement of operations) to June 30, 1997, the S&P 500 Index Fund and the Aggregate Bond Index Fund paid the Distributor $30,273 and $15,931, respectively, pursuant to the Plan (based on average daily net assets subject to such Class D Plan of approximately $50.2 million and $26.4 million, respectively), all of which was paid to Merrill Lynch for providing account maintenance activities in connection with Class D shares. During the period April 9, 1997 (commencement of operations) to June 30, 1997, the Small Cap Index Fund and the International Index Fund paid the Distributor $10,709, and $14,371, respectively, pursuant to the Plan (based on average daily net assets subject to such Class D Plan of approximately $19.1 million, and $25.6 million, respectively), all or which was paid to Merrill Lynch for providing account maintenance activities in connection with Class D shares).

                              REDEMPTION OF SHARES

  Reference is made to "Redemption of Shares" in the Prospectus for certain information as to the redemption and repurchase of Fund shares.

  The right to redeem shares or to receive payment with respect to any such redemption may be suspended only for any period during which trading on the New York Stock Exchange ("NYSE") is restricted as determined by the Securities and Exchange Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

  The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Fund and the Series at that time.

  Shares are redeemable at the option of the Corporation if, in the opinion of the Corporation, ownership of the shares has or may become concentrated to the extent which would cause the Corporation or a Fund to be deemed a personal holding company within the meaning of the Code.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

  Because the Funds will invest exclusively in shares of their corresponding Series it is expected that all transactions in portfolio securities will be entered into by the Series. The Manager is responsible for making the Series' portfolio decisions, placing the Series' brokerage business, evaluating the reasonableness of brokerage commissions and negotiating the amount of any commissions paid subject to a policy established by the Trust's Trustees and officers. The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Orders for transactions in portfolio securities are placed for the Trust with a number of brokers and dealers, including Merrill Lynch. In placing orders, it is the policy of the Trust to obtain the most favorable net results, taking into account various factors, including price, commissions, if any, size of the transaction and difficulty of execution. Where practicable, the Manager surveys a number of brokers and dealers in connection with proposed portfolio transactions and selects the broker or dealer which offers the Trust the best price and execution or other services which are of benefit to the Trust. Securities firms also may receive brokerage commissions on transactions including covered call options written by the Trust and the sale of underlying securities upon the exercise of such options. In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and policies established by the Trustees, the Manager may consider sales of shares of the Funds as a factor in the selection of brokers or dealers to execute portfolio transactions for the Trust.

  The Trust does not use any particular broker or dealer, and brokers who provide supplemental investment research to the Manager may receive orders for transactions by the Trust. Such supplemental research services ordinarily consist of: quantitative and modeling information, assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under the Management Agreement. If in the judgment of the Manager the Trust will be benefited by supplemental research services, the Manager is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information, and the Manager may use such information in servicing its other accounts. For the period April 3, 1997 to June 30, 1997, the Series did not acquire any securities of brokers or dealers which executed its portfolio transactions during that period.

  The Trust anticipates that brokerage transactions involving securities of companies domiciled in countries other than the United States will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions are generally higher than in the United States, although the Trust will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges and brokers than in the United States.

  The Trust invests in certain securities traded in the over-the-counter market and, where possible, deals directly with the dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Trust are prohibited from dealing with the Trust as principal in purchase and sale of securities. Since transactions in the over-the-counter ("OTC") market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Trust, including Merrill Lynch, will not serve as the Trust's dealer in such transactions. However, affiliated persons of the Trust may serve as its broker in the OTC transactions conducted on an agency basis.

  Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, Merrill Lynch may execute transactions for the Trust on the floor of any national securities exchange provided that prior authorization of such transactions is obtained and Merrill Lynch furnishes a statement to the Trust at least annually setting forth the compensation it has received in connection with such transactions.

  For the period April 3, 1997 (commencement of operations) to June 30, 1997, the Funds paid brokerage commissions of $61,753 and $0 for the S&P 500 Index Fund and the Aggregate Bond Index Fund, respectively. For the period April 9, 1997 (commencement of operations) to June 30, 1997, the Funds paid brokerage commissions of $12,260 and $113,185 for the Small Cap Index Fund and the International Index Fund, respectively. The Funds paid no commissions to Merrill Lynch. The Trustees have considered the possibility of seeking to recapture for the benefit of the Trust brokerage commissions, dealer spreads and other expenses of possible portfolio transactions, such as underwriting commissions, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. For example, brokerage commissions received by Merrill Lynch could be offset against the management fee paid by the Trust to the Manager. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.

  Portfolio Turnover. Although the Series will use a passive, indexing approach to investing, each Series may engage in a substantial number of portfolio transactions. The rate of portfolio turnover will be a limiting factor when the Manager considers whether to purchase or sell securities for a Series only to the extent that the Manager will consider the impact of transaction costs on a Series' tracking error. Changes in the securities comprising a Series' index will tend to increase that Series' portfolio turnover rate, as the Manager restructures the Series' holdings to reflect the changes in the index. A high rate of portfolio turnover would result in correspondingly greater brokerage commission expenses. Portfolio turnover rate is calculated by dividing the lesser of the Series' annual sales or purchases of portfolio securities (exclusive of purchases and sales of Government securities and of all other securities, including options, whose maturity or expiration dates at the time of acquisition were one year or less) by the monthly average value of the securities in the Series during the fiscal year. For the period April 3, 1997 (commencement of operations) to June 30, 1997, the portfolio turnover of the S&P 500 Index Series and the Aggregate Bond Index Series was 1.39% and 62.75%, respectively. For the period April 9, 1997 (commencement of operations) to June 30, 1997, the portfolio turnover of the Small Cap Index Series and the International Index Series was 26.02% and 5.45%, respectively.

                        DETERMINATION OF NET ASSET VALUE

  Reference is made to "Additional Information--Determination of Net Asset Value" in the Prospectus concerning the determination of net asset value.

  The net asset value of the shares of the Funds is determined once daily Monday through Friday as of 15 minutes after the close of business on the NYSE (generally 4:00 p.m., New York time) on each day the NYSE is open for trading (a "Pricing Day"). The NYSE is not open for trading on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to the Administrator and the Distributor, and the advisory fees payable indirectly by the Series of the Trust to the Manager, are accrued daily.

  The principal assets of each Fund will normally be its interest of the underlying Series, which will be valued at its net asset value. A Series' securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the closing bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities traded in the OTC market are valued at the last quoted bid prices as at the close of trading on the NYSE on each day by brokers that make markets in the securities. Securities traded on the NASDAQ national market system are valued at the last sale price prior to the time of valuation. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trustees of the Trust.

  Each investor in the Trust may add to or reduce its investment in any Series on each Pricing Day. The value of each investor's (including the respective Funds') interest in a Series will be determined as of 15 minutes after the close of business on the NYSE (generally 4:00 p.m., New York Time) by multiplying the net asset value of the Series by the percentage, effective for that day, that represents that investor's share of the aggregate interests in such Series. Any additions or withdrawals, which are to be effected on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in a Series will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Series as of the time or determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Series effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Series as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Series by all investors in the Series. The percentage so determined will then be applied to determine the value of the investor's interest in such Series as of 15 minutes after the close of business of the NYSE on the next Pricing Day of the Series.

                              SHAREHOLDER SERVICES

  The Funds offer a number of shareholder services described below which are designed to facilitate investment in their shares. Full details as to each of such services and copies of the various plans described below can be obtained from the Funds, the Distributor or Merrill Lynch. Certain of these services are available only to United States investors.

INVESTMENT ACCOUNT

  Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gains distributions. The statement will also show any other activity in the account since the preceding statements. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchase and the reinvestment of ordinary income dividends and long-term capital gains distribution. Shareholders may make additions to their Investment Account at any time by mailing a check directly to the Transfer Agents. Shareholders may also maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name will be opened automatically, without charge, at the Transfer Agent. Shareholders interested in transferring their shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he be issued certificates for his shares, and then must turn the certificates over to the new firm for re-registration as described in the preceding sentence. Shareholders considering transferring from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the account is to be transferred will not take delivery of shares of a Fund, a shareholder must either redeem the shares so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain an account at Merrill Lynch for those shares.

  Share certificates are issued only for full shares and only upon the specific request of the shareholder. Issuance of certificates representing all or only part of the full shares of an Investment Account may be requested by a shareholder directly from Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent").

AUTOMATIC REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

  Unless specific instructions are given as to the method of payment of dividends and capital gains distributions, dividends and distributions will be reinvested automatically in additional shares of the Funds. Such reinvestment will be at the net asset value of shares of a Fund, without sales charge, as of the close of business on the ex-dividend date of the dividend or distribution. Shareholders may elect in writing or by telephoning (1-800-MER-FUND) to receive either their income dividends or capital gains distributions, or both, in cash, in which event payment will be mailed on or about the payment date. Shareholders may, at any time, notify the Transfer Agent in writing that they no longer wish to have their dividends and/or distributions reinvested in shares of the Fund or vice versa and, commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected.

SYSTEMATIC WITHDRAWAL PLANS

  A shareholder may elect to receive systematic withdrawal payments from such shareholder's Investment Account in the form of payments by check or through automatic payment by direct deposit to such shareholder's bank account on either a monthly or quarterly basis. Shareholders whose shares are held within a CMA(R), CBA(R) or Retirement Account may elect to have shares redeemed on a monthly, bi-monthly, quarterly, semiannual or annual basis through the CMA(R)/CBA(R) Systematic Redemption Program, subject to certain conditions.

AUTOMATIC INVESTMENT PLANS

  Regular additions of shares may be made in an investor's Investment Account by prearranged charges of $50 or more to such investor's regular bank account. Investors who maintain CMA(R) accounts may arrange to have periodic investments made in the Funds in their CMA(R) account or in certain related accounts in amounts of $100 or more through the CMA(R) Automated Investment Program.

RETIREMENT PLANS

  Self-directed individual retirement accounts and other retirement plans are available from Merrill Lynch. Under these plans, investments may be made in a Fund and certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch charges an initial establishment fee and an annual custodial fee for each account. Information with respect to these plans is available on request from Merrill Lynch. The minimum initial purchase to establish any such plan is $100 and the minimum subsequent purchase is $1.

  Capital gains and income received in each of the plans referred to above are exempt from Federal taxation until distributed from the plans. Investors considering participation in any such plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

  It is the Corporation's intention to distribute all of its net investment income, if any. Dividends from such net investment income are paid at least annually with respect to each of the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund. Dividends with respect to the Aggregate Bond Index Fund are declared daily and paid monthly. All net realized long-, mid- or short-term capital gains, if any, are distributed to Fund shareholders at least annually. From time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the taxable year. See "Shareholder Services--Reinvestment of Dividends and Capital Gains Distributions" for information concerning the manner in which dividends and distributions may be reinvested automatically in shares of the Funds. Shareholders may elect in writing to receive any such dividends or distributions, or both, in cash.

TAXES

  The Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, a Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. In order to qualify, the Fund generally must among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities, or other income (including but not limited to gains from options or futures) derived with respect to its business of investing in such stock or securities; (ii) with respect to tax years beginning before August 5, 1997 derive less than 30% of its gross income from gains from the sale or other disposition of stock, securities, options or futures held for less than 3 months; (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year;
(iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other RICs, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer; and (v) at the end of each fiscal quarter have no more than 25% of its assets invested in the securities (other than those of the government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

  Dividends paid by a Fund from its ordinary income and distributions of the Fund's net realized short-term capital gains (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from a Fund's net realized mid- or long-term capital gains (including long-term gains from certain transactions in futures and options) are taxable to shareholders as mid- or long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less, however, will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

  Dividends and distributions are taxable to shareholders even though they are reinvested in additional shares of a Fund. Not later than 60 days after the close of its taxable year, the Funds will provide shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends. A portion of the ordinary income dividends paid by the S&P 500 Index Fund and Small Cap Index Fund may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met. For this purpose, the Funds will allocate dividends eligible for the dividends received deduction between the Class A and Class D shareholders according to a method that is based upon the gross income that is allocable to the Class A and Class D shareholders during the taxable year, or such other method as the Internal Revenue Service may prescribe. Distributions paid by the Aggregate Bond Index Fund and the International Index Fund will not be eligible for the dividends received deduction. If a Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

  Redemptions and exchanges of a Fund's shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events. A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

  Ordinary income dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities generally will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under the applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

  Dividends and interest received by the International Index Fund and the Aggregate Bond Index Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders of the International Index Fund may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by the Fund. The International Index Fund expects to be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, subject to certain restrictions, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporation shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The International Equity Fund will report annually to its shareholders the amount per share of such withholding taxes. For this purpose, the Fund will allocate foreign taxes and foreign source income among the Class A and Class D shareholders according to a method similar to that described above for the allocation of dividends eligible for the dividends received deduction.

  The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. For purposes of determining its distribution requirements, each Fund will account for its share of items of income, gain, loss and deductions of the Series as they are taken into account by the Series. While each Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

  Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Corporation or who, to the Corporation's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

TAX TREATMENT OF OPTIONS AND FUTURES TRANSACTIONS

  Each Fund may purchase or sell options and futures. Options and futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each such option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by a Fund solely to reduce the risk of changes in price or interest rates with respect to its investments.

  Newly-enacted Code Section 1259 will require the recognition of gain (but not loss) if a Fund makes a "constructive sale" of an appreciated financial position (e.g. debt instruments and stocks). A Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

  Code Section 1092, which applies to certain "straddles," may affect the taxation of each Fund's transactions in options and futures contracts. Under
Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures. Similarly, Code Section 1091, which deals with "wash sales," may cause a Fund to postpone recognition of certain losses for tax purposes; and Code Section 1258, which deals with "conversion transactions," may apply to recharacterize certain capital gains as ordinary income for tax purposes.

  One of the requirements for qualification as a RIC (which applies only to tax years beginning before August 5, 1997) is that less than 30% of a Fund's gross income may be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, the Funds may be restricted in effecting closing transactions within three months after entering into an options or futures contract.

SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY TRANSACTIONS

  In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether a Series qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, foreign currency futures and forward foreign exchange contracts will be valued for purposes of the RIC diversification requirements applicable to a Series.

  Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the United States dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts" and from unlisted options will be treated as ordinary income or loss under Code
Section 988. In certain circumstances, a Series may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's Fund shares.

THE SERIES

  The Trust and each Fund have received a private letter ruling from the Internal Revenue Service ("IRS"), in which the IRS has ruled that each Series is classified as a partnership for tax purposes and, based upon that ruling, that each Fund will be entitled to look to the underlying assets of the Series in which it has invested for purposes of satisfying the diversification requirements and other requirements of the Code applicable to RICs. If any of the facts upon which such ruling is premised change in any material respect (e.g., if the Trust were required to register its interests under the Securities Act) and the Trust is unable to obtain a revised private letter ruling from the IRS indicating that each Series will continue to be classified as a partnership, then the Board of Directors of the Corporation will determine, in its discretion, the appropriate course of action for the Funds. One possible course of action would be to withdraw the Funds' investments from the Series and to retain an investment adviser to manage the Funds' assets in accordance with the investment policies applicable to the respective Fund. See "Investment Objectives and Policies."

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect, and does not address the state and local tax, or estate or inheritance tax, consequences of an investment in a Fund. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

  Dividends and capital gains distributions and gain on the sale or exchange of shares in a Fund may also be subject to state and local taxes.

  Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, local or foreign taxes or estate or inheritance tax. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in a Fund.

                                PERFORMANCE DATA

  From time to time a Fund may include its Fund's average annual total return, other total return data and/or yield in advertisements or information furnished to present or prospective shareholders. Total return figures are based on a Fund's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with a formula specified by the Securities and Exchange Commission.

  Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

  Each Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment. Such data will be computed as described above, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted. Actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

  Yield quotations will be computed based on a 30-day period by dividing (a), the net income based on the yield of each security earned during the period by
(b), the average number of shares outstanding during the period that were entitled to receive dividends, multiplied by the maximum offering price per share on the last day of the period.

  From time to time, a Fund may include its Fund's Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature.

  Set forth below is total return and yield information for the Class A and Class D shares of the Funds for the periods indicated.

                            S&P 500 INDEX FUND

                                  CLASS A SHARES                      CLASS D SHARES
                        ----------------------------------- -----------------------------------
                                          REDEEMABLE VALUE                    REDEEMABLE VALUE
                         EXPRESSED AS A   OF A HYPOTHETICAL  EXPRESSED AS A   OF A HYPOTHETICAL
                        PERCENTAGE BASED  $1,000 INVESTMENT PERCENTAGE BASED  $1,000 INVESTMENT
                        ON A HYPOTHETICAL    AT THE END     ON A HYPOTHETICAL    AT THE END
        PERIOD          $1,000 INVESTMENT   OF THE PERIOD   $1,000 INVESTMENT   OF THE PERIOD
        ------          ----------------- ----------------- ----------------- -----------------
                                              AVERAGE ANNUAL TOTAL RETURN
April 3, 1997
 (commencement of
 operations) to June
 30, 1997..............      101.49%          $1,184.00          101.49%          $1,184.00
                                                  ANNUAL TOTAL RETURN
April 3, 1997
 (commencement of
 operations) to June
 30, 1997..............       18.40%          $1,184.00           18.40%          $1,184.00
                                                AGGREGATE TOTAL RETURN
April 3, 1997
 (commencement of
 operations) to June
 30, 1997..............       18.40%          $1,184.00           18.40%          $1,184.00

                           SMALL CAP INDEX FUND

                                  CLASS A SHARES                      CLASS D SHARES
                        ----------------------------------- -----------------------------------
                                          REDEEMABLE VALUE                    REDEEMABLE VALUE
                         EXPRESSED AS A   OF A HYPOTHETICAL  EXPRESSED AS A   OF A HYPOTHETICAL
                        PERCENTAGE BASED  $1,000 INVESTMENT PERCENTAGE BASED  $1,000 INVESTMENT
                        ON A HYPOTHETICAL    AT THE END     ON A HYPOTHETICAL    AT THE END
        PERIOD          $1,000 INVESTMENT   OF THE PERIOD   $1,000 INVESTMENT   OF THE PERIOD
        ------          ----------------- ----------------- ----------------- -----------------
                                              AVERAGE ANNUAL TOTAL RETURN
April 9, 1997
 (commencement of
 operations) to June
 30, 1997..............      87.01%           $1,151.00          87.01%           $1,151.00
                                                  ANNUAL TOTAL RETURN
April 9, 1997
 (commencement of
 operations) to June
 30, 1997..............      15.10%           $1,151.00          15.10%           $1,151.00
                                                AGGREGATE TOTAL RETURN
April 9, 1997
 (commencement of
 operations) to June
 30, 1997..............      15.10%           $1,151.00          15.10%           $1,151.00

                         AGGREGATE BOND INDEX FUND

                                   CLASS A SHARES                      CLASS D SHARES
                         ----------------------------------- -----------------------------------
                                           REDEEMABLE VALUE                    REDEEMABLE VALUE
                          EXPRESSED AS A   OF A HYPOTHETICAL  EXPRESSED AS A   OF A HYPOTHETICAL
                         PERCENTAGE BASED  $1,000 INVESTMENT PERCENTAGE BASED  $1,000 INVESTMENT
                         ON A HYPOTHETICAL    AT THE END     ON A HYPOTHETICAL    AT THE END
         PERIOD          $1,000 INVESTMENT   OF THE PERIOD   $1,000 INVESTMENT   OF THE PERIOD
         ------          ----------------- ----------------- ----------------- -----------------
                                               AVERAGE ANNUAL TOTAL RETURN
April 3, 1997
 (commencement of
 operations) to June 30,
 1997...................      12.83%           $1,029.50          13.01%           $1,029.90
                                                   ANNUAL TOTAL RETURN
April 3, 1997
 (commencement of
 operations) to June 30,
 1997...................       2.95%           $1,029.50           2.99%           $1,029.90
                                                 AGGREGATE TOTAL RETURN
April 3, 1997
 (commencement of
 operations) to June 30,
 1997...................       2.95%           $1,029.50           2.99%           $1,029.90
                                                          YIELD
30 days ending June 30,
 1997...................       6.25%                               6.08%

                         INTERNATIONAL INDEX FUND

                                  CLASS A SHARES                      CLASS D SHARES
                        ----------------------------------- -----------------------------------
                                          REDEEMABLE VALUE                    REDEEMABLE VALUE
                         EXPRESSED AS A   OF A HYPOTHETICAL  EXPRESSED AS A   OF A HYPOTHETICAL
                        PERCENTAGE BASED  $1,000 INVESTMENT PERCENTAGE BASED  $1,000 INVESTMENT
                        ON A HYPOTHETICAL    AT THE END     ON A HYPOTHETICAL    AT THE END
        PERIOD          $1,000 INVESTMENT   OF THE PERIOD   $1,000 INVESTMENT   OF THE PERIOD
        ------          ----------------- ----------------- ----------------- -----------------
                                              AVERAGE ANNUAL TOTAL RETURN
April 9, 1997
 (commencement of
 operations) to June
 30, 1997..............      87.73%           $1,152.00          87.73%           $1,152.00
                                                  ANNUAL TOTAL RETURN
April 9, 1997
 (commencement of
 operations) to June
 30, 1997..............      15.20%           $1,152.00          15.20%           $1,152.00
                                                AGGREGATE TOTAL RETURN
April 9, 1997
 (commencement of
 operations) to June
 30, 1997..............      15.20%           $1,152.00          15.20%           $1,152.00

                              GENERAL INFORMATION

DESCRIPTION OF SHARES

  The Corporation is a Maryland corporation incorporated on October 25, 1996. It has an authorized capital of 1,000,000,000 shares of Common Stock, par value $0.0001 per share, divided into 125,000,000 shares each of Class A and Class D shares for each of the four Funds: S&P 500 Index Fund, Small Cap Index Fund, Aggregate Bond Index Fund and International Index Fund. Class A and Class D shares of a Fund represent interests in the same assets of the Series and are identical in all respects except that the Class D shares bear certain expenses related to the account maintenance associated with such shares. Class D shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures.

  Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of Directors (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. All shares of each Fund have equal voting rights, except that each Fund has exclusive voting rights to matters affecting only such Fund, and except that as noted above, Class D shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Directors shall continue to hold office and appoint successor Directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except that, as noted above, Class D shares bear certain additional expenses. Shares issued are fully-paid and non-assessable by the Fund. Voting rights for Directors are not cumulative.

  Stock certificates are issued by the Transfer Agent only on specific request. Certificates for fractional shares are not issued in any case.

  The Trust consists of four Series, and is organized as a Delaware business trust. Whenever a Fund is requested to vote on a fundamental policy of a Series, the Corporation will hold a meeting of the investing Fund's shareholders and will cast its vote as instructed by such Fund's shareholders.

  MLAM provided the initial capital for each Fund by purchasing 2,500 Class A shares of each Fund (10,000 total) and 2,500 Class D shares of each Fund (10,000 total), for an aggregate of $50,000 per Fund. Such shares were acquired for investment and can only be disposed of by redemption. The organizational expenses of the Corporation were paid by the Corporation and are amortized over a period not exceeding five years. The proceeds realized by MLAM upon redemption of any of such shares will be reduced by the proportionate amount of the unamortized organizational expenses which the number of shares redeemed bears to the number of shares initially purchased.

COMPUTATION OF OFFERING PRICE PER SHARE

  The offering price for Class A and Class D shares of each of the Funds based on the value of each Fund's net assets as of June 30, 1997, is calculated as follows:

                            S&P 500 INDEX FUND

                                                         CLASS A      CLASS D
                                                       ------------ -----------
Net Assets............................................ $236,616,323 $58,696,879
                                                       ============ ===========
Number of Shares Outstanding..........................   19,984,351   4,959,256
                                                       ============ ===========
Net Asset Value Per Share (net assets divided by num-
 ber of shares
 outstanding)......................................... $      11.84 $     11.84
                                                       ------------ -----------
Offering Price........................................ $      11.84 $     11.84
                                                       ============ ===========

                              SMALL CAP INDEX FUND

                                                         CLASS A      CLASS D
                                                       ------------ -----------
Net Assets............................................ $ 18,030,823 $22,184,578
                                                       ============ ===========
Number of Shares Outstanding..........................    1,566,190   1,928,059
                                                       ============ ===========
Net Asset Value Per Share (net assets divided by num-
 ber of shares
 outstanding)......................................... $      11.51 $     11.51
                                                       ------------ -----------
Offering Price........................................ $      11.51 $     11.51
                                                       ============ ===========

                         AGGREGATE BOND INDEX FUND

                                                         CLASS A      CLASS D
                                                       ------------ -----------
Net Assets............................................ $150,048,167 $26,762,072
                                                       ============ ===========
Number of Shares Outstanding..........................   14,794,047   2,637,505
                                                       ============ ===========
Net Asset Value Per Share (net assets divided by num-
 ber of shares
 outstanding)......................................... $      10.14 $     10.15
                                                       ------------ -----------
Offering Price........................................ $      10.14 $     10.15
                                                       ============ ===========

                         INTERNATIONAL INDEX FUND

                                                         CLASS A      CLASS D
                                                       ------------ -----------
Net Assets............................................ $101,725,573 $25,818,547
                                                       ============ ===========
Number of Shares Outstanding..........................    8,831,531   2,242,149
                                                       ============ ===========
Net Asset Value Per Share (net assets divided by num-
 ber of shares
 outstanding)......................................... $      11.52 $     11.52
                                                       ------------ -----------
Offering Price........................................ $      11.52 $     11.52
                                                       ============ ===========

INDEPENDENT AUDITORS

  Deloitte & Touche, LLP, has been selected as the independent auditors of the Corporation and the Trust. The selection of the Corporation's independent auditors is subject to ratification by shareholders in years when an annual meeting of shareholders is held. In addition, employment of such auditors may be terminated without any penalty by vote of a majority of the outstanding shares of the Corporation at a meeting called for the purpose of terminating such employment. The independent auditors are responsible for auditing the annual financial statements of the Funds.

CUSTODIAN

  Merrill Lynch Trust Company, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, acts as the custodian of the assets of S&P 500 Index Series, Small Cap Index Series and Aggregate Bond Index Series. State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston Massachusetts 02101, acts as the custodian of the assets of International Index Series. Under its contract with the Trust, State Street is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the International Index Series to be held in its offices outside the United States and with certain foreign banks and securities depositories. Each custodian is responsible for safeguarding and controlling cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on investments.

TRANSFER AGENT

  Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Transfer Agent of the Corporation and the Trust. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "Management of the Funds--Transfer Agency Services" in the Prospectus.

LEGAL COUNSEL

  Shereff, Friedman, Hoffman & Goodman, LLP, 919 Third Avenue, New York, New York 10022, is counsel for the Corporation and the Trust.

REPORTS TO SHAREHOLDERS

  The Funds' fiscal year ends on December 31 of each year. The Corporation sends to its shareholders at least quarterly reports showing the Funds' portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

ADDITIONAL INFORMATION

  The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Corporation has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

  Under separate agreements Merrill Lynch has granted the Corporation and the Trust the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Corporation and the Trust at any time or to grant the use of such name to any other company, and the Corporation and the Trust have granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

  To the knowledge of the Funds, no person or entity owned beneficially 5% or more of any class of any of the Fund's shares on August 1, 1997.

                    [This page is intentionally left blank.]

                    UNAUDITED FINANCIAL STATEMENTS FOR

                S&P 500 INDEX FUND AND S&P 500 INDEX SERIES

         FOR THE PERIOD APRIL 3, 1997 (COMMENCEMENT OF OPERATIONS)

                             TO JUNE 30, 1997

Merrill Lynch S&P 500 Index Fund, June 30, 1997

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX FUND          As of June 30, 1997
Assets:             Investment in Merrill Lynch S&P 500 Index Series, at value
                    (identified cost--$269,750,796) (Note 1a)                                               $295,268,960
                    Deferred organization expenses (Note 1d)                                                      20,327
                    Prepaid expenses and other assets (Note 1d)                                                  103,916
                                                                                                            ------------
                    Total assets                                                                             295,393,203
                                                                                                            ------------

Liabilities:        Payables:
                      Administrative fees (Note 2)                                         $     43,760
                      Distributor (Note 2)                                                       11,785           55,545
                                                                                           ------------
                    Accrued expenses and other liabilities                                                        24,456
                                                                                                            ------------
                    Total liabilities                                                                             80,001
                                                                                                            ------------

Net Assets:         Net assets                                                                              $295,313,202
                                                                                                            ============

Net Assets          Class A Shares of Common Stock, $0.0001 par value,
Consist of:         125,000,000 shares authorized                                                           $      1,998
                    Class D Shares of Common Stock, $0.0001 par value,
                    125,000,000 shares authorized                                                                    496
                    Paid-in capital in excess of par                                                         266,526,186
                    Undistributed investment income--net                                                         900,542
                    Undistributed realized capital gains on investments
                    from the Series--net                                                                       2,365,816
                    Unrealized appreciation on investments from the Series--net                               25,518,164
                                                                                                            ------------
                    Net assets                                                                              $295,313,202
                                                                                                            ============

Net Asset           Class A--Based on net assets of $236,616,323 and 19,984,351
Value:                       shares outstanding                                                             $      11.84
                                                                                                            ============
                    Class D--Based on net assets of $58,696,879 and 4,959,256
                             shares outstanding                                                             $      11.84
                                                                                                            ============

                    See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH

S&P 500
INDEX FUND          For the Period April 3, 1997++ to June 30, 1997
Investment Income   Investment income allocated from the Series                                             $  1,118,682
(Note 1b):          Expenses allocated from the Series                                                           (43,205)
                                                                                                            ------------
                    Net investment income from the Series                                                      1,075,477
                                                                                                            ------------

Expenses:           Administration fee (Note 2)                                            $     94,046
                    Registration fees (Note 1d)                                                  52,110
                    Account maintenance fee--Class D (Note 2)                                    30,273

                    Transfer agent fee--Class A (Note 2)                                         17,670
                    Printing and shareholder reports                                             16,917
                    Transfer agent fee--Class D (Note 2)                                          6,786
                    Professional fees                                                             2,233
                    Accounting services (Note 2)                                                  1,302
                    Amortization of organization expenses (Note 1d)                                 890
                    Trustees' fees and expenses                                                     186
                    Other                                                                           502
                                                                                           ------------
                    Total expenses before reimbursement                                         222,915
                    Reimbursement of expenses (Note 2)                                          (47,980)
                                                                                           ------------
                    Total expenses after reimbursement                                                           174,935
                                                                                                            ------------
                    Investment income--net                                                                       900,542
                                                                                                            ------------

Realized &          Realized gain on investments from the Series--net                                          2,365,816
Unrealized          Unrealized appreciation on investments from the Series--net                               25,518,164
Gain from the                                                                                               ------------
Series--Net:        Net Increase in Net Assets Resulting from Operations                                    $ 28,784,522
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS


MERRILL LYNCH                                                                                             For the Period
S&P 500                                                                                               April 3, 1997++ to
INDEX FUND          Increase (Decrease) in Net Assets:                                                     June 30, 1997
Operations:         Investment income--net                                                                  $    900,542
                    Realized gain on investments from the Series--net                                          2,365,816
                    Unrealized appreciation on investments from the Series--net                               25,518,164
                                                                                                            ------------
                    Net increase in net assets resulting from operations                                      28,784,522
                                                                                                            ------------

Capital Share       Net increase in net assets derived from capital share transactions                       266,503,680
Transactions                                                                                                ------------
(Note 4):

Net Assets:         Total increase in net assets                                                             295,288,202
                    Beginning of period                                                                           25,000
                                                                                                            ------------
                    End of period*                                                                          $295,313,202
                                                                                                            ============

                   *Undistributed investment income--net                                                    $    900,542
                                                                                                            ============
                  ++Commencement of Operations.

                    See Notes to Financial Statements.

Merrill Lynch S&P 500 Index Fund, June 30, 1997


FINANCIAL HIGHLIGHTS


MERRILL LYNCH       The following per share data and ratios have been derived                        For the Period
S&P 500             from information provided in the financial statements.                         April 3, 1997++ to
INDEX FUND                                                                                            June 30, 1997
                    Increase in Net Asset Value:                                                Class A          Class D
Per Share           Net asset value, beginning of period                                       $  10.00         $  10.00
Operating                                                                                      --------         --------
Performance:        Investment income--net                                                          .03              .04
                    Realized and unrealized gain on investments from the Series--net               1.81             1.80
                                                                                               --------         --------
                    Total from investment operations                                               1.84             1.84
                                                                                               --------         --------
                    Net asset value, end of period                                             $  11.84         $  11.84
                                                                                               ========         ========

Total Investment    Based on net asset value per share                                           18.40%+++        18.40%+++
Return:                                                                                        ========         ========

Ratios to Average   Expenses, net of reimbursement++++                                             .41%*            .62%*
Net Assets:                                                                                    ========         ========
                    Expenses++++                                                                   .54%*            .84%*
                                                                                               ========         ========
                    Investment income--net                                                        1.96%*           1.80%*
                                                                                               ========         ========

Supplemental Data:  Net assets, end of period (in thousands)                                   $236,616         $ 58,697
                                                                                               ========         ========

                   *Annualized.
                  ++Commencement of Operations.
                ++++Includes the Fund's share of the Series' allocated expenses.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS


MERRILL LYNCH
S&P 500
INDEX FUND

1. Significant Accounting Policies: Merrill Lynch S&P 500 Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch S&P 500 Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses-- Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to a distribution plan (the "Distribution Plan") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period April 3, 1997 to June 30, 1997, MLAM earned fees of $94,046, of which $47,980 was voluntarily waived.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.


3. Investments:
Increases and decreases in the Fund's investments in the Series for the period April 3, 1997 to June 30, 1997 were $269,837,220 and
$3,527,617, respectively.


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $266,503,680 for the period April 3, 1997 to June 30, 1997.

Transactions in capital shares for each class were as follows:


Class A Shares for the Period                       Dollar
April 3, 1997++ to June 30, 1997      Shares        Amount

Shares sold                        21,109,885   $228,482,132
Shares redeemed                    (1,126,784)   (12,412,085)
                                   ----------   ------------
Net increase                       19,983,101   $216,070,047
                                   ==========   ============

[FN]
++Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.



Class D Shares for the Period                       Dollar
April 3, 1997++ to June 30, 1997      Shares        Amount

Shares sold                         5,945,928   $ 61,314,139
Shares redeemed                      (987,922)   (10,880,506)
                                   ----------   ------------
Net increase                        4,958,006   $ 50,433,633
                                   ==========   ============

[FN]
++Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

Merrill Lynch S&P 500 Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS

  Merrill Lynch S&P 500 Index Series
                                                                 Shares                             Value
  Issue                                                           Held                            (Note 1a)

  Common
  Stocks
  ALLTEL Corporation                                              6,926                          $  231,588
  AMP Inc.                                                        8,124                             339,177
++AMR Corp.                                                       3,366                             311,355
  ASARCO, Inc.                                                    1,584                              48,510
  AT&T Corp.                                                     60,315                           2,114,795
  Abbott Laboratories                                            28,743                           1,918,595
  Adobe Systems, Inc.                                             2,617                              91,759
++Advanced Micro Devices, Inc.                                    5,208                             187,488
  Aeroquip-Vickers Inc.                                           1,036                              48,951
  Aetna Inc.                                                      5,584                             571,662
  Ahmanson (H.F) & Co.                                            3,734                             160,562
  Air Products & Chemicals Inc.                                   4,072                             330,850
++Airtouch Communications, Inc.                                  18,676                             511,256
  Alberto-Culver Co. (Class B)                                    2,068                              57,904
  Albertsons, Inc.                                                9,287                             338,976
  Alcan Aluminium, Ltd.                                           8,427                             292,312
  Allegheny Teledyne, Inc.                                        6,530                             176,310
  Allergan, Inc.                                                  2,422                              77,050
  AlliedSignal, Inc.                                             10,463                             878,892
  Allstate Corporation                                           16,368                           1,194,864
  Aluminum Co. of America                                         6,416                             483,606
++Alza Corp.                                                      3,129                              90,741
++Amdahl Corp.                                                    4,554                              39,848
  Amerada Hess Corp.                                              3,446                             191,468
  American Electric Power Co., Inc.                               7,005                             294,210
  American Express Co.                                           17,532                           1,306,134
  American General Corp.                                          8,933                             426,547
  American Greetings Corp. (Class A)                              2,770                             102,836
  American Home Products Corp.                                   23,897                           1,828,121
  American International Group, Inc.                             17,431                           2,603,756
  American Stores Co.                                             5,394                             266,329
  Ameritech Corporation                                          20,383                           1,384,770
  Amgen, Inc.                                                     9,785                             568,753
  Amoco Corp.                                                    18,344                           1,594,782
++Andrew Corp.                                                    3,363                              94,584
  Anheuser-Busch Companies Inc.                                  18,418                             772,405
  Aon Corporation                                                 6,178                             319,712
++Apple Computer, Inc.                                            4,691                              66,847
++Applied Materials, Inc.                                         6,694                             474,019
  Archer-Daniels-Midland Co.                                     19,802                             465,347
++Armco, Inc.                                                     3,945                              15,287
  Armstrong World Industries, Inc.                                1,527                             112,044
++CUC International, Inc.                                        15,163                          $  391,395
  CVS Corporation                                                 6,160                             315,700
++Cabletron Systems, Inc.                                         5,764                             163,193
  Caliber System, Inc.                                            1,449                              53,975
  Campbell Soup Co.                                              17,290                             864,500
  Cardinal Health Inc.                                            4,027                             230,546
  Carolina Power & Light Co.                                      5,602                             200,972
  Case Corp.                                                      2,715                             186,996
  Caterpillar Inc.                                                7,012                             752,914
  Centex Corporation                                              1,069                              43,428
  Central & Southwest Corp.                                       7,879                             167,429
++Ceridian Corp.                                                  2,972                             125,567
  Champion International Corp.                                    3,535                             195,309
  Charles Schwab Corporation                                      6,474                             263,411
++Charming Shoppes, Inc.                                          3,899                              20,348
  Chase Manhattan Corp.                                          16,004                           1,553,388
  Chevron Corp.                                                  24,258                           1,793,576
  Chrysler Corp.                                                 25,537                             837,933
  Chubb Corp.                                                     6,491                             434,086
  Cincinnati Milacron, Inc.                                       1,475                              38,258
  Circuit City Stores, Inc.                                       3,626                             128,950
++Cisco Systems, Inc.                                            24,636                           1,653,692
  Citicorp                                                       17,196                           2,073,193
  Clorox Co.                                                      1,914                             252,648
  Coastal Corp.                                                   3,893                             207,059
  Coca-Cola Co.                                                  92,062                           6,214,185
  Cognizant Corporation                                           6,216                             251,748
  Colgate-Palmolive Co.                                          10,958                             715,010
  Columbia Gas System, Inc.                                       2,043                             133,306
  Columbia/HCA Healthcare Corp.                                  24,838                             976,444
  Comcast Corp. (Class A)                                        12,075                             258,103
  Comerica Inc.                                                   3,921                             266,628
++Compaq Computer Corp.                                          10,190                           1,011,358
  Computer Associates
     International, Inc.                                         13,436                             748,217
++Computer Sciences Corp.                                         2,830                             204,114
  ConAgra, Inc.                                                   8,884                             569,687
  Conseco Inc.                                                    6,800                             251,600
  Consolidated Edison Co. of
     N.Y., Inc.                                                   8,693                             255,900
  Consolidated Natural Gas Co.                                    3,509                             188,828
  Cooper Industries Inc.                                          4,373                             217,557

  Ashland Oil, Inc.                                               2,748                             127,439
  Atlantic Richfield Co.                                         11,921                             840,431
  Autodesk, Inc.                                                  1,766                              67,660
  Automatic Data Processing, Inc.                                10,870                             510,890
++AutoZone, Inc.                                                  5,564                             131,102
  Avery Dennison Corp.                                            3,857                             154,762
  Avon Products, Inc.                                             4,915                             346,815
  Baker Hughes, Inc.                                              5,380                             208,139
  Ball Corp.                                                      1,130                              33,971
  Baltimore Gas & Electric Co.                                    5,459                             145,687
  Banc One Corp.                                                 21,572                           1,044,894
  Bank of New York Co. Inc. (The)                                14,369                             625,052
  BankAmerica Corp.                                              26,326                           1,699,672
  BankBoston Corp.                                                5,452                             392,885
  Bankers Trust NY Corp.                                          2,881                             250,647
  Bard (C.R.), Inc.                                               2,109                              76,583
  Barnett Banks, Inc.                                             7,380                             387,450
  Barrick Gold Corporation                                       13,837                             304,414
  Battle Mountain Gold Co.                                        8,527                              48,497
  Bausch & Lomb, Inc.                                             2,053                              96,748
  Baxter International, Inc.                                     10,318                             539,116
++Bay Networks, Inc.                                              7,382                             196,084
  Becton, Dickinson & Co.                                         4,549                             230,293
  Bell Atlantic Corp.                                            16,251                           1,233,045
  BellSouth Corp.                                                36,845                           1,708,687
  Bemis Co., Inc.                                                 1,938                              83,819
  Beneficial Corp.                                                1,998                             141,983
++Bethlehem Steel Corp.                                           4,131                              43,117
++Beverly Enterprises, Inc.                                       3,674                              59,703
  Biomet, Inc.                                                    4,130                              76,921
  Black & Decker Corporation                                      3,487                             129,673
  Block (H&R), Inc.                                               3,848                             124,098
  Boeing Co.                                                     26,757                           1,419,793
  Boise Cascade Corp.                                             1,793                              63,315
++Boston Scientific Corporation                                   7,187                             441,551
  Briggs & Stratton Corp.                                           937                              46,850
  Bristol-Myers Squibb Co.                                       37,117                           3,006,477
  Brown-Forman Corp. (Class B)                                    2,552                             124,570
  Browning Ferris Industries, Inc.                                7,882                             262,077
  Brunswick Corp.                                                 3,642                             113,813
  Burlington Northern Santa Fe Corp.                              5,721                             514,175
  Burlington Resources, Inc.                                      4,621                             203,902
  CIGNA Corp.                                                     2,780                             493,450
  CINergy Corporation                                             5,834                             203,096
  CPC International, Inc.                                         5,319                             491,010
  CSX Corp.                                                       8,080                             448,440
  Cooper Tire & Rubber Co.                                        2,932                              64,504
  Coors (Adolph) Co. (Class B)                                    1,402                              37,328
  CoreState Financial Corp.                                       7,668                             412,155
  Corning, Inc.                                                   8,517                             473,758
++Costco Companies, Inc.                                          7,838                             257,674
  Countrywide Credit Industries, Inc.                             3,860                             120,384
  Crane Co.                                                       1,699                              71,039
  Crown Cork & Seal Co., Inc.                                     4,746                             253,614
  Cummins Engine Co., Inc.                                        1,461                             103,092
  Cyprus Amax Minerals Co.                                        3,451                              84,550
++DSC Communications Corp.                                        4,338                              96,521
  DTE Energy Company                                              5,369                             148,319
  Dana Corp.                                                      3,829                             145,502
  Darden Restaurants, Inc.                                        5,679                              51,466
++Data General Corp.                                              1,478                              38,428
  Dayton Hudson Corp.                                             8,025                             426,830
  Deere & Co.                                                     9,470                             519,666
++Dell Computer Corp.                                             6,217                             730,109
  Delta Airlines, Inc.                                            2,705                             221,810
  Deluxe Corp.                                                    3,048                             104,013
++Digital Equipment Corporation                                   5,673                             201,037
  Dillard's, Inc. (Class A)                                       4,202                             145,494
  Dominion Resources, Inc.                                        6,847                             250,771
  Donnelley (R.R.) & Sons Co.                                     5,433                             198,984
  Dover Corp.                                                     4,161                             255,902
  Dow Chemical Corp.                                              8,661                             754,590
  Dow Jones & Co., Inc.                                           3,574                             143,630
  Dresser Industries, Inc.                                        6,504                             242,274
  Duke Energy Corp.                                              13,341                             639,525
  Dun & Bradstreet Corp.                                          6,350                             166,688
  duPont (E.I.) de Nemours & Co.                                 41,909                           2,635,028
  EG&G, Inc.                                                      1,752                              39,420
++EMC Corp.                                                       9,093                             354,627
  ENSEARCH Corp.                                                  2,577                              57,338
  Eastern Enterprises                                               750                              26,016
  Eastman Chemical Company                                        2,873                             182,436
  Eastman Kodak Co.                                              12,214                             937,425
  Eaton Corp.                                                     2,852                             249,015
  Echlin, Inc.                                                    2,307                              83,052
  Echo Bay Mines, Inc.                                            5,157                              29,653
  Ecolab Inc.                                                     2,387                             113,979
  Edison International                                           15,225                             378,722
  Emerson Electric Co.                                           16,538                             910,624
  Engelhard Corp.                                                 5,323                             111,450
  Enron Corp.                                                     9,471                             386,535
  Entergy Corp.                                                   8,823                             241,530

Merrill Lynch S&P 500 Index Fund, June 30, 1997

  Merrill Lynch S&P 500 Index Series (continued)
                                                                 Shares                            Value
  Issue                                                           Held                           (Note 1a)

  Common
  Stocks
  (continued)
  Equifax, Inc.                                                   5,590                          $  207,878
  Exxon Corp.++++                                                92,175                           5,668,763
++FMC Corp.                                                       1,375                             109,227
  FPL Group, Inc.                                                 6,771                             311,889
++Federal Express Corp.                                           4,221                             243,763
  Federal Home Loan Mortgage
     Corporation                                                 25,800                             886,875
  Federal National Mortgage Association                          39,386                           1,718,214
++Federated Department Stores, Inc.                               7,694                             267,367
  Fifth Third Bancorp                                             3,917                             321,439
  First Bank System, Inc.                                         4,975                             424,741
  First Chicago NBD Corp.                                        11,596                             701,558
  First Data Corporation                                         16,656                             731,823
  First Union Corp.                                              10,624                             982,720
  Fleet Financial Group                                           9,705                             613,841
  Fleetwood Enterprises, Inc.                                     1,316                              39,233
  Fleming Companies, Inc.                                         1,398                              25,164
  Fluor Corp.                                                     3,104                             171,302
  Ford Motor Co.                                                 44,164                           1,667,191
  Fortune Brands, Inc.                                            6,382                             238,128
  Foster Wheeler Corp.                                            1,504                              60,912
  Freeport-McMoRan Copper (Class B)                               7,443                             231,663
  Frontier Corp.                                                  6,055                             120,722
++Fruit of the Loom, Inc.                                         2,844                              88,164
  GPU Inc.                                                        4,460                             160,003
  GTE Corp.                                                      35,449                           1,555,325
  Gannett Co., Inc.                                               5,215                             514,981
  Gap, Inc.                                                      10,160                             394,970
  General Dynamics Corp.                                          2,333                             174,975
  General Electric Co.                                          121,774                           7,960,975
++General Instrument Corp.                                        5,066                             126,650
  General Mills, Inc.                                             5,974                             389,057
  General Motors Corp.                                           27,066                           1,507,238
  General Re Corp.                                                3,048                             554,736
  General Signal Corp.                                            1,845                              80,488
  Genuine Parts Co.                                               6,681                             226,319
  Georgia-Pacific Corp.                                           3,380                             288,567
  Giant Food Inc. (Class A)                                       2,214                              72,232
  Giddings & Lewis, Inc.                                          1,224                              25,551
  Gillette Co.                                                   20,682                           1,959,619
  Golden West Financial Corp.                                     2,121                             148,470
  Goodrich (B.F.) Co.                                             1,987                              86,062
  Jefferson Pilot Corp.                                           2,617                          $  182,863
  Johnson & Johnson                                              49,443                           3,182,893
  Johnson Controls, Inc.                                          3,079                             126,431
  Jostens, Inc.                                                   1,431                              38,279
  Kaufman & Broad Home Corp.                                      1,438                              25,255
  Kellogg Co.                                                     7,713                             660,426
  Kerr-McGee Corp.                                                1,794                             113,695
  KeyCorp.                                                        8,339                             465,942
  Kimberly-Clark Corp.                                           20,775                           1,033,556
  King World Productions, Inc.                                    1,383                              48,405
++Kmart Corp.                                                    18,004                             220,549
  Knight-Ridder, Inc.                                             3,382                             165,929
++Kroger Co.                                                      9,429                             273,441
++LSI Logic Corp.                                                 5,254                             168,128
  Laidlaw, Inc. (Class B)                                        11,618                             160,474
  Lilly (Eli) & Co.                                              20,617                           2,253,696
  Limited, Inc. (The)                                            10,029                             203,087
  Lincoln National Corp.                                          3,859                             248,423
  Liz Claiborne, Inc.                                             2,643                             123,230
  Lockheed Martin Corp.                                           7,130                             738,401
  Loews Corporation                                               4,256                             426,132
  Longs Drug Stores Corp.                                         1,442                              37,762
  Louisiana Land & Exploration Co.                                1,265                              72,263
  Louisiana-Pacific Corp.                                         4,023                              84,986
  Lowe's Companies, Inc.                                          6,402                             237,674
  Lucent Technologies, Inc.                                      23,755                           1,711,845
  MBIA Inc.                                                       1,599                             180,387
  MBNA Corp.                                                     12,363                             452,795
  MCI Communications Corp.                                       25,505                             976,363
  MGIC Investment Corp.                                           4,362                             209,103
  Mallinckrodt, Inc.                                              2,736                             103,968
  Manor Care, Inc.                                                2,323                              75,788
  Marriott International, Inc.                                    4,736                             290,672
  Marsh & McLennan Companies, Inc.                                6,154                             439,242
  Masco Corp.                                                     5,987                             249,957
  Mattel, Inc.                                                   10,822                             366,595
  May Department Stores Co.                                       8,798                             415,705
  Maytag Corp.                                                    3,624                              94,677
  McDermott International, Inc.                                   2,031                              59,280
  McDonald's Corp.                                               25,608                           1,237,186
  McDonnell Douglas Corp.                                         7,794                             533,889
  McGraw-Hill Companies, Inc.                                     3,680                             216,430

  Goodyear Tire & Rubber Co.                                      5,749                             363,984
  Grace (W.R.) & Co.                                              2,685                             148,011
  Grainger (W.W.), Inc.                                           1,964                             153,560
  Great Atlantic & Pacific Tea Co., Inc.                          1,413                              38,416
  Great Lakes Chemical Corp.                                      2,221                             116,325
  Great Western Financial Corp.                                   5,094                             273,802
  Green Tree Financial Corporation                                5,084                             181,117
  Guidant Corp.                                                   2,743                             233,155
++HEALTHSOUTH Corporation                                        12,691                             316,482
++HFS Inc.                                                        5,826                             337,908
  Halliburton Co.                                                 4,695                             372,079
  Harcourt General, Inc.                                          2,629                             125,206
  Harland (John H.) Co., Inc.                                     1,141                              26,029
  Harnischfeger Industries, Inc.                                  1,818                              75,447
++Harrah's Entertainment, Inc.                                    3,807                              69,478
  Harris Corp.                                                    1,442                             121,128
  Hartford Financial
     Services Group Inc.                                          4,345                             359,549
  Hasbro, Inc.                                                    4,785                             135,774
  Heinz (H.J.) Co.                                               13,624                             628,407
  Helmerich & Payne, Inc.                                           922                              53,130
  Hercules Inc.                                                   3,728                             178,478
  Hershey Foods Corp.                                             5,682                             314,286
  Hewlett-Packard Co.                                            37,723                           2,112,488
  Hilton Hotels Corp.                                             9,260                             245,969
  Home Depot, Inc.                                               18,029                           1,242,874
  Homestake Mining Corp.                                          5,427                              70,890
  Honeywell, Inc.                                                 4,690                             355,854
  Household International, Inc.                                   3,936                             462,234
  Houston Industries, Inc.                                        8,673                             185,927
++Humana, Inc.                                                    6,016                             139,120
++ITT Corp.                                                       4,305                             262,874
  ITT Industries, Inc.                                            4,372                             112,579
  Ikon Office Solutions Inc.                                      4,919                             122,668
  Illinois Tool Works, Inc.                                       9,251                             461,972
  Inco Ltd.                                                       6,225                             187,139
  Ingersoll-Rand Co.                                              4,050                             250,087
  Inland Steel Industries, Inc.                                   1,811                              47,312
  Intel Corp.                                                    30,362                           4,305,711
++Intergraph Corp.                                                1,761                              14,968
  International Business
     Machines Corp.                                              36,868                           3,325,033
  International Flavors &
     Fragrances, Inc.                                             4,080                             206,040
  International Paper Co.                                        11,168                             542,346
  Interpublic Group of
     Companies, Inc.                                              2,999                             183,876
  James River Corp.                                               3,184                             117,808
  Mead Corp.                                                      1,933                             120,329
  Medtronic, Inc.                                                 8,881                             719,361
  Mellon Bank Corp.                                               9,576                             432,117
  Mercantile Stores Co., Inc.                                     1,362                              85,721
  Merck & Co., Inc.                                              44,810                           4,637,835
  Meredith Corp.                                                  1,979                              57,391
  Merrill Lynch & Co., Inc.                                      12,297                             733,209
  Micron Technology Inc.                                          7,753                             309,635
++Microsoft Corporation++++                                      44,516                           5,625,709
  Millipore Corp.                                                 1,601                              70,444
  Minnesota Mining &
     Manufacturing Co.                                           15,465                           1,577,430
  Mobil Corp.                                                    29,152                           2,036,996
  Monsanto Co.                                                   21,961                             945,696
  Moore Corp. Ltd.                                                3,252                              64,024
  Morgan (J.P.) & Co., Inc.                                       6,852                             715,177
  Morgan Stanley Group, Inc.                                     21,272                             916,051
  Morton International Inc.                                       5,198                             156,915
  Motorola, Inc.                                                 22,060                           1,676,560
  NACCO Industries, Inc. (Class A)                                  303                              17,101
  NYNEX Corp.                                                    16,344                             941,823
  Nalco Chemical Co.                                              2,492                              96,253
  National City Corporation                                       8,189                             429,922
++National Semiconductor Corp.                                    5,247                             160,689
  National Service Industries, Inc.                               1,678                              81,698
  NationsBank Corp.                                              27,099                           1,747,885
++Navistar International Corp.                                    2,715                              46,834
  New York Times Co. (Class A)                                    3,579                             177,160
  Newell Co.                                                      5,877                             232,876
  Newmont Mining Corp.                                            5,771                             225,069
++Niagara Mohawk Power Corp.                                      5,341                              45,732
  Nicor, Inc.                                                     1,842                              66,082
  Nike, Inc. (Class B)                                           10,669                             622,803
  NorAm Energy Corp.                                              5,132                              78,263
  Nordstrom, Inc.                                                 2,968                             145,617
  Norfolk Southern Corp.                                          4,627                             466,170
  Northern States Power Co.                                       2,555                             132,221
  Northern Telecom, Ltd.                                          9,652                             878,332
  Northrop Grumman Corp.                                          2,134                             187,392
  Norwest Corp.                                                  13,870                             780,187
++Novell, Inc.                                                   12,877                              89,334
  Nucor Corp.                                                     3,244                             183,286
  ONEOK Inc.                                                      1,009                              32,477
  Occidental Petroleum Corp.                                     12,243                             306,840
  Ohio Edison Co.                                                 5,645                             123,132
++Oracle Corp.                                                   24,256                           1,221,896
++Oryx Energy Co.                                                 3,878                              81,923
  Owens-Corning Fiberglass Corp.                                  1,977                              85,258

Merrill Lynch S&P 500 Index Fund, June 30, 1997

  Merrill Lynch S&P 500 Index Series (continued)
                                                                   Shares                            Value
  Issue                                                             Held                           (Note 1a)

  Common
  Stocks
  (concluded)
  PACAAR, Inc.                                                     2,876                         $  133,554
  PECO Energy Company                                              8,234                            172,914
  PG&E Corporation                                                15,177                            368,042
  PNC Bank Corporation                                            11,943                            497,127
  PP&L Resources, Inc.                                             6,095                            121,519
  PPG Industries, Inc.                                             6,692                            388,972
  Pacific Enterprises, Inc.                                        3,093                            104,002
  PacifiCorp                                                      10,975                            241,450
  Pall Corp.                                                       4,654                            108,205
++Parametric Technology Company                                    4,716                            200,725
  Parker-Hannifin Corp.                                            2,752                            167,012
  Penney (J.C.) Co., Inc.                                          9,138                            476,889
  Pennzoil Co.                                                     1,722                            132,163
  Peoples Energy Corp.                                             1,294                             48,444
  Pep Boys-Manny, Moe & Jack                                       2,241                             76,334
  PepsiCo Inc.                                                    56,884                          2,136,705
  Perkin-Elmer Corp.                                               1,614                            128,414
  Pfizer, Inc.                                                    23,967                          2,864,056
  Pharmacia & Upjohn Inc.                                         18,799                            653,265
  Phelps Dodge Corp.                                               2,299                            195,846
  Philip Morris Companies, Inc.                                   90,162                          4,000,939
  Phillips Petroleum Co.                                           9,737                            425,994
  Pioneer Hi-Bred
     International, Inc.                                           3,048                            243,840
  Pitney Bowes, Inc.                                               5,411                            376,064
  Placer Dome, Inc.                                                8,859                            145,066
  Polaroid Corp.                                                   1,681                             93,295
  Potlatch Corp.                                                   1,067                             48,282
  Praxair, Inc.                                                    5,854                            327,824
  Procter & Gamble Co.                                            25,140                          3,551,025
++Providian Financial Corporation                                  3,467                            111,377
  Public Service Enterprise
     Group, Inc.                                                   8,611                            215,275
  Pulte Corp.                                                        797                             27,546
  Quaker Oats Co.                                                  5,026                            225,542
  Ralston Purina Co.                                               3,934                            323,326
  Raychem Corp.                                                    1,652                            122,867
  Raytheon Co.                                                     8,733                            445,383
  Reebok International, Ltd.                                       2,058                             96,211
  Republic of New York Corp.                                       2,044                            219,730
  Reynolds Metals Co.                                              2,688                            191,520
  Rite Aid Corp.                                                   4,534                            226,133
  Stride Rite Corp.                                                1,836                          $  23,638
  Sun Co., Inc.                                                    2,700                             83,700
++Sun Microsystems, Inc.                                          13,693                            509,636
  Sun Trust Banks, Inc.                                            8,184                            450,631
  Sysco Corp.                                                      6,474                            236,301
++3Com Corp.                                                      12,325                            554,625
  TJX Companies, Inc.                                              5,748                            151,603
  TRW Inc.                                                         4,640                            263,610
++Tandem Computers, Inc.                                           4,301                             87,095
  Tandy Corp.                                                      2,015                            112,840
  Tektronix, Inc.                                                  1,220                             73,200
++Tele-Communications, Inc. (Class A)                             24,651                            366,684
++Tellabs, Inc.                                                    6,706                            374,698
  Temple-Inland, Inc.                                              2,049                            110,646
++Tenet Healthcare Corporation                                    11,147                            329,533
  Tenneco, Inc.                                                    6,318                            285,495
  Texaco Inc.                                                      9,785                          1,064,119
  Texas Instruments, Inc.                                          7,095                            596,423
  Texas Utilities Co.                                              8,310                            286,176
  Textron, Inc.                                                    6,116                            405,949
++Thermo Electron Corp.                                            5,574                            189,516
  Thomas & Betts Corp.                                             1,968                            103,443
  Time Warner, Inc.                                               20,751                          1,001,236
  The Times Mirror Co. (Class A)                                   3,550                            196,137
  Timken Co.                                                       2,311                             82,185
  Torchmark Corp.                                                  2,603                            185,464
++Toys 'R' Us, Inc.                                               10,607                            371,245
  Transamerica Corp.                                               2,451                            229,322
  Travelers Group, Inc.                                           23,809                          1,501,455
  Tribune Co.                                                      4,556                            218,973
  Tupperware Corp.                                                 2,302                             84,023
  Tyco Laboratories, Inc.                                          6,250                            434,766
  UNUM Corporation                                                 5,180                            217,560
++US Airways Group Inc.                                            2,909                            101,815
  US Bancorp                                                       5,477                            351,213
  US West Communications Group                                    17,793                            670,574
++US West, Inc.                                                   22,511                            455,848
  USF&G Corp.                                                      4,098                             98,352
  UST, Inc.                                                        6,817                            189,172
  USX Marathon Group, Inc.                                        10,637                            307,143
  USX-US Steel Group, Inc.                                         3,137                            109,991
  Unicom Corporation                                               8,029                            178,645

  Rockwell International Corp.                                     7,910                            466,690
  Rohm and Haas Co.                                                2,305                            207,594
++Rowan Companies, Inc.                                            3,165                             89,213
  Royal Dutch Petroleum Co. (NY
     Registered Shares)                                           79,600                          4,328,250
  Rubbermaid, Inc.                                                 5,540                            164,815
  Russell Corp.                                                    1,354                             40,112
  Ryder System, Inc.                                               2,807                             92,631
  SBC Communications, Inc.                                        33,864                          2,095,335
  SUPERVALU, Inc.                                                  2,477                             85,456
  Safeco Corp.                                                     4,664                            217,750
  Safety-Kleen Corp.                                               2,155                             36,366
++St. Jude Medical, Inc.                                           3,380                            131,820
  St. Paul Companies, Inc.                                         3,071                            234,164
  Salomon, Inc.                                                    4,034                            224,391
++Santa Fe Energy Resources, Inc.                                  3,693                             54,241
  Sara Lee Corp.                                                  17,797                            740,800
  Schering-Plough Corp.                                           27,162                          1,300,381
  Schlumberger Ltd.                                                9,164                          1,145,500
  Scientific-Atlanta, Inc.                                         2,859                             62,541
++Seagate Technology/AC                                            9,147                            321,860
  Seagram Co., Ltd.                                               13,718                            552,149
  Sears, Roebuck & Co.                                            14,551                            782,116
  Service Corp. International                                      8,886                            292,127
  Shared Medical Systems Corp.                                       875                             47,250
  Sherwin-Williams Co.                                             6,351                            196,087
  Sigma-Aldrich Corporation                                        3,700                            129,731
++Silicon Graphics, Inc.                                           6,526                             97,890
  Snap-On Tools Corp.                                              2,252                             88,672
  Sonat, Inc.                                                      3,190                            163,487
  Southern Co.                                                    25,305                            553,547
  Southwest Airlines Company                                       5,365                            138,819
  Spring Industries, Inc.                                            745                             39,299
  Sprint Corp.                                                    15,984                            841,158
  Stanley Works                                                    3,290                            131,600
  Stone Container Corp.                                            3,670                             52,527
  Unilever N.V. (NY Registered
     Shares)                                                       5,920                          1,290,560
  Union Camp Corp.                                                 2,576                            128,800
  Union Carbide Corp.                                              4,658                            219,217
  Union Electric Co.                                               3,778                            142,383
  Union Pacific Corp.                                              9,166                            646,203
  Union Pacific Resources, Inc.                                    9,421                            234,347
++Unisys Corp.                                                     6,469                             49,326
  United Healthcare Corporation                                    6,914                            359,528
  United States Surgical Corp.                                     2,715                            101,134
  United Technologies Corp.                                        8,781                            728,823
  Unocal Corp.                                                     9,265                            359,598
  VF Corp.                                                         2,357                            200,640
++Viacom, Inc. (Class B)                                          13,090                            392,700
  Wachovia Corp.                                                   5,997                            349,700
  Walgreen Co.                                                     9,107                            488,363
  Wal-Mart Stores, Inc.                                           84,101                          2,843,665
  Walt Disney Co.                                                 25,061                          2,011,145
  Warner-Lambert Co.                                              10,037                          1,247,097
  Waste Management Inc.                                           16,816                            540,214
  Wells Fargo & Co.                                                3,319                            894,470
  Wendy's International, Inc.                                      4,875                            126,445
++Western Atlas, Inc.                                              1,983                            145,255
  Westinghouse Electric Corp.                                     23,594                            545,611
  Westvaco Corp.                                                   3,770                            118,519
  Weyerhaeuser Co.                                                 7,338                            381,576
  Whirlpool Corp.                                                  2,751                            150,101
  Whitman Corp.                                                    3,771                             95,453
  Willamette Industries, Inc.                                      2,046                            143,220
  Williams Companies, Inc.                                         5,885                            257,469
  Winn Dixie Stores, Inc.                                          5,555                            206,924
++Woolworth Corp.                                                  4,957                            118,968
++WorldCom, Inc.                                                  33,143                          1,060,576
  Worthington Industries, Inc.                                     3,571                             65,394
  Wrigley (Wm.) Jr. Co. (Class B)                                  4,297                            287,899
  Xerox Corp.                                                     12,009                            947,210

  Total Common Stocks (Cost--$227,220,276)--85.3%                                               251,994,887

Merrill Lynch S&P 500 Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS (concluded)

                     Merrill Lynch S&P 500 Index Series (concluded)

                         Face                                                                      Value
                        Amount                  Short-Term Obligations                           (Note 1a)
Commmercial          $15,845,000    General Motors Acceptance Corp., 6.25% due 7/01/1997      $  15,845,000
Paper*

US Government         24,000,000    Federal Home Loan Mortgage Corp., 6% due 7/01/1997           24,000,000
Agency Obligations*

                     Total Short-Term Obligations (Cost--$39,845,000)--13.5%                     39,845,000

                     Total Investments (Cost--$267,065,276)--98.8%                              291,839,887

                     Variation Margin on Stock Index Futures Contracts**--(0.1%)                   (321,470)

                     Other Assets Less Liabilities--1.3%                                          3,750,661
                                                                                               ------------
                     Net Assets--100.0%                                                        $295,269,078
                                                                                               ============

                   ++Non-income producing security.
                 ++++Portion of holdings pledged as collateral for Stock Index
                     Futures Contracts.
                    *Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.
                   **Stock index futures contracts purchased as of June 30, 1997 were as follows:
                     Number of                         Expiration           Value
                     Contracts       Issue                Date         (Notes 1a & 1b)
                      98      S&P 500 Stock Index     September 1997     $43,622,250

                     Total Stock Index Futures Contracts Purchased
                     (Contract Price--$42,878,680)                       $43,622,250
                                                                         ===========

                     See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
MERRILL LYNCH
S&P 500
INDEX SERIES        As of June 30, 1997
Assets:             Investments, at value (identified cost--$267,065,276) (Note 1a)                         $291,839,887
                    Cash                                                                                             761
                    Receivables:
                      Contributions                                                        $  4,345,076
                      Dividends                                                                 284,981        4,630,057
                                                                                           ------------
                    Deferred organization expenses (Note 1e)                                                      18,685
                                                                                                            ------------
                    Total assets                                                                             296,489,390
                                                                                                            ------------

Liabilities:        Variation margin on stock index futures (Notes 1a & 1b)                                      321,470
                    Payables:
                      Withdrawals                                                               584,572
                      Securities purchased                                                      277,856          862,428
                                                                                           ------------
                    Accrued expenses and other liabilities                                                        36,414
                                                                                                            ------------
                    Total liabilities                                                                          1,220,312
                                                                                                            ------------

Net Assets:         Net assets                                                                              $295,269,078
                                                                                                            ============

Net Assets          Partners capital                                                                        $269,750,897
Consist of:         Unrealized appreciation on investments--net                                               25,518,181
                                                                                                            ------------
                    Net assets                                                                              $295,269,078
                                                                                                            ============

                    See Notes to Financial Statements.

Merrill Lynch S&P 500 Index Fund, June 30, 1997

STATEMENT OF OPERATIONS
MERRILL LYNCH
S&P 500
INDEX SERIES        For the Period April 3, 1997++ to June 30, 1997
Investment Income   Dividends (net of $12,085 foreign withholding tax)                                      $    797,155
(Note 1d):          Interest and discount earned                                                                 321,528
                                                                                                            ------------
                    Total income                                                                               1,118,683
                                                                                                            ------------

Expenses:           Investment advisory fees (Note 2)                                      $     23,504
                    Custodian fees                                                               12,594
                    Accounting services (Note 2)                                                 10,574
                    Amortization of organization expenses (Note 1e)                               9,947
                    Professional fees                                                             5,222
                    Pricing fees                                                                  2,467
                    Trustees' fees and expenses                                                   1,490
                    Other                                                                           911
                                                                                           ------------
                    Total expenses before reimbursement                                          66,709
                    Reimbursement of expenses (Note 2)                                          (23,504)
                                                                                           ------------
                    Total expenses after reimbursement                                                            43,205
                                                                                                            ------------
                    Investment income--net                                                                     1,075,478
                                                                                                            ------------

Realized &          Realized gain from investments--net                                                        2,365,816
Unrealized Gain on  Unrealized appreciation on investments--net                                               25,518,181
Investments--Net                                                                                            ------------
(Notes 1b, 1d & 3): Net Increase in Net Assets Resulting from Operations                                    $ 28,959,475
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS
MERRILL LYNCH                                                                                             For the Period
S&P 500                                                                                                April 3, 1997++ to
INDEX SERIES        Increase (Decrease) in Net Assets:                                                     June 30, 1997
Operations:         Investment income--net                                                                  $  1,075,478
                    Realized gain on investments--net                                                          2,365,816
                    Unrealized appreciation on investments--net                                               25,518,181
                                                                                                            ------------
                    Net increase in net assets resulting from operations                                      28,959,475
                                                                                                            ------------
Capital             Contributions                                                                            269,837,220
Transactions:       Withdrawals                                                                               (3,527,617)
                                                                                                            ------------

                    Net increase in net assets derivied from capital transactions                            266,309,603
                                                                                                            ------------

Net Assets:         Total increase in net assets                                                             295,269,078
                    Beginning of period                                                                               --
                                                                                                            ------------
                    End of period                                                                           $295,269,078
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
MERRILL LYNCH                                                                                             For the Period
S&P 500             The following ratios have been derived from                                        April 3, 1997++ to
INDEX SERIES        information provided in the financial statements.                                      June 30, 1997
Ratios to Average   Expenses, net of reimbursement                                                                  .09%*
Net Assets:                                                                                                 ============
                    Expenses                                                                                        .14%*
                                                                                                            ============
                    Investment income--net                                                                         2.29%*
                                                                                                            ============

Supplemental Data:  Net assets, end of period (in thousands)                                                $    295,269
                                                                                                            ============
                    Portfolio turnover                                                                             1.39%
                                                                                                            ============
                    Average commission rate paid                                                            $      .0148
                                                                                                            ============

                   *Annualized.
                  ++Commencement of Operations.

                    See Notes to Financial Statements.

Merrill Lynch S&P 500 Index Fund, June 30, 1997

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
S&P 500
INDEX SERIES

1. Significant Accounting Policies:
Merrill Lynch S&P 500 Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Series may purchase or sell stock index futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Series pays a monthly fee at an annual rate of 0.05% of the average daily value of the Series' net assets. For the period ended June 30, 1997, MLAM earned fees of $23,504, all of which was voluntarily waived.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the period April 3, 1997 to June 30, 1997 were $228,929,113 and $1,847,984, respectively.

Net realized and unrealized gains as of June 30, 1997 were as follows:
                                     Realized     Unrealized
                                      Gains         Gains

Long-term investments             $   139,146    $24,774,611
Stock index futures contracts       2,226,670        743,570
                                  -----------    -----------
Total                             $ 2,365,816    $25,518,181
                                  ===========    ===========

As of June 30, 1997, net unrealized appreciation for Federal income tax purposes aggregated $24,774,611, of which $25,929,392 related to appreciated securities and $1,154,781 related to depreciated securities. At June 30, 1997, the aggregate cost of investments for Federal income tax purposes was $267,065,276.

                    [This page is intentionally left blank.]

                    UNAUDITED FINANCIAL STATEMENTS FOR

              SMALL CAP INDEX FUND AND SMALL CAP INDEX SERIES

         FOR THE PERIOD APRIL 9, 1997 (COMMENCEMENT OF OPERATIONS)

                             TO JUNE 30, 1997

Merrill Lynch SmallCap Index Fund, June 30, 1997

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX FUND          As of June 30, 1997
Assets:             Investment in Merrill Lynch Small Cap Index Series, at value (Note 1a)
                    (identified cost $36,482,338)                                                           $ 40,159,028
                    Receivable from administrator (Note 2)                                                        24,613
                    Deferred organization expenses (Note 1d)                                                      13,814
                    Other assets                                                                                  25,331
                                                                                                            ------------
                    Total assets                                                                              40,222,786
                                                                                                            ------------

Liabilities:        Distributor payable (Note 2)                                                                   4,480
                    Accrued expenses and other liabilities                                                         2,905
                                                                                                            ------------
                    Total liabilities                                                                              7,385
                                                                                                            ------------

Net Assets:         Net assets                                                                              $ 40,215,401
                                                                                                            ============

Net Assets          Class A Shares of Common Stock, $0.0001 par value, 125,000,000 shares
Consist of:         authorized                                                                              $        157
                    Class D Shares of Common Stock, $0.0001 par value, 125,000,000 shares
                    authorized                                                                                       193
                    Paid-in capital in excess of par                                                          35,529,900
                    Undistributed investment income--net                                                         109,999
                    Undistributed realized capital gains on investments from the Series--net                     898,462
                    Unrealized appreciation on investments from the Series--net                                3,676,690
                                                                                                            ------------
                    Net assets                                                                              $ 40,215,401
                                                                                                            ============

Net Asset           Class A--Based on net assets of $18,030,823 and 1,566,190 shares outstanding            $      11.51
Value:                                                                                                      ============
                    Class D--Based on net assets of $22,184,578 and 1,928,059 shares outstanding            $      11.51
                                                                                                            ============

                    See Notes to Financial Statements.


STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX FUND          For the Period April 9, 1997++ to June 30, 1997
Investment Income   Investment income allocated from the Series                                             $    158,207
(Note 1b):          Expenses allocated from the Series                                                           (16,168)
                                                                                                            ------------
                    Net investment income from the Series                                                        142,039
                                                                                                            ------------

Expenses:           Registration fees (Note 1d)                                            $     30,985
                    Administration fee (Note 2)                                                  16,520
                    Account maintenance fee--Class D (Note 2)                                    10,709

                    Printing and shareholder reports                                              3,662
                    Professional fees                                                             3,590
                    Transfer agent fee--Class D (Note 2)                                          2,149
                    Transfer agent fee--Class A (Note 2)                                          1,601
                    Accounting services (Note 2)                                                  1,496
                    Amortization of organization expenses (Note 1d)                                 972
                    Directors' fees and expenses                                                    299
                    Other                                                                         1,189
                                                                                           ------------
                    Total expenses before reimbursement                                          73,172
                    Reimbursement of expenses (Note 2)                                          (41,132)
                                                                                           ------------
                    Total expenses after reimbursement                                                            32,040
                                                                                                            ------------
                    Investment income--net                                                                       109,999
                                                                                                            ------------

Realized &          Realized gain on investments from the Series--net                                            898,462
Unrealized Gain     Unrealized appreciation on investments from the Series--net                                3,676,690
From the                                                                                                    ------------
Series--Net:        Net Increase in Net Assets Resulting from Operations                                    $  4,685,151
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS
MERRILL LYNCH                                                                                             For the Period
SMALL CAP                                                                                               April 9, 1997++ to
INDEX FUND          Increase in Net Assets:                                                               June 30, 1997
Operations:         Investment income--net                                                                  $    109,999
                    Realized gain on investments from the Series--net                                            898,462
                    Unrealized appreciation on investments from the Series--net                                3,676,690
                                                                                                            ------------
                    Net increase in net assets resulting from operations                                       4,685,151
                                                                                                            ------------

Capital Share       Net increase in net assets derived from capital share transactions                        35,505,250
Transactions                                                                                                ------------
(Note 4):

Net Assets:         Total increase in net assets                                                              40,190,401
                    Beginning of period                                                                           25,000
                                                                                                            ------------
                    End of period*                                                                          $ 40,215,401
                                                                                                            ============

                   *Undistributed investment income--net                                                    $    109,999
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.

Merrill Lynch SmallCap Index Fund, June 30, 1997

FINANCIAL HIGHLIGHTS

                    The following per share data and ratios have been derived                       For the Period
MERRILL LYNCH       from information provided in the financial statements.                        April 9, 1997++ to
SMALL CAP                                                                                           June 30, 1997
INDEX FUND          Increase in Net Asset Value:                                               Class A          Class D
Per Share           Net asset value, beginning of period                                       $  10.00         $  10.00
Operating                                                                                      --------         --------
Performance:        Investment income--net                                                          .03              .03
                    Realized and unrealized gain on investments from the Series--net               1.48             1.48
                                                                                               --------         --------
                    Total from investment operations                                               1.51             1.51
                                                                                               --------         --------
                    Net asset value, end of period                                             $  11.51         $  11.51
                                                                                               ========         ========

Total Investment    Based on net asset value per share                                           15.10%+++        15.10%+++
Return:                                                                                        ========         ========

Ratios to Average   Expenses, net of reimbursement++++                                             .50%*            .75%*
Net Assets:                                                                                    ========         ========
                    Expenses++++                                                                  1.20%*           1.46%*
                                                                                               ========         ========
                    Investment income--net                                                        1.61%*           1.36%*
                                                                                               ========         ========

Supplemental        Net assets, end of period (in thousands)                                   $ 18,031         $ 22,184
Data:                                                                                          ========         ========

                   *Annualized.
                  ++Commencement of Operations.
                 +++Aggregate total investment return.
                ++++Includes the Fund's share of the Series' allocated expenses.


                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS


MERRILL LYNCH
SMALL CAP
INDEX FUND

1. Significant Accounting Policies:
Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Small Cap Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares.

The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses-- Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:
The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to a distribution plan (the "Distribution Plan") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.22% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period April 9, 1997 to June 30, 1997, MLAM earned fees of $16,520, all of which were voluntarily waived. MLAM also reimbursed the Fund for additional expenses of $24,612.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:
Increases and decreases in the Fund's investment in the Series for the period April 9, 1997 to June 30, 1997 were $37,247,334 and
$1,679,314, respectively.

4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $35,505,250 for the period April 9, 1997 to June 30, 1997.

Transactions in capital shares for each class were as follows:


Class A Shares for the Period                       Dollar
April 9, 1997++ to June 30, 1997      Shares        Amount

Shares sold                         1,982,992   $ 20,451,110
Shares redeemed                      (418,052)    (4,421,811)
                                 ------------   ------------
Net increase                        1,564,940   $ 16,029,299
                                 ============   ============

[FN]
++Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.


Class D Shares for the Period                       Dollar
April 9, 1997++ to June 30, 1997      Shares        Amount

Shares sold                         2,237,280   $ 22,751,077
Shares redeemed                      (310,471)    (3,275,126)
                                 ------------   ------------
Net increase                        1,926,809   $ 19,475,951
                                 ============   ============

[FN]
++Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

Merrill Lynch SmallCap Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS

  Merrill Lynch Small Cap Index Series
                                                                     Shares                       Value
  Issue                                                               Held                      (Note 1a)
  COMMON
  STOCKS
  AAR Corporation                                                     1,400                    $    45,238
  ABM Industries, Inc.                                                1,900                         36,694
  ABR Information Services, Inc.                                      1,400                         40,600
++ABT Building Products Corporation                                   1,400                         36,750
  ACC Corp.                                                           1,100                         33,963
  ACNielson Corporation                                               3,500                         68,688
  ADAC Laboratories                                                   1,500                         35,438
++ADVO, Inc.                                                          2,500                         40,625
  AGL Resources, Inc.                                                 2,900                         59,813
  ALBANK Financial Corporation                                        1,000                         39,500
  AMCOL International Corp.                                           2,100                         38,063
  AMCORE Financial Inc.                                               1,300                         35,425
  AMETEK, Inc.                                                        2,600                         61,100
++ANTEC Corporation                                                   2,100                         24,675
  APL Ltd.                                                            1,400                         43,750
  ASA Holdings, Inc.                                                  1,400                         40,075
  Aames Financial Corporation                                         1,700                         31,450
++Acceptance Insurance Holdings, Inc.                                 1,100                         25,025
++Access Health, Inc.                                                 1,100                         26,950
  Acordia, Inc.                                                       1,400                         56,000
++Actel Corp.                                                         1,600                         27,300
++Acuson Corporation                                                  1,200                         27,600
  Acxiom Corp.                                                        3,000                         61,500
++Advanced Techology Laboratories, Inc.                               1,000                         43,000
++Advanced Tissue Sciences, Inc.                                      2,700                         34,763
++Affiliated Computer Services, Inc.                                  2,300                         64,400
++Affymetrix, Inc.                                                    1,400                         48,650
++Agouron Pharmaceuticals, Inc.                                         700                         56,612
  Air Express International Corporation                               2,200                         87,450
  Airborne Freight Corporation                                        1,200                         50,250
  Albany International Corp. (Class A)                                2,300                         51,750
++Alexander's, Inc.                                                     300                         21,113
  Aliant Communications, Inc.                                         3,200                         62,400
++Alkermes, Inc.                                                      1,300                         18,850
++Allen Telecom Inc.                                                  1,700                         35,275
++Alliance Pharmaceutical Corporation                                 2,700                         27,169
++Alliant Techsystems, Inc.                                             900                         49,500
  Allied Capital Commercial Corporation                               1,200                         28,800
  Allied Group, Inc.                                                  1,500                         57,000
++Allied Waste Industries, Inc.                                       4,100                         71,238
++Allwaste, Inc.                                                      3,600                         34,200
  Alpharma, Inc. (Class A)                                              800                         12,750
++Alternative Resources Corp.                                         1,500                         30,563
++BBN Corp., Inc.                                                     1,300                         37,619
  BDM International, Inc.                                             2,200                         50,600
++BE Aerospace, Inc.                                                  1,100                         34,788
++BISYS Group, Inc.                                                   1,900                         79,325
  BMC Industries, Inc.                                                1,900                         65,075
++BT Office Products International, Inc.                              1,900                         14,250
  BW/IP, Inc.                                                         2,200                         44,687
  Ball Corp.                                                          1,900                         57,119
  Ballard Medical Products                                            2,100                         42,131
++BancTec, Inc.                                                       1,300                         33,719
  Bank of Granite Corp.                                               1,200                         36,300
  Bank United Corp. (Class A)                                         1,500                         57,000
  Banknorth Group, Inc.                                                 600                         27,750
  Banta Corporation                                                   2,100                         56,963
++Barnett Banks, Inc.                                                 1,200                         29,400
++Barrett Resources Corp.                                             2,200                         65,863
  Bassett Furniture Industries, Inc.                                  1,300                         36,725
  Bay Apartment Communities, Inc.                                     1,400                         51,800
  Bay State Gas Company                                               1,400                         37,275
  Belden, Inc.                                                        1,700                         57,906
++Bell & Howell Co. (Series B)                                        1,600                         49,300
++Benton Oil & Gas Co.                                                2,000                         30,000
  Berkley (W.R.) Corporation                                            600                         35,325
  Berkshire Realty Company, Inc.                                      2,300                         24,438
  Berry Petroleum Co. (Class A)                                       2,600                         49,400
++Best Buy Co., Inc.                                                  2,300                         34,213
++Big Flower Press Holdings, Inc.                                     1,400                         29,050
++Billing Information Concepts                                        1,600                         55,800
++Bio-Rad Laboratories, Inc. (Class A)                                1,000                         26,063
++Bio Technology General Corp.                                        2,800                         37,800
  Birmingham Steel Corp.                                              2,300                         35,650
++Black Box Corporation                                               1,300                         52,325
  Black Hills Corporation                                             1,600                         45,600
  Block Drug Company, Inc. (Class A)                                    900                         39,150
  Blount International, Inc. (Class A)                                  900                         38,306
  Bob Evans Farms, Inc.                                               4,300                         72,831
  Boole & Babbage, Inc.                                               1,600                         34,000
++Boston Beer Company, Inc. (Class A)                                 1,700                         16,787
++Boston Technology, Inc.                                             1,400                         41,388
  Brady (W.H.) Company (Class A)                                      1,600                         46,400
  Brightpoint, Inc.                                                   1,300                         42,331
++Brinker International, Inc.                                         3,800                         54,150
++Bristol Hotel Company                                               1,400                         53,900

++Amerco                                                              1,100                         33,138
++America West Holdings Corp. (Class B)                               2,900                         42,050
  American Health Properties, Inc.                                    1,800                         45,225
++American Management Systems, Inc.                                   2,200                         58,850
  American Mobile                                                     1,700                         17,425
++American Oncology Resources, Inc.                                   4,200                         70,875
++American Radio Systems Corp.                                        1,400                         55,825
++AmeriCredit Corp.                                                   2,500                         52,500
++Amerin Corporation                                                  1,800                         43,650
++AmeriSource Health Corp. (Class A)                                  1,400                         69,825
++Amylin Pharmaceuticals, Inc.                                        2,000                         27,500
  Analysts International Corp.                                        1,800                         60,300
  Anchor Bancorp, Inc.                                                  600                         29,250
++Anchor Gaming                                                         600                         28,650
++Anixter International Inc.                                          2,900                         49,844
++AnnTaylor Stores Corporation                                        1,600                         31,200
  Apogee Enterprises, Inc.                                            2,000                         43,000
  Apple South, Inc.                                                   2,300                         35,075
  Applebee's International, Inc.                                      2,300                         61,525
  Applied Industrial Technologies, Inc.                               1,300                         46,800
++Applied Magnetics Corp.                                             1,400                         31,675
++Apria Healthcare Group, Inc.                                        2,500                         44,375
  AptarGroup, Inc.                                                    1,300                         58,825
  Arbor Drugs, Inc.                                                   1,800                         36,225
++Arbor Software Corp.                                                1,000                         35,250
++Arcadia Financial Ltd.                                              3,000                         27,563
  Argonaut Group, Inc.                                                1,000                         29,500
++Argyle Television Operations, Inc.                                  1,200                         30,600
++Armco, Inc.                                                         6,600                         25,575
  Arrow International, Inc.                                           1,000                         29,250
++Arterial Vascular Engineering, Inc.                                 1,700                         54,719
  Arvin Industries, Inc.                                              1,300                         35,425
++Ascent Entertainment Group, Inc.                                    1,000                          9,125
  Aspect Telecommunications Corp.                                     2,600                         57,850
  Aspen Technologies, Inc.                                            1,400                         52,675
  Associated Banc-Corp                                                1,400                         55,300
  Associated Estates Realty Corp.                                       600                         14,100
  Astoria Financial Corp.                                             1,300                         61,750
  Atlantic Energy, Inc.                                               3,600                         60,525
  Atmos Energy Corporation                                            1,700                         40,800
++Auspex Systems, Inc.                                                2,400                         23,100
  Authentic Fitness Corp.                                             1,800                         22,725
++Avant Corporation                                                   1,400                         45,238
++Avid Technology, Inc.                                               2,200                         58,025
++Aztar Corporation                                                   4,100                         28,956
++Broderbund Software, Inc.                                           1,200                         29,625
  Brush Wellman, Inc.                                                 1,400                         29,313
++Buckeye Cellulose Corp.                                             1,400                         47,250
++Buffets, Inc.                                                       4,000                         33,750
++Burlington Industries, Inc.                                         3,600                         43,200
  Burnham Pacific Properties, Inc.                                    7,200                         99,000
  Burr-Brown Corp.                                                    1,700                         58,650
  CBL & Associates Properties, Inc.                                   1,900                         45,600
  CCB Financial Corp.                                                   800                         58,500
  CILCORP, Inc.                                                       1,300                         53,544
  CKE Restaurants, Inc.                                               2,300                         72,738
  CMAC Investment Corp.                                               2,200                        105,050
  CNB Bancshares, Inc.                                                1,300                         52,650
++CONMED Corporation                                                    800                         13,600
  CORESTAFF, Inc.                                                     1,800                         48,600
++CORT Business Services Corp.                                        1,500                         44,250
  CPI Corporation                                                     1,200                         25,200
  CRIIMI MAE, Inc.                                                    2,700                         43,200
++CSG Systems International, Inc.                                     1,900                         58,663
++CSS Industries, Inc.                                                1,000                         31,625
  CWM Mortgage Holdings Inc.                                          3,100                         74,206
++Cable Design Technologies                                           1,300                         38,269
++Cablevision System Corp.                                            1,000                         53,500
  Cabot Oil & Gas Corp.                                               2,400                         42,300
  Calgon Carbon Corporation                                           3,700                         51,338
++California Microwave, Inc.                                          1,400                         19,600
  California Water Service Co.                                          600                         26,400
  CalMat Company                                                      1,700                         36,550
  Cambrex Corporation                                                 1,000                         39,750
  Camden Property Trust                                                 832                         26,312
++Canandaigua Wine Company, Inc.                                      1,100                         39,463
  Capital Re Corporation                                                900                         48,150
  Caraustar Industries, Inc.                                          2,100                         72,713
  Carlisle Companies, Inc.                                            1,900                         66,262
++Carmike Cinemas, Inc. (Class A)                                       900                         29,475
  Carpenter Technology Corporation                                      900                         41,175
++Carson Pirie Scott & Company                                        1,400                         44,450
  Carter-Wallace, Inc.                                                2,400                         42,900
  Casey's General Stores, Inc.                                        2,500                         53,828
  Cash America International, Inc.                                    3,200                         33,600
++Castle & Cooke, Inc.                                                1,300                         21,531
  Catalina Marketing Corporation                                      1,400                         67,375
++C-Cube Microsystems, Inc.                                           1,900                         33,369
++Cellular Communications International, Inc.                           900                         29,475
  CenterPoint Properties Corp.                                        1,200                         38,100

Merrill Lynch SmallCap Index Fund, June 30, 1997


  Merrill Lynch Small Cap Index Series (continued)
                                                                     Shares                       Value
  Issue                                                               Held                      (Note 1a)
  COMMON
  STOCKS
  (continued)

  Central Louisiana Electric                                          2,100                    $    59,062
  Central Maine Power Company                                         3,400                         42,074
++Cephalon, Inc.                                                      1,800                         20,700
++Cerner Corporation                                                  2,200                         46,200
++Champion Enterprises, Inc.                                          2,800                         42,000
++Chancellor Corporation (Class A)                                    1,300                         52,000
++Charming Shoppes, Inc.                                              6,500                         33,922
++Checkfree Corporation                                               1,900                         33,487
  ChemFirst Inc.                                                      1,600                         43,400
  Chesapeake Corporation                                              1,400                         47,250
  Chesapeake Energy Corp.                                             2,500                         24,531
  Chittenden Corporation                                              1,200                         41,100
++Choice Hotels International, Inc.                                   3,200                         54,200
  Church & Dwight Co., Inc.                                           1,100                         29,425
  Cincinnati Milacron, Inc.                                           2,300                         59,656
++Cirrus Logic, Inc.                                                  3,100                         32,550
  CitFed Bancorp, Inc.                                                  700                         27,125
++Citrix Systems, Inc.                                                1,900                         83,363
  Claire's Stores, Inc.                                               2,500                         43,750
  Clarcor, Inc.                                                       1,700                         42,075
++Cliffs Drilling Company                                             1,000                         36,500
++Coast Savings Financial, Inc.                                         900                         40,894
++Coeur D'Alene Mines Corporation                                     2,400                         31,050
++Cognex Corporation                                                  1,900                         50,350
++Coherent, Inc.                                                        700                         31,150
  Cohu, Inc.                                                            800                         25,000
++Cole National Corporation                                           1,000                         44,000
  Collective Bancorp, Inc.                                            1,100                         49,363
++Collins & Aikman Corp.                                              4,700                         47,000
  Colonial Properties Trust                                           2,400                         70,500
++Columbia Laboratories, Inc.                                         2,500                         40,938
  Columbus Realty Trust                                               1,000                         22,750
  Commerce Bancorporation Inc.                                        1,400                         54,250
  Commerce Group, Inc.                                                1,100                         27,088
  Commercial Federal Corp.                                            1,300                         48,263
  Commercial Metals Co.                                               1,100                         35,475
++Commnet Cellular, Inc.                                              1,200                         41,700
  Commonwealth Bancorp, Inc.                                          1,700                         27,838
  Community First Bankshares, Inc.                                    1,900                         72,913
++Compdent Corporation                                                  900                         18,956
++Computer Horizons Corporation                                       1,350                         46,238
++Computer Products, Inc.                                             1,500                         37,500
  Eastern Enterprises                                                 1,500                         52,030
  Eastern Utilities Associates                                        2,300                         41,975
  Eaton Vance Corp.                                                   1,700                         47,281
  Elcor Corp.                                                         1,100                         30,662
  Electroglas, Inc.                                                   1,400                         35,263
  Emmis Broadcasting Corp. (Class A)                                    700                         30,538
  Empire District Electric Company (The)                              1,900                         32,894
  Enhanced Financial Services Group, Inc.                             1,300                         57,038
  Envoy Corporation                                                     900                         29,925
  Enzo Biochem, Inc.                                                  1,900                         29,806
  Equity Inns Inc.                                                    2,100                         28,088
  Esterline Technologies Corporation                                    800                         28,150
  Etec Systems, Inc.                                                  1,200                         51,450
  Ethan Allen Interiors, Inc.                                           900                         51,300
  Exabyte Corporation                                                 2,000                         25,625
  Excel Realty Trust, Inc.                                            1,300                         34,288
  Executive Risk Inc.                                                   900                         46,800
  Exide Corporation                                                   1,600                         35,100
  Expeditors International of Washington, Inc.                        2,000                         56,750
  Express Scripts, Inc. (Class A)                                     1,300                         53,788
  F & M National Corp.                                                1,600                         41,600
++FSI International, Inc.                                             1,800                         28,800
  Fabri-Centers of America, Inc. (Class A)                            1,000                         27,250
  Fair Isaac & Company, Inc.                                            800                         35,650
  Fedders Corporation                                                 4,400                         25,025
  Federal Mogul Corp.                                                 2,200                         77,000
  FelCor Suite Hotels, Inc.                                           1,600                         59,600
  Ferro Corporation                                                   1,800                         66,713
  Fibreboard Corporation                                                500                         27,500
++Figgie International, Inc.                                          1,700                         22,950
++FileNet Corporation                                                 1,500                         21,750
  Financial Security Assurance Holdings Ltd.                          2,400                         93,450
  Fingerhut Companies, Inc.                                           3,200                         55,800
  First Citizens Bancshares, Inc.                                       600                         52,200
  First Commonwealth Financial Corp.                                  1,700                         36,125
  First Federal Savings Bank of Colorado                              1,700                         32,513
  First Financial Bancorp Ohio                                          900                         36,225
  First Financial Corporation of Wisconsin                            2,000                         58,750
  First Industrial Realty Trust, Inc.                                 1,200                         35,100
  First Michigan Bank Corp.                                           2,090                         63,223
  First Midwest Bancorp, Inc.                                         1,500                         47,531
++First Plus Financial Group Inc.                                     1,500                         51,000

  Computer Task Group, Inc.                                           1,200                         44,700
++Computervision Corporation                                          5,200                         24,050
++Comverse Technology, Inc. (New Shares)                              1,000                         52,000
++Converse, Inc.                                                      1,400                         30,975
  Coors (Adolph) Co. (Class B)                                        2,100                         55,912
++CopyTele, Inc.                                                      4,100                         22,294
  Cousins Properties, Inc.                                            2,100                         58,275
++Covance, Inc.                                                       3,000                         57,938
++Coventry Ventures, Inc.                                             2,400                         36,300
++Creative BioMolecules, Inc.                                         2,600                         18,363
++Credence Systems Corp.                                              1,600                         47,900
++Credit Acceptance Corp.                                             1,600                         20,600
++Crescent Operating, Inc.                                              570                          6,840
  Cross Timbers Oil Company                                           2,600                         50,050
  Cullen/Frost Bankers, Inc.                                          1,300                         55,088
++Culligan Water Technologies, Inc.                                   1,400                         62,650
++Cygnus, Inc.                                                          900                         15,525
++Cymer, Inc.                                                           900                         43,875
++Cyrix Corporation                                                   1,200                         25,650
  Cytogen Corp.                                                       4,300                         20,962
  DII Group, Inc.                                                     1,100                         48,400
  DSP Communications, Inc.                                            3,000                         33,000
  D.R. Horton, Inc.                                                     600                          6,225
  Data General Corporation                                            2,300                         59,800
  Data Transmission Network Corp.                                       800                         25,400
  Dekalb Genetics Corporation (Class B)                                 800                         63,800
  Delta & Pine Land Company                                           1,933                         68,863
  Department 56, Inc.                                                 2,200                         48,813
  Devry, Inc.                                                         2,100                         56,700
  Dexter Corporation (The)                                            1,700                         54,400
  Diamond Multimedia Systems, Inc.                                    3,200                         23,000
  Digital Microwave Corp.                                             1,000                         30,000
  Dimon, Inc.                                                         2,000                         53,000
  Dionex Corporation                                                  1,100                         56,375
  Donaldson Company, Inc.                                             1,400                         53,200
  Downey Financial Corp.                                                900                         21,262
  Dreyers Grand Ice Cream, Inc.                                         900                         35,550
  Durco International Inc.                                            1,900                         55,575
  Duty Free International, Inc.                                       2,000                         37,500
  Dynatech Corporation                                                1,000                         35,750
  Dynex Capital, Inc.                                                 3,800                         52,962
++ENCAD Inc.                                                            900                         37,350
  ESS Technology, Inc.                                                1,400                         18,812
  E'Town Corporation                                                    900                         27,787
++E* Trade Group, Inc.                                                1,900                         37,288
  Eagle Hardware & Garden, Inc.                                       1,400                         32,025
  Earthgrains Company (The)                                             700                         45,894
  First Western Bancorp, Inc.                                         1,200                         45,300
  Firstbank of Illinois Co.                                           1,000                         39,125
  Fisher Scientific International, Inc.                               1,100                         52,250
  Fleming Companies, Inc.                                             2,500                         45,000
  Florida Rock Industries, Inc.                                         700                         28,438
++Foodmaker, Inc.                                                     3,300                         54,038
++Footstar, Inc.                                                      1,900                         49,638
  Foremost Corporation of America                                       800                         47,900
  Forest Oil Corporation                                              1,700                         24,969
  Fort Wayne National Corp.                                           1,200                         56,400
  Franchise Finance Corporation of America                            2,300                         59,944
++Franklin Covey Co.                                                  1,400                         35,438
  Freeport-McMoran Copper & Gold Co., Inc.                            1,600                         46,200
  Fremont General Corporation                                           800                         32,200
++Friedman's, Inc. (Class A)                                          1,500                         34,313
  Frontier Insurance Group, Inc.                                        900                         58,275
  Fuller (H.B.) Company                                               1,000                         55,000
  Fulton Financial Corporation                                        2,300                         62,100
  Fund American Enterprises Inc.                                        600                         63,000
++Furniture Brands International, Inc.                                3,300                         63,938
  G & K Services, Inc. (Class A)                                      1,600                         59,600
++GC Companies, Inc.                                                  1,100                         50,325
++Gadzooks Inc. Company                                                 700                         13,650
  Gallagher (Arthur J.) & Co.                                         1,100                         41,525
++Galoob Lewis Toys, Inc.                                             1,300                         24,538
++Garden Ridge Corp.                                                  2,000                         25,000
++Gaylord Container Corp.                                             4,300                         33,056
++GelTex Pharmaceuticals, Inc.                                        1,200                         24,150
++Genesco Inc.                                                        2,300                         32,631
++GenRad, Inc.                                                        2,000                         45,250
++Gentex Corporation                                                  2,000                         39,500
  Geon Company (The)                                                  1,700                         34,425
++Geotek Communications, Inc.                                         5,300                         28,819
  Gerber Scientific, Inc.                                             1,900                         37,525
++Getchell Gold Corp.                                                 1,300                         45,825
++Gibson Greetings, Inc.                                              1,400                         31,500
  Giddings & Lewis, Inc.                                              2,700                         56,363
++Gilead Sciences, Inc.                                               1,800                         49,725
++Glenayre Technologies, Inc.                                         3,000                         49,125
  Glimcher Realty Trust Inc.                                          2,000                         41,250
++Global Industrial Technologies, Inc.                                2,000                         41,000
++Global Industries Ltd.                                              2,300                         53,727
++Golden Books Family Entertainment, Inc.                             1,600                         20,000
  Great Financial Corp.                                               1,500                         52,688
  Greenfield Industries, Inc.                                         1,400                         37,800
  Greif Brothers Corporation (Class A)                                1,700                         45,900
++Griffon Corporation                                                 2,800                         38,325

Merrill Lynch SmallCap Index Fund, June 30, 1997


  Merrill Lynch Small Cap Index Series (continued)
                                                                     Shares                       Value
  Issue                                                               Held                      (Note 1a)
  COMMON
  STOCKS
  (continued)

  Guaranty Life Company                                               1,200                    $    30,150
  Guaranty National Corp.                                             1,400                         33,600
++Gulf South Medical Supply, Inc.                                     1,300                         25,350
++Gymboree Corp.                                                      1,500                         36,000
  HCC Insurance Holdings, Inc.                                        2,000                         53,375
++HMT Technology Corporation                                          2,300                         29,756
  HNC Software Inc.                                                   1,300                         49,563
  HPR Inc.                                                            1,300                         24,050
  HSB Group Inc.                                                      1,200                         64,050
  HUBCO, Inc.                                                         1,300                         37,700
++Hadco Corporation                                                     500                         32,750
++Haemonetics Corporation                                             2,100                         40,163
  Hancock Holding Co.                                                   600                         29,400
++Handleman Company                                                   3,400                         21,675
++Harbinger Corp.                                                     1,200                         33,600
++Harken Energy Corporation                                           5,300                         37,100
++Harland (John H.) Co. (The)                                         1,800                         41,063
  Harman International Industries, Inc.                                 900                         37,913
  Hayes Wheels International, Inc.                                    1,900                         60,325
  Health Care Property Investors, Inc.                                1,900                         66,975
  Healthcare Realty Trust Inc.                                        1,100                         30,663
  Healthplan Services Corporation                                     1,400                         26,425
  Hecla Mining Company                                                5,200                         27,950
  Heftel Broadcasting Corp. (Class A)                                   500                         27,625
  Heilig-Meyers Company                                               2,800                         54,950
  Heritage Media Corporation                                          2,900                         54,738
  Hexcel Corporation                                                  2,200                         37,950
  Highlands Insurance Group, Inc.                                     1,300                         26,163
  Highwaymaster Communications, Inc.                                  1,600                         24,400
  Highwoods Properties, Inc.                                          2,100                         67,200
++Hollywood Entertainment Corp.                                       1,700                         38,888
  Hologic, Inc.                                                         800                         21,300
  Horizon/CMS Healthcare Corporation                                  2,700                         54,169
  Horizon Group, Inc.                                                 1,700                         22,844
  Hospitality Properties Trust                                        1,700                         52,063
  Host Marriott Corporation                                           3,100                         36,425
  Houghton Mifflin Company                                              900                         60,075
  Hughes Supply, Inc.                                                   700                         28,000
  Hugoton Energy Corp.                                                2,900                         40,238
  Human Genome Sciences, Inc.                                         1,100                         36,575
  Hutchinson Technology, Inc.                                         1,000                         24,375
++Hyperion Software Corp.                                             1,200                         26,850
  Jones Medical Industries, Inc.                                      1,200                         57,000
  Jostens, Inc.                                                       2,300                         61,525
  Juno Lighting, Inc.                                                 2,000                         32,500
  Just For Feet, Inc.                                                 1,400                         24,412
  K2, Inc.                                                            1,500                         47,531
  Kaman Corporation (Class A)                                         1,900                         29,212
  Kaufman and Broad Home Corporation                                  3,200                         56,200
  Kaydon Corporation                                                  1,200                         59,550
  Kellwood Company                                                    1,300                         36,075
  Kelly Services, Inc.                                                1,700                         53,337
  Kemet Corporation                                                   2,700                         67,163
  Kennametal Inc.                                                     1,500                         64,500
  Kent Electronics Corporation                                        1,600                         58,700
  Keystone Financial, Inc.                                            2,100                         65,625
  Kimball International, Inc.                                         1,600                         64,400
++Kirby Corporation                                                   2,700                         49,275
  Koger Equity Inc.                                                   1,700                         31,025
  Kuhlman Corporation                                                   900                         29,025
  Kulicke and Soffa Industries, Inc.                                  1,100                         35,716
  LTC Porperties, Inc.                                                1,800                         32,625
  Laboratory Corp. of America Holdings                                6,600                         17,325
  Landry's Seafood Restaurants, Inc.                                  1,500                         34,500
  Lands' End, Inc.                                                    1,100                         32,588
  Landstar System, Inc.                                               1,100                         30,937
  Legato Systems, Inc.                                                1,400                         25,900
  Legg Mason, Inc.                                                    1,400                         75,338
  Lennar Corporation                                                  2,000                         63,875
  Level One Communications, Inc.                                      1,100                         42,281
  Libbey, Inc.                                                        1,300                         45,500
  Liberty Property Trust                                              2,200                         54,725
  Life Technologies, Inc.                                               900                         24,975
++Ligand Pharmaceuticals                                              2,200                         28,325
  Lilly Industries, Inc. (Class A)                                    2,300                         46,288
  Lindsay Manufacturing Co.                                           1,100                         36,025
  Liposome Company, Inc.                                              2,000                         17,875
++Littelfuse, Inc.                                                    2,300                         64,975
  Living Centers of America, Inc.                                       900                         35,550
  Logicon, Inc.                                                       1,100                         58,300
  Lomak Petroleum, Inc.                                               1,900                         33,844
++Lone Star Industries, Inc.                                            700                         31,719
++Lone Star Steakhouse & Saloon, Inc.                                 1,900                         49,400
++Lone Star Technologies, Inc.                                        1,700                         48,662

++I-Stat Corporation                                                  1,200                         20,550
  ICN Pharmaceuticals, Inc.                                           2,100                         60,244
  ICOS Corporation                                                    1,900                         15,675
++IDEC Pharmaceuticals Corporation                                    1,100                         26,675
  IDEX Corp.                                                          2,200                         72,600
  IES Industries, Inc.                                                1,900                         56,050
  IRT Property Company                                                2,300                         27,025
++Imation Corp.                                                       2,400                         63,300
  Imnet Systems, Inc.                                                   900                         27,956
  Imperial Bancorp                                                    1,000                         28,875
  Imperial Credit Industries, Inc.                                    1,500                         30,844
  Incyte Pharmaceuticals, Inc.                                          600                         40,200
++Information Resources, Inc.                                         2,300                         32,488
++Input/Output, Inc.                                                  2,200                         39,875
  Insignia Financial Group, Inc. (Class A)                            2,400                         43,500
  Inso Corporation                                                      700                         14,394
  International Network Services                                      1,400                         36,400
  Integon Corporation                                                   800                         20,000
++Integrated Device Technology, Inc.                                  4,000                         42,000
  Integrated Health Services, Inc.                                    1,400                         53,900
++Integrated Process Equipment Corp.                                  1,300                         32,906
  InterDigital Communications Corp.                                   4,200                         23,100
  Interface, Inc. (Class A)                                           1,400                         30,975
  Intergraph Corporation                                              3,500                         29,750
++Interim Services, Inc.                                              1,200                         53,400
  Intermedia Communications, Inc.                                     1,400                         45,325
  International Dairy Queen, Inc. (Class A)                           1,600                         38,400
  International Multifoods Corporation                                1,000                         25,125
++International Rectifier Corporation                                 2,800                         52,150
  Interneuron Pharmaceuticals, Inc.                                   1,500                         30,188
  Interra Financial, Inc.                                               700                         29,356
  Interstate Power Company                                            1,000                         28,625
  Invacare Corporation                                                1,900                         44,413
  Ionics, Incorporated (Ordinary)                                     1,200                         54,600
  Irvine Apartment Communities, Inc.                                  1,700                         50,150
  Isis Pharmaceuticals, Inc.                                          1,900                         27,669
  Itron, Inc.                                                           900                         23,288
  J&L Specialty Steel, Inc.                                           1,700                         20,400
  JLG Industries, Inc.                                                2,500                         34,063
  JP Foodservice, Inc.                                                1,400                         40,163
++Jacobs Engineering Group, Inc.                                      1,700                         45,688
++Jacor Communications, Inc.                                          1,800                         68,850
  Jefferies Group, Inc.                                                 500                         28,500
  Jefferson Bankshares, Inc.                                          1,400                         50,400
  John Alden Financial Corporation                                    1,800                         37,688
  Long Island Bancorp, Inc.                                           1,900                         68,994
  Longs Drug Stores Corp.                                             1,800                         47,137
  Longview Fibre Company                                              3,000                         49,875
  Luby's Cafeterias, Inc.                                             2,500                         49,844
  Lukens Inc.                                                         1,300                         24,456
++Lydall, Inc.                                                        2,200                         46,475
  MAF Bancorp, Inc.                                                     900                         37,687
  MDU Resources Group, Inc.                                           2,200                         52,800
  MMI Companies, Inc.                                                 1,200                         31,350
  Mac Frugal's Bargains Close-Outs, Inc.                              1,600                         43,600
  Macerich Company (The)                                              1,900                         52,725
  Madison Gas & Electric Company                                      1,800                         36,900
  Magellan Health Services, Inc.                                      1,800                         53,100
  Magna Bancorp, Inc.                                                 1,200                         32,850
  Magna Group, Inc.                                                   2,000                         69,500
  Magnetek, Inc.                                                      1,700                         28,262
  Manitowoc Company, Inc. (The)                                         900                         42,075
  Manufactured Home Communities, Inc.                                 1,600                         36,900
++Manugistics Group, Inc.                                             1,000                         44,500
  Marcus Corporation (The)                                            1,800                         44,325
  Marine Drilling Companies, Inc.                                     2,300                         45,137
++Mariner Health Group, Inc.                                          2,700                         41,681
++Marshall Industries                                                 1,600                         59,600
++Martek Biosciences Corporation                                      1,000                         11,750
  Mascotech, Inc.                                                     2,200                         45,925
  Mastec, Inc.                                                          600                         28,387
  Material Sciences Corporation                                       2,000                         30,875
  Matthews International Corporation                                  1,100                         40,150
++Maxicare Health Plans, Inc.                                         1,600                         35,800
  McClatchy Newspapers, Inc. (Class A)                                2,200                         64,625
  McDonald's & Company Investments                                      800                         36,700
++McLeodusa Inc. Company                                              1,900                         64,125
++Medaphis Corp.                                                      4,200                         42,262
  Medical Assurance, Inc.                                               700                         28,437
++Medicis Pharmaceutical Corp.                                          800                         39,900
  Medimmune, Inc.                                                     1,000                         18,500
++MedPartners, Inc.                                                   1,062                         22,966
  Medusa Corporation                                                  1,400                         53,725
  Men's Wearhouse, Inc. (The)                                         1,000                         31,500
  Mentor Corporation                                                  1,500                         44,438
++Mentor Graphics Corporation                                         3,900                         36,075
  Mesa, Inc.                                                          4,200                         24,150
  Methode Electronics, Inc. (Class A)                                 2,700                         53,663
  Metromedia International Group, Inc.                                2,800                         35,525
++Michaels Stores, Inc.                                               1,400                         29,662

Merrill Lynch SmallCap Index Fund, June 30, 1997

  Merrill Lynch Small Cap Index Series (continued)
                                                                     Shares                       Value
  Issue                                                               Held                      (Note 1a)
  COMMON
  STOCKS
  (continued)

  Micros Systems, Inc.                                                  700                    $    29,400
  Mid Am, Inc.                                                        2,200                         40,150
  Mid-America Apartment Communities, Inc.                               900                         25,256
  Mid Atlantic Medical Services, Inc.                                 2,900                         45,131
  Minerals Technologies, Inc.                                         1,800                         67,500
  Minnesota Power & Light Company                                     2,000                         60,750
  Mississippi Chemical Corporation                                    2,300                         47,725
  Mobile Telecommunication
   Technologies Corp.                                                 4,500                         64,406
  Modine Manufacturing Company                                        1,200                         35,700
++Mohawk Industries, Inc.                                             1,300                         29,575
  Morgan Keegan, Inc.                                                 1,900                         37,763
++Mueller Industries, Inc.                                            1,300                         56,875
++Multicare Cos Inc. (The)                                            1,200                         32,850
++Mycogen Corp.                                                       1,000                         19,625
++Myriad Genetics, Inc.                                                 800                         21,600
++NABI, Inc.                                                          2,100                         13,912
++NBTY, Inc.                                                          1,000                         28,000
++NCS Healthcare, Inc. (Class A)                                      1,400                         42,525
++NTL Inc.                                                            1,900                         47,262
  Nac Re Corp.                                                          800                         38,700
  Nash-Finch Company                                                  1,900                         42,038
  National Computer System, Inc.                                      1,500                         39,938
++National Media Corp.                                                2,000                         13,000
++National Oil Well Inc.                                              1,000                         57,500
++National Steel Corp.                                                1,200                         20,175
++National Surgery Centers, Inc.                                        800                         28,300
  Nationwide Health Properties, Inc.                                  3,700                         81,400
  Natures Sunshine Products, Inc.                                     1,400                         25,375
++Nautica Enterprises, Inc.                                           1,900                         50,231
++Neoprobe Corp.                                                      1,800                         25,200
++Network Appliance, Inc.                                             1,000                         38,000
++Network Equipment Technologies, Inc.                                1,900                         34,200
++Network General Corp.                                               2,600                         38,675
++Neurex Corporation                                                  1,400                         19,775
++Neurogen Corporation                                                  700                         15,925
++Neuromedical Systems, Inc.                                          3,000                         16,594
  Nevada Power Company                                                2,900                         61,625
  New England Business Service, Inc.                                  1,300                         34,206
  New York Bancorp Inc.                                                 900                         31,275
  Newfield Exploration Co.                                            3,100                         62,000
++Newpark Resources, Inc.                                             1,800                         60,750
  Patriot American Hospitality, Inc.                                  2,400                         61,200
++Patterson Dental Co.                                                1,000                         34,312
++Pediatrix Medical Group Inc.                                          800                         36,650
  Penncorp Financial Group, Inc.                                      1,600                         61,600
  Peoples Heritage Financial Group, Inc.                              1,400                         53,025
++Perceptron, Inc.                                                      700                         18,987
++Perrigo Co.                                                         4,100                         51,250
++Personnel Group of America, Inc.                                    1,000                         28,812
++Petco Animal Supplies, Inc.                                         1,200                         36,000
++Pharmaceutical Product Development, Inc.                            1,300                         28,600
  Phoenix Duff & Phelps Corp.                                         4,900                         36,138
  Phoenix Technologies Ltd.                                           1,700                         22,100
  Photronics, Inc.                                                      600                         28,650
++Physician Corp. of America                                          2,100                         13,387
++Physicians Resource Group, Inc.                                     2,100                         18,900
++Physio-Control International Corp.                                  1,200                         18,000
  Piedmont Natural Gas Company, Inc.                                  2,100                         53,944
  Pier 1 Imports, Inc.                                                2,400                         63,600
  Pioneer Group, Inc.                                                 2,000                         46,000
  Pittston Minerals Group                                             1,800                         50,625
++Platinum Technology, Inc.                                           3,000                         39,750
++Playboy Enterprises, Inc. (Class B)                                 1,600                         18,500
++Playtex Products, Inc.                                              2,200                         20,625
  Polaris Industries, Inc.                                            1,900                         61,869
++Policy Management Systems Corporation                               1,000                         47,000
++Pool Energy Services Co.                                            1,700                         30,813
++Premiere Technologies, Inc.                                         1,100                         28,600
++Prepaid Legal Services, Inc.                                        1,800                         38,025
  Price Enterprises, Inc.                                             1,100                         21,175
++Pride Petroleum Services, Inc.                                      2,400                         57,600
++Primark Corp.                                                       1,800                         47,925
++Prime Hospitality Corp.                                             1,800                         35,550
++Prime Service, Inc.                                                 1,400                         44,712
++Proffitt Systems, Inc.                                              1,100                         48,263
++Protein Design Labs, Inc.                                             900                         25,650
  Provident Bankshares Corp.                                            730                         30,386
++Proxim, Inc.                                                          900                         21,825
  Public Service Company of New Mexico                                3,800                         67,925
  Pulte Corp.                                                           700                         24,194
++Pure Atria Corp.                                                    2,000                         28,250
  Quaker State Corporation                                            2,700                         41,175
++Quality Food Centers, Inc.                                            900                         34,200

++Nexstar Pharmaceuticals, Inc.                                       2,400                         34,200
  Norrell Corp.                                                       1,500                         49,500
  North American Mortgage Co.                                         1,200                         28,425
  Northwestern Public Service Company                                 2,400                         51,600
++NovaCare, Inc.                                                      3,300                         45,787
++Nuevo Energy Co.                                                    1,300                         53,300
  OEA, Inc.                                                           1,300                         51,350
  O M Group Inc.                                                      2,300                         76,188
++OMI Corp.                                                           4,000                         38,250
  ONBANCorp, Inc.                                                       800                         40,800
  ONEOK, Inc.                                                         1,100                         35,406
++Oak Industries, Inc.                                                1,600                         46,000
++Oak Technology, Inc.                                                2,900                         28,275
  Oakwood Homes Corporation                                           2,100                         50,400
  Oasis Residential, Inc.                                             1,300                         30,550
++OccuSystems, Inc.                                                   1,600                         46,400
++Ocean Energy, Inc.                                                    700                         32,375
++Oceaneering International, Inc.                                     1,700                         31,450
++Octel Communications Corporation                                    2,800                         65,625
  Ogden Corporation                                                   3,100                         67,425
  Old National Bancorp                                                1,600                         70,400
  Omega Healthcare Investors, Inc.                                    1,600                         52,300
  One Valley Bancorp, Inc.                                              900                         37,800
++Orbital Sciences Corp.                                              2,400                         38,100
  Oregon Steel Mills, Inc.                                            2,100                         41,869
++Organogenesis, Inc.                                                 1,375                         26,898
  Orion Capital Corporation                                             700                         51,625
++Orthodontic Center                                                  1,900                         34,556
  Otter Tail Power Company                                            1,300                         42,900
  Outboard Marine Corporation                                         1,900                         33,725
++Outdoor Systems, Inc.                                               1,200                         45,900
  Overseas Shipholding Group, Inc.                                    2,900                         56,913
  Owens & Minor, Inc.                                                 2,400                         35,850
++P-COM, Inc.                                                         1,000                         33,000
++PHP Healthcare Corp.                                                1,000                         13,125
++PMC-Sierra, Inc.                                                    4,100                        107,625
++PMT Services, Inc.                                                  2,300                         35,075
++PRI Automation, Inc.                                                1,000                         37,937
++PSINet, Inc.                                                        2,800                         21,000
++Paging Network, Inc.                                                5,600                         49,175
++Papa John's International, Inc.                                     1,100                         40,425
++Parexel International Corporation                                   1,900                         60,325
  Park Electrochemical Corporation                                    1,000                         26,312
++Parker Drilling Company                                             3,800                         42,275
++PathoGenesis Corp.                                                    900                         26,212
++Quick Response Services, Inc.                                         600                         21,750
  RCSB Financial, Inc.                                                  600                         28,650
  RFS Hotel Investors, Inc.                                           2,200                         39,600
++Ralcorp Holdings Inc.                                               2,800                         41,300
++Rational Software Corporation                                       2,400                         40,350
++Read-Rite Corp.                                                     2,300                         48,012
  Realty Income, Corp.                                                2,100                         55,125
++Reckson Associates Realty Corp.                                     1,800                         41,400
  Redwood Trust, Inc.                                                   700                         32,725
  Regal-Beloit Corp.                                                  1,900                         50,350
  Regency Realty Corp.                                                  900                         24,525
++Regeneron Pharmaceuticals, Inc.                                     2,100                         21,262
  Reinsurance Group of America                                        1,200                         69,000
  Reliance Steel & Aluminum Co.                                       1,050                         27,300
++Remedy Corp.                                                        1,300                         52,000
++Renal Treatment Centers, Inc.                                       2,200                         59,125
++Renters Choice, Inc.                                                1,300                         25,837
++Respironics, Inc.                                                   1,600                         33,800
++Rexall Sundown, Inc.                                                  900                         35,100
  Richfood Holdings Inc. (Class A)                                    2,600                         67,600
++Rio Hotel & Casino, Inc.                                            1,500                         22,594
++Risk Capital Holdings, Inc.                                         1,600                         33,600
++Robert Mondavi (Class A)                                              900                         42,525
  Rochester Gas and Electric Corporation                              1,600                         33,700
  Rock-Tenn Co. (Class A)                                             2,600                         45,663
++Rohr, Inc.                                                          1,600                         35,100
  Rollins, Inc.                                                       1,900                         38,237
  Rollins Truck Leasing Corp.                                         3,800                         56,525
  Roosevelt Financial Group, Inc.                                     2,000                         44,000
  Roper Industries, Inc.                                                900                         46,687
++RoTech Medical Corp.                                                1,700                         34,106
++Ruby Tuesday, Inc.                                                  1,500                         33,656
++Rural/Metro Corp.                                                   1,500                         43,547
++Ryan's Family Steak House, Inc.                                     5,600                         47,600
  Rykoff-Sexton, Inc.                                                 1,700                         39,631
++S3 Inc.                                                             3,000                         33,000
  S&T Bancorp Inc.                                                    1,300                         43,550
++SEACOR SMIT, Inc.                                                     900                         47,081
  SEI Corporation                                                     1,600                         38,600
  SEMCO Energy, Inc.                                                  1,655                         28,963
++SMART Modular Technologies, Inc.                                    1,500                         50,625
++SPS Technologies, Inc.                                                500                         35,375
  SPX Corp.                                                             600                         38,887
++Sabre Group Holdings Inc.                                           1,600                         43,400
++Safeguard Scientifics, Inc.                                         1,500                         47,719

Merrill Lynch SmallCap Index Fund, June 30, 1997

  Merrill Lynch Small Cap Index Series (continued)
                                                                     Shares                       Value
  Issue                                                               Held                      (Note 1a)
  COMMON
  STOCKS
  (continued)

++Safeskin Corp.                                                      1,200                    $    35,325
  Safety-Kleen Corp.                                                  3,100                         52,312
++Samsonite Corp.                                                       700                         30,887
++SangStat Medical Corp.                                              1,100                         25,437
++Sanmina Corp.                                                       1,000                         63,500
  Saul Centers, Inc.                                                  3,200                         55,200
++Scholastic Corp.                                                    1,000                         35,000
  Schulman (A.), Inc.                                                 2,600                         64,025
  Schweitzer-Mauduit International, Inc.                              1,700                         63,750
++Scientific Games Holdings Corp.                                     1,100                         22,687
++Scopus Technology, Inc.                                             1,400                         31,325
  Scotsman Industries, Inc.                                           1,500                         42,750
++Scotts Co. (The)                                                    1,800                         52,200
  Security Capital Corp.                                                700                         66,150
  Security Connecticut Corp.                                            900                         49,556
  Selective Insurance Group, Inc.                                     1,100                         53,281
++Sepracor, Inc.                                                      1,700                         43,881
++Sequa Corporation (Class A)                                           700                         39,462
++Sequent Computer Systems, Inc.                                      2,100                         44,231
++Sequus Pharmaceuticals, Inc.                                        2,000                         12,750
++Service Merchandise Company, Inc.                                   8,200                         24,600
++Shoney's, Inc.                                                      4,500                         26,719
++Showbiz Pizza Time, Inc.                                            1,500                         39,563
  Showboat, Inc.                                                      1,300                         22,669
++Siebel Systems, Inc.                                                1,600                         51,600
++Sierra Health Services, Inc.                                        1,200                         37,500
  Sierra Pacific Resources                                            2,000                         64,000
  Sigcorp, Inc.                                                       2,300                         58,363
  Silgan Holdings, Inc.                                               1,300                         50,375
++Silicon Valley Bancshares                                             800                         36,200
++Silicon Valley Group, Inc.                                          1,700                         44,837
++Sitel Corporation                                                   2,600                         53,625
  Smith (A.O.) Corp.                                                  1,200                         42,675
  Smith (Charles E) Residential Realty, Inc.                            900                         25,987
++Smith Food & Drug Centers, Inc.                                       900                         48,262
++Smithfield Foods, Inc.                                                900                         55,350
  Smucker J.M. Company (The) (Class A)                                2,200                         47,850
  Snyder Oil Corp.                                                    3,300                         60,638
++Sola International, Inc.                                            1,600                         53,600
++Sonic Corp.                                                         1,400                         30,800
  Sothebys Holdings, Inc.                                             3,700                         62,438
  Southdown, Inc.                                                     1,200                         52,350
  Thomas Industries, Inc.                                             1,200                         34,500
  Thornburg Mortgage Asset Corp.                                      1,400                         30,100
++Timberland Company (Class A)                                          600                         39,000
++Toll Brothers, Inc.                                                   700                         12,862
++Tom Brown, Inc.                                                     2,200                         46,750
  Toro Company (The)                                                  1,100                         41,662
++Total Renal Care Holdings, Inc.                                     1,400                         56,252
++Toy Biz, Inc.                                                       1,500                         12,375
++Tracor, Inc.                                                        1,600                         40,200
  Trans Financial, Inc.                                               1,300                         36,238
++Trans World Airlines, Inc.                                          1,700                         14,344
++Transition Systems, Inc.                                            2,200                         40,012
  Trenwick Group, Inc.                                                  850                         31,875
++Triangle Pacific                                                    1,600                         51,200
++Triarc Companies, Inc. (Class A)                                    2,700                         55,012
++Trigon Healthcare, Inc.                                             2,300                         55,775
++Trimble Navigation Ltd.                                             2,000                         35,500
  Trinet Corporate Realty Trust, Inc.                                 1,100                         36,369
++TriQuint Semiconductor, Inc.                                          600                         20,625
  True North Communications, Inc.                                     2,000                         49,500
++Trump Hotels & Casino Resorts, Inc.                                 2,700                         29,025
  Trust Company of New Jersey (The)                                   2,100                         40,425
  TrustCo Bank Corp. N.Y.                                             2,100                         44,888
  Trustmark Corporation                                               1,300                         36,400
++Tuboscope Vetco International Corp.                                 3,000                         59,625
  UGI Corp. (New Shares)                                              1,700                         37,613
  UMB Financial Corp.                                                   700                         30,187
  US Freightways Corp.                                                1,800                         46,575
  USBancorp, Inc.                                                       600                         32,700
++U.S. Bioscience Inc.                                                2,000                         19,250
++U.S. Home Corporation                                                 600                         15,937
++U.S. Office Products Co.                                            2,100                         64,181
  U.S. Trust Corporation                                              1,000                         47,125
++Ultratech Stepper, Inc.                                             1,300                         29,737
  Unifirst Corp.                                                      1,700                         34,000
++Uniphase Corp.                                                      1,000                         58,250
  United Bankshares, Inc.                                             1,100                         46,475
  United Carolina Bancshares Corporation                              1,400                         72,800
  United Companies Financial Corporation                              1,600                         45,200
  United Illuminating Company (The)                                   1,600                         49,400
++United International Holdings Inc. (Class A)                        3,500                         36,312
++Unitrode Corporation                                                1,000                         50,375

  Southwestern Energy Company                                         2,900                         37,700
  Sovereign Bancorp Inc.                                              3,400                         51,850
++Spine-Tech, Inc.                                                      800                         29,700
++Sports Authority, Inc. (The)                                        2,500                         48,594
  St. John Knits, Inc.                                                1,100                         59,400
  St. Paul Bancorp Inc.                                               1,600                         53,000
  Standard Financial, Inc.                                            2,200                         53,900
  Standard Pacific Corp.                                              1,500                         15,375
  Stanhome, Inc.                                                        900                         29,587
++Steel Dynamics, Inc.                                                2,100                         52,500
  Stewart & Stevenson Services, Inc.                                  1,800                         46,800
++Stillwater Mining Co.                                               1,200                         25,725
  Stone & Webster, Inc.                                                 600                         25,612
  Storage Realty Trust Inc.                                           1,100                         29,150
  Storage USA, Inc.                                                   1,700                         65,025
++Stratus Computer, Inc.                                              1,300                         65,000
  Stride Rite Corp. (The)                                             2,900                         37,337
++Structural Dynamics Research Corp.                                  2,000                         52,500
  Sturm, Ruger & Company, Inc.                                        1,700                         33,363
  Summit Properties, Inc.                                             1,600                         33,000
++Summit Technology, Inc.                                             2,000                         13,250
++Sun Healthcare Group, Inc.                                          2,300                         47,869
  Superior Industries International, Inc.                             1,400                         37,100
  Susquenhanna Bancshares, Inc.                                       1,200                         47,100
++Swift Energy Company                                                1,500                         35,813
++Sylvan Learning Systems, Inc.                                       1,200                         40,800
++Symantec Corp.                                                      3,100                         60,450
++Synetic, Inc.                                                       1,000                         37,000
++System Software Associates, Inc.                                    2,800                         21,175
++Systems & Computer Technology Corp.                                 1,500                         40,125
++TBC Corporation                                                     2,200                         18,425
  TCA Cable TV, Inc.                                                  1,400                         52,675
++TECNOL Medical Products, Inc.                                       1,600                         35,600
  TETRA Tech, Inc.                                                    1,200                         28,950
  TETRA Technologies, Inc.                                            1,000                         24,750
  TJ International, Inc.                                              1,500                         35,250
  TNP Enterprises, Inc.                                               1,500                         34,781
  TR Financial Corporation                                            1,400                         35,262
++Technology Solutions Co.                                            1,100                         43,450
  Tejas Gas Corp.                                                     1,000                         39,250
  Tel-Save Holdings                                                   2,500                         38,125
  Telxon Corporation                                                  1,400                         25,200
  Tennant Co.                                                         1,100                         36,575
  Tesoro Petroleum Corporation                                        3,000                         44,438
  Texas Industries, Inc.                                              1,600                         42,500
  TheraTech, Inc.                                                     1,300                         15,275
  Universal Foods Corporation                                         1,600                         61,000
  Urban Shopping Centers, Inc.                                          400                         12,750
++VWR Scientific Products Corporation                                 1,700                         26,775
++Vail Resorts, Inc.                                                  1,800                         45,562
  Valmont Industries, Inc.                                            2,000                         38,000
++Value Health, Inc.                                                  2,500                         50,625
++ValuJet, Inc.                                                       2,800                         19,337
++Vanguard Cellular Systems, Inc. (Class A)                           2,600                         35,425
++Vanstar Corporation                                                 2,800                         39,550
++Varco International, Inc.                                           1,100                         35,475
++Veritas DGC Inc.                                                    1,300                         29,575
++Veritas Software Corp.                                                700                         35,175
++Veritex Pharmaceuticals, Inc.                                       1,200                         45,900
  Vesta Insurance Group, Inc.                                         1,400                         60,550
++Viasoft, Inc.                                                         900                         45,675
++Vical, Inc.                                                         1,200                         15,300
++Vicor Corporation                                                   2,600                         58,500
++Videoserver, Inc.                                                   1,300                         17,225
++Visio Corp.                                                           800                         56,400
++Vitalink Pharmacy Services, Inc.                                    1,500                         28,688
++Vivus, Inc.                                                         1,800                         42,862
  WD-40 Company                                                         700                         42,000
++WMS Industries, Inc.                                                1,300                         32,581
  WPL Holdings, Inc.                                                  2,100                         58,669
  WPS Resources Corporation                                           2,000                         53,500
++Waban, Inc.                                                         1,800                         57,937
  Wabash National Corporation                                         1,700                         47,387
  Walden Residential Properties, Inc.                                 1,000                         25,625
++Walter Industries, Inc.                                             2,900                         48,575
++Wang Laboratories, Inc.                                             2,100                         44,756
  Washington Gas Light Company                                        2,400                         60,300
  Washington Real Estate Investment Trust                             2,700                         47,925
++Waters Corp.                                                        1,800                         64,575
  Watsco, Inc.                                                        1,100                         27,500
  Watts Industries Inc. (Class A)                                     1,600                         38,400
  Wausau Paper Mills Company                                          2,400                         45,300
  Webb (Del E.) Corporation                                           1,600                         26,000
  Weeks Corp.                                                         1,100                         34,375
  Wellman, Inc.                                                       2,300                         39,962
  Wesbanco, Inc.                                                      1,000                         39,625
  West America Bancorp.                                                 800                         60,800
++West Marine, Inc.                                                   1,000                         25,750
  Western Investment Real Estate Trust                                7,200                         99,900
++Western Wireless Corporation                                        4,200                         66,675
++Westwood One, Inc.                                                  2,700                         87,075
  Whitney Holding Corp.                                               1,300                         54,925

Merrill Lynch SmallCap Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS (concluded)

  Merrill Lynch Small Cap Index Series (concluded)
                                                                     Shares                       Value
  Issue                                                               Held                      (Note 1a)
  COMMON
  STOCKS
  (concluded)

++Whole Foods Market, Inc.                                            1,300                    $    43,062
  Wicor, Inc.                                                           900                         35,044
  Wiley (John) & Sons, Inc. (Class A)                                 1,100                         37,262
++Williams-Sonoma, Inc.                                               1,100                         47,025
  Wilmare Industries, Inc.                                            1,100                         26,812
++Wind River Systems, Inc.                                            1,300                         49,725
  Windmere Corporation                                                1,700                         27,837
++Winstar Communications, Inc.                                        2,100                         28,087
++Wolverine Tube, Inc.                                                1,200                         33,450
++World Color Press, Inc.                                             2,500                         59,375
  Wyle Electronics                                                      900                         35,550
++Wyman-Gordon Company                                                1,100                         29,700
  Wynn's International, Inc.                                          1,600                         45,400
++Xircom, Inc.                                                        1,500                         18,656
  Xtra Corporation                                                    1,000                         43,937
++Xylan Corp.                                                         2,200                         37,400
++Yahoo! Inc.                                                           900                         31,725
++Yellow Corporation                                                  1,700                         37,825
++Young Broadcasting Inc. (Class A)                                   1,100                         35,750
++Zale Corporation                                                    2,100                         41,606
++Zebra Technologies Corporation (Class A)                            1,400                         39,025
++Zenith Electronics Corporation                                      1,900                         22,444
  Zila, Inc.                                                          2,200                         14,850
++Zilog, Inc.                                                         1,600                         30,400
  Zurich Reinsurance Centre Holdings, Inc.                            1,300                         51,350
  Zurn Industries, Inc.                                               1,100                         31,625
  Zygo Corp.                                                            700                         21,525

  Total Common Stocks (Cost--$33,633,639)--92.6%                                                37,305,084


  SHORT-TERM               Face
  OBLIGATIONS             Amount                         Issue
  US Government        $ 3,194,000     Federal Home Loan Mortgage Corp., 6% due 7/01/1997        3,194,000
  Agency Obligations*
                       Total Short-Term Obligations (Cost--$3,194,000)--7.9%                     3,194,000

                       Total Investments (Cost--$36,827,639)--100.5%                            40,499,084

                       Variation Margin on Stock Index Futures Contracts++++--0.0%                   7,650

                       Liabilities in Excess of Other Assets--(0.5%)                              (210,799)
                                                                                               -----------
                       Net Assets--100.0%                                                      $40,295,935
                                                                                               ===========

                      *Certain US Government Agency Obligations are traded on a
                       discount basis; the interest rates shown are the discount paid at the time of purchase by the Series.
                     ++Non-income producing security.
                   ++++Stock index futures contracts purchased as of June 30,
                       1997 were as follows:

                       Number of                                    Expiration                  Value
                       Contracts                 Issue                 Date                (Notes 1a & 1b)
                          12                   Russell 2000         September 1997              $2,393,400
                           6                   S&P MidCap 400       September 1997                 868,800

                       (Total Contract Price--$3,249,555)                                       $3,262,200
                                                                                                ==========

                       See Notes to Financial Statements.

Merrill Lynch SmallCap Index Fund, June 30, 1997

STATEMENT OF ASSETS AND LIABILITIES
MERRILL LYNCH
SMALL CAP
INDEX SERIES        As of June 30, 1997
Assets:             Investments, at value (identified cost--$36,827,639) (Note 1a)                          $ 40,499,084
                    Variation margin on stock index futures (Notes 1a & 1b)                                        7,650
                    Cash on deposit for stock index futures contracts (Note 1b)                                   70,800
                    Cash                                                                                           1,400
                    Receivables:
                      Securities sold                                                      $  5,546,648
                      Contributions                                                             235,059
                      Dividends                                                                  38,897
                      Investment adviser (Note 2)                                                 5,867        5,826,471
                    Deferred organization expenses (Note 1e)                               ------------            8,376
                                                                                                            ------------
                    Total assets                                                                              46,413,781
                                                                                                            ------------

Liabilities:        Payables:
                      Securities purchased                                                    5,859,358
                      Withdrawals                                                               241,682        6,101,040
                                                                                           ------------
                    Accrued expenses and other liabilities                                                        16,806
                                                                                                            ------------
                    Total liabilities                                                                          6,117,846
                                                                                                            ------------

Net Assets:         Net assets                                                                              $ 40,295,935
                                                                                                            ============

Net Assets          Partners capital                                                                        $ 36,611,845
Consist of:         Unrealized appreciation on investments--net                                                3,684,090
                                                                                                            ------------
                    Net assets                                                                              $ 40,295,935
                                                                                                            ============

                    See Notes to Financial Statements.

Merrill Lynch SmallCap Index Fund, June 30 1997

STATEMENT OF OPERATIONS
MERRILL LYNCH
SMALL CAP
INDEX SERIES        For the Period April 9, 1997++ to June 30, 1997
Investment Income   Dividends                                                                               $    126,268
(Note 1d):          Interest and discount earned                                                                  32,289
                                                                                                            ------------
                    Total income                                                                                 158,557
                                                                                                            ------------

Expenses:           Custodian fees                                                         $      6,254
                    Investment advisory fees (Note 2)                                             6,005
                    Amortization of organization expenses (Note 1e)                               5,652
                    Accounting services (Note 2)                                                  3,259
                    Pricing fees                                                                  3,128
                    Professional fees                                                             1,936
                    Trustees' fees and expenses                                                     878
                    Other                                                                           957
                                                                                           ------------
                    Total expenses before reimbursement                                          28,069
                    Reimbursement of expenses (Note 2)                                          (11,872)
                                                                                           ------------
                    Total expenses after reimbursement                                                            16,197
                                                                                                            ------------
                    Investment income--net                                                                       142,360
                                                                                                            ------------

Realized &          Realized gain from investments--net                                                          901,465
Unrealized Gain on  Unrealized appreciation on investments--net                                                3,684,090
Investments--                                                                                               ------------
Net (Notes 1b,      Net Increase in Net Assets Resulting from Operations                                    $  4,727,915
1d & 3):                                                                                                    ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.



STATEMENT OF CHANGES IN NET ASSETS
MERRILL LYNCH                                                                                             For the Period
SMALL CAP                                                                                               April 9, 1997++ to
INDEX SERIES        Increase (Decrease) in Net Assets:                                                    June 30, 1997
Operations:         Investment income--net                                                                  $    142,360
                    Realized gain on investments--net                                                            901,465
                    Unrealized appreciation on investments--net                                                3,684,090
                                                                                                            ------------
                    Net increase in net assets resulting from operations                                       4,727,915
                                                                                                            ------------

Capital             Contributions                                                                             37,247,334
Transactions:       Withdrawals                                                                               (1,679,314)
                                                                                                            ------------
                    Net increase in net assets derived from capital transactions                              35,568,020
                                                                                                            ------------

Net Assets:         Total increase in net assets                                                              40,295,935
                                                                                                            ------------
                    Beginning of period                                                                               --
                    End of period*                                                                          $ 40,295,935
                                                                                                            ============

                   *Undistributed investment income--net                                                    $    142,360
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.



FINANCIAL HIGHLIGHTS
MERRILL LYNCH                                                                                            For the Period
SMALL CAP           The following ratios have been derived from                                        April 9, 1997++ to
INDEX SERIES        information provided in the financial statements.                                     June 30, 1997
Ratios to Average   Expenses, net of reimbursement                                                                  .22%*
Net Assets:                                                                                                 ============
                    Expenses                                                                                        .37%*
                                                                                                            ============
                    Investment income--net                                                                         1.90%*
                                                                                                            ============

Supplemental        Net assets, end of period (in thousands)                                                $     40,296
Data:                                                                                                       ============
                    Portfolio turnover                                                                            26.02%
                                                                                                            ============
                    Average commission rate paid                                                            $     0.0132
                                                                                                            ============

                   *Annualized.
                  ++Commencement of Operations.

                    See Notes to Financial Statements.

Merrill Lynch SmallCap Index Fund, June 30, 1997

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
SMALL CAP
INDEX SERIES


1. Significant Accounting Policies:
Merrill Lynch Small Cap Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Series may purchase or sell stock index futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security trans-actions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.08% of the average daily value of the Series' net assets. For the period April 9, 1997 to June 30, 1997, MLAM earned fees of $6,005, all of which were voluntarily waived. MLAM also reimbursed the Series for additional expenses of $5,867.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the period April 9, 1997 to June 30, 1997 were $39,425,645 and $6,553,341, respectively.

Net realized and unrealized gains as of June 30, 1997 were as follows:


                                     Realized     Unrealized
                                      Gains         Gains

Long-term investments            $    759,135   $  3,671,445
Stock index futures contracts         142,330         12,645
                                 ------------   ------------
Total                            $    901,465   $  3,684,090
                                 ============   ============

As of June 30, 1997, net unrealized appreciation for Federal income tax purposes aggregated $3,671,445, of which $4,113,563 related to appreciated securities and $442,118 related to depreciated securities. At June 30, 1997, the aggregate cost of investments for Federal income tax purposes was $36,827,639.

                    [This page is intentionally left blank.]

                    UNAUDITED FINANCIAL STATEMENTS FOR

         AGGREGATE BOND INDEX FUND AND AGGREGATE BOND INDEX SERIES

         FOR THE PERIOD APRIL 3, 1997 (COMMENCEMENT OF OPERATIONS)

                             TO JUNE 30, 1997

Merrill Lynch Aggregate Bond Index Fund, June 30, 1997

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND          As of June 30, 1997
Assets:             Investment in Merrill Lynch Aggregate Bond Index Series, at
                    value (Note 1a) (identified cost--$176,358,861)                                         $177,084,330
                    Receivable from administrator (Note 2)                                                        30,708
                    Deferred organization expenses (Note 1d)                                                      11,255
                    Other assets                                                                                  31,395
                                                                                                            ------------
                    Total assets                                                                             177,157,688
                                                                                                            ------------

Liabilities:        Payables:
                      Dividends to shareholders (Note 1e)                                  $    333,564
                      Distributor (Note 2)                                                        5,415          338,979
                                                                                           ------------
                    Accrued expenses and other liabilities                                                         8,470
                                                                                                            ------------
                    Total liabilities                                                                            347,449
                                                                                                            ------------

Net Assets:         Net assets                                                                              $176,810,239
                                                                                                            ============

Net Assets          Class A Shares of Common Stock, $0.0001 par value,
Consist of:         125,000,000 shares authorized                                                           $      1,479
                    Class D Shares of Common Stock, $0.0001 par value,
                    125,000,000 shares authorized                                                                    264
                    Paid-in capital in excess of par                                                         175,868,262
                    Undistributed realized capital gains on investments from
                    the Series--net                                                                              214,765
                    Unrealized appreciation on investments from the Series--net                                  725,469
                                                                                                            ------------
                    Net assets                                                                              $176,810,239
                                                                                                            ============

Net Asset           Class A--Based on net assets of $150,048,167 and 14,794,047
Value:                       shares outstanding                                                             $      10.14
                                                                                                            ============
                    Class D--Based on net assets of $26,762,072 and 2,637,505
                             shares outstanding                                                             $      10.15
                                                                                                            ============

                    See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND          For the Period April 3, 1997++ to June 30, 1997
Investment Income   Investment income allocated from the Series                                             $  1,341,668
(Note 1b):          Expenses allocated from the Series                                                           (38,307)
                                                                                                            ------------
                    Net investment income from the Series                                                      1,303,361
                                                                                                            ------------

Expenses:           Registration fees (Note 1d)                                            $     34,292
                    Administration fee (Note 2)                                                  28,078
                    Account maintenance fee--Class D (Note 2)                                    15,931
                    Printing and shareholder reports                                             12,343

                    Transfer agent fees--Class A (Note 2)                                         5,362
                    Professional fees                                                             3,635
                    Transfer agent fees--Class D (Note 2)                                         3,107
                    Accounting services (Note 2)                                                  1,591
                    Amortization of organization expenses (Note 1d)                                 852
                    Directors' fees and expenses                                                    227
                    Other                                                                         1,185
                                                                                           ------------
                    Total expenses before reimbursement                                         106,603
                    Reimbursement of expenses (Note 2)                                          (58,786)
                                                                                           ------------
                    Total expenses after reimbursement                                                            47,817
                                                                                                            ------------
                    Investment income--net                                                                     1,255,544
                                                                                                            ------------
Realized &          Realized gain on investments from the Series--net                                            214,765
Unrealized          Unrealized appreciation on investments from the Series--net                                  725,469
Gain from the                                                                                               ------------
Series--Net:        Net Increase in Net Assets Resulting from Operations                                    $  2,195,778
                                                                                                            ============

                  [FN]
                  ++Commencement of Operations.

                    See Notes to Financial Statements.



STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                            For the Period
AGGREGATE BOND                                                                                        April 3, 1997++ to
INDEX FUND          Increase (Decrease) in Net Assets:                                                    June 30, 1997
Operations:         Investment income--net                                                                  $  1,255,544
                    Realized gain on investments from the Series--net                                            214,765
                    Unrealized appreciation on investments from the Series--net                                  725,469
                                                                                                            ------------
                    Net increase in net assets resulting from operations                                       2,195,778
                                                                                                            ------------
Dividends to        Investment income--net:
Shareholders          Class A                                                                                   (867,406)
(Note 1e):            Class D                                                                                   (388,138)
                                                                                                            ------------
                    Net decrease in net assets resulting from dividends to shareholders                       (1,255,544)
                                                                                                            ------------
Capital Share       Net increase in net assets derived from capital share transactions                       175,845,005
Transactions                                                                                                ------------
(Note 4):

Net Assets:         Total increase in net assets                                                             176,785,239
                    Beginning of period                                                                           25,000
                                                                                                            ------------
                    End of period                                                                           $176,810,239
                                                                                                            ============

                  [FN]
                  ++Commencement of Operations.

                    See Notes to Financial Statements.

Merrill Lynch Aggregate Bond Index Fund, June 30, 1997

FINANCIAL HIGHLIGHTS

                    The following per share data and ratios have been derived                      For the Period
MERRILL LYNCH       from information provided in the financial statements.                       April 3, 1997++ to
AGGREGATE BOND                                                                                      June 30, 1997
INDEX FUND          Increase (Decrease) in Net Asset Value:                                   Class A           Class D
Per Share           Net asset value, beginning of period                                       $  10.00         $  10.00
Operating                                                                                      --------         --------
Performance:        Investment income--net                                                          .15              .15
                    Realized and unrealized gain on investments from the Series--net                .14              .15
                                                                                               --------         --------
                    Total from investment operations                                                .29              .30
                                                                                               --------         --------
                    Less dividends from investment income--net                                     (.15)            (.15)
                                                                                               --------         --------
                    Net asset value, end of period                                             $  10.14         $  10.15
                                                                                               ========         ========
Total Investment    Based on net asset value per share                                            2.95%+++         2.99%+++
Return:                                                                                        ========         ========

Ratios to Average   Expenses, net of reimbursement++++                                             .38%*            .54%*
Net Assets:                                                                                    ========         ========
                    Expenses++++                                                                   .70%*           1.05%*
                                                                                               ========         ========
                    Investment income--net                                                        6.34%*           6.09%*
                                                                                               ========         ========

Supplemental        Net assets, end of period (in thousands)                                   $150,048         $ 26,762
Data:                                                                                          ========         ========

                   [FN]
                   *Annualized.
                  ++Commencement of Operations.
                 +++Aggregate total investment return.
                ++++Includes the Fund's share of the Series' allocated expenses.

                      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS


MERRILL LYNCH
AGGREGATE BOND
INDEX FUND

1. Significant Accounting Policies:
Merrill Lynch Aggregate Bond Index Fund (the "Fund") is part of
Merrill Lynch Index Funds, Inc. The Fund is registered under the
Investment Company Act of 1940 as a non-diversified mutual fund. The
Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Aggregate Bond Index Series (the
"Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, is included elsewhere in this report and should be read in conjunction with the Fund's financial statements. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature.
The Fund offers two classes of shares, Class A Shares and Class D
Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net invesment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses-- Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to an expense on a straight-line basis over a five-year period.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to a distribution plan (the "Distribution Plan") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML&Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.14% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period April 3, 1997 to June 30, 1997, MLAM earned fees of $28,078, all of which were waived. MLAM also reimbursed the Fund for additional expenses of $30,708.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:
Increases and decreases in the Fund's investment in the Series for the period April 3, 1997 to June 30, 1997 were $178,182,525 and
$4,146,367, respectively.

4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $175,845,005 for the period April 3, 1997 to June 30, 1997.

Transactions in capital shares for each class were as follows:


Class A Shares for the Period                       Dollar
April 3, 1997++ to June 30, 1997      Shares        Amount

Shares sold                        15,331,405   $154,894,110
Shares issued to shareholders in
reinvestment of dividends              51,543        522,806
                                   ----------   ------------
Total issued                       15,382,948    155,416,916
Shares redeemed                      (590,151)    (5,923,622)
                                   ----------   ------------
Net increase                       14,792,797   $149,493,294
                                   ==========   ============

[FN]
++Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.


Class D Shares for the Period                       Dollar
April 3, 1997++ to June 30, 1997      Shares        Amount

Shares sold                         3,165,927  $  31,686,723
Shares issued to shareholders in
reinvestment of dividends              24,380        246,099
                                   ----------   ------------
Total issued                        3,190,307     31,932,822
Shares redeemed                      (554,052)    (5,581,111)
                                   ----------   ------------
Net increase                        2,636,255   $ 26,351,711
                                   ==========   ============

[FN]
++Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

Merrill Lynch Aggregate Bond Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS

                       Merrill Lynch Aggregate Bond Index Series

                                                      Face       Interest         Maturity                          Value
                       Issue                         Amount       Rate             Date(s)            Cost        (Note 1a)
US Government          United States Treasury    $10,600,000      8.75  %        5/15/2017       $ 12,612,736   $ 12,753,072
Obligations--49.68%    Bonds                       6,110,000      6.625          2/15/2027          5,901,940      5,978,268

                       United States Treasury      7,020,000      6.25           6/30/1998          7,036,305      7,050,677
                       Notes                      16,550,000      6.25           5/31/1999         16,596,958     16,596,506
                                                  19,020,000      6.375          5/15/2000         19,077,869     19,088,282
                                                  16,300,000      6.50           5/31/2002         16,362,893     16,366,178
                                                   1,000,000      6.25           6/30/2002            998,100        994,060
                                                   5,350,000      6.25           2/15/2007          5,158,502      5,234,654
                                                   3,880,000      6.625          5/15/2007          3,921,770      3,912,127

                       Total Investments in
                       US Government Obligations--49.68%                                           87,667,073     87,973,824

US Government Agency   Federal Home Loan Mortgage  5,511,876      6.50      2/01/2012--6/01/2012    5,393,521      5,405,055
Mortgage-Backed        Corporation Participation     315,000      6.50(1)          TBA(3)             313,917        313,718
Obligations*--29.24%   Certificates--Gold Program  5,796,396      7.00      3/01/2012--5/01/2027    5,644,430      5,714,928
                                                   1,195,000      7.00(2)          TBA(3)           1,202,842      1,199,099
                                                   3,750,251      7.50      5/01/2012--6/01/2027    3,741,785      3,774,954
                                                   2,097,051      8.00      5/01/2012--6/01/2027    2,132,570      2,164,982
                                                   4,398,414      9.50     2/01/2019--10/01/2024    4,728,125      4,737,365

                       Federal National              234,005      5.50           6/01/2011            218,356        221,645
                       Mortgage Association        2,097,655      6.00      2/01/2026--4/01/2027    1,906,581      1,950,561
                       Mortgage-Backed Securities    400,000      6.00             TBA(3)             373,000        371,872
                                                   1,504,098      6.50(2)   4/01/2004--7/01/2004    1,466,086      1,473,077
                                                     358,200      6.50           6/01/2027            338,499        342,414
                                                   4,765,000      7.00           6/01/2027          4,675,341      4,668,175
                                                   3,135,000      7.50             TBA(3)           3,137,812      3,141,834

                       Government National           997,626      6.00      3/15/2011--5/15/2011      965,204        967,698
                       Mortgage Association          920,376      6.50           4/15/2026            868,029        880,394
                       Mortgage-Backed Securities  1,715,000      7.00             TBA(3)           1,679,092      1,683,375
                                                   3,975,000      7.50             TBA(3)           3,992,594      3,986,170
                                                   5,546,591      8.00      5/15/2026--6/15/2027    5,658,867      5,674,828
                                                   2,994,464      8.50      9/15/2026--5/15/2027    3,119,076      3,111,428

                       Total Investments in
                       US Government Agency Mortgage-Backed Obligations--29.24%                    51,555,727     51,783,572

                       S&P       Moody's    Face
INDUSTRIES             Ratings   Ratings   Amount            Corporate Bonds & Notes
Asset-Backed           AAA       Aaa     $1,000,000   Standard Credit Card Master Trust,
Securities--.56%                                      5.50% due 12/07/2000                            990,000        989,370

Banking--3.60%         A-        A1       1,000,000   Chase Manhattan Corp., 9.75% due
                                                      11/01/2001                                    1,112,050      1,107,320
                       BBB+      A3       1,020,000   Fleet/Norstar Financial Group, Inc.,
                                                      8.125% due 7/01/2004                          1,066,374      1,076,916

                       A         A2         500,000   Malayan Banking BHD, New York, 7.125%
                                                      due 9/15/2005                                   499,615        497,675
                       BBB       A3       1,000,000   Merita Bank, Ltd., 6.50% due 1/15/2006          926,810        953,070
                       AA-       Aa3      1,835,000   Norwest Corporation, 5.75% due 2/01/2003      1,730,864      1,743,232
                       BBB+      A1       1,000,000   Wells Fargo Capital, 8.125% due
                                                      12/01/2026 (a)                                  967,500        996,970
                                                                                                 ------------   ------------
                                                                                                    6,303,213      6,375,183

Financial Services--   BBB+      A2         200,000   Heller Financial, Inc., 7% due
1.95%                                                 5/15/2002                                       197,878        200,594
                       A+        A1         275,000   International Lease Finance Corp.,
                                                      6.625% due 4/01/1999                            274,461        276,238
                       BBB       Baa1     1,000,000   Salomon Inc., 6.50% due 3/01/2000               986,750        994,960
                       A         A2       2,000,000   Smith Barney Holdings, Inc., 7.125%
                                                      due 10/01/2006                                1,996,200      1,987,500
                                                                                                 ------------   ------------
                                                                                                    3,455,289      3,459,292

Financial Services--   A+        Aa3        200,000   CIT Group Holdings, Inc., 5.875%
Consumer--.83%                                        due 10/15/2008                                  178,758        181,048
                       A+        A2       1,000,000   Ford Motor Credit Co., 7.75% due
                                                      11/15/2002                                    1,025,760      1,038,530
                       A         A3         250,000   Household Finance Corp., 7.75% due
                                                      6/01/1999                                       254,788        255,845
                                                                                                 ------------   ------------
                                                                                                    1,459,306      1,475,423

Foreign Government     BBB+      A3       1,600,000   People's Republic of China, 6.625%
Obligations--.89%                                     due 1/15/2003                                 1,571,552      1,566,208

Industrial--           AA-       A1       1,000,000   Anheuser-Busch Co., Inc., 6.75% due
Consumer Goods--                                      11/01/2006                                      969,880        972,550
1.25%                  A+        A2         550,000   Grand Metropolitan Investment, 9%
                                                      due 8/15/2011                                   617,518        636,075
                       BBB       Baa2       250,000   Levi Strauss & Co., 7% due 11/01/2006 (a)       241,410        246,025
                       A         A2         365,000   Philip Morris Companies, Inc., 6.95%
                                                      due 6/01/2006                                   367,606        366,215
                                                                                                 ------------   ------------
                                                                                                    2,196,414      2,220,865

Industrial--           AA        Aa2        100,000   Mobil Corp., 7.25% due 3/15/1999                101,251        101,528
Energy--.06%

Industrial--           AA-       Aa3      1,000,000   E.I. du Pont de Nemours, 7.95%
Manufacturing--                                       due 1/15/2023                                 1,009,260      1,009,930
3.03%                  AAA       Aaa        300,000   General Electric Capital Corp.,
                                                      8.375% due 3/01/2001                            316,032        316,443
                       A-        A3       1,600,000   General Motors Acceptance Corp.,
                                                      5.45% due 3/01/1999                           1,571,584      1,575,568
                       BBB+      Baa1       100,000   General Motors Acceptance Corp.,
                                                      9.375% due 4/01/2000                            106,398        106,687
                       NR++      NR++     1,000,000   International Business Machines
                                                      Corp., 7.125% due 12/01/2096                    948,080        942,380
                       A         A2         900,000   Lucent Technologies Inc., 6.90%
                                                      due 7/15/2001                                   895,563        907,938
                       BBB       Baa3       500,000   Seagate Technology Inc., 7.45%
                                                      due 3/01/2037                                   505,315        502,380
                                                                                                 ------------   ------------
                                                                                                    5,352,232      5,361,326

Industrial--           A         A2       1,000,000   Commercial Credit Corp., 6.125%
Other--1.59%                                          due 3/01/2000                                   985,890        985,670
                       BBB+      Baa1     1,500,000   Norfolk Southern Corp., 7.70%
                                                      due 5/15/2017                                 1,538,160      1,533,870
                       A         A2         300,000   WMC Finance, USA, 7.25% due 11/15/2013          291,822        294,336
                                                                                                 ------------   ------------
                                                                                                    2,815,872      2,813,876

Merrill Lynch Aggregate Bond Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS (concluded)

                       Merrill Lynch Aggregate Bond Index Series (concluded)

                       S&P       Moody's     Face                                                                    Value
INDUSTRIES             Ratings   Ratings    Amount         Corporate Bonds & Notes                   Cost          (Note 1a)
Industrial--           BBB+      Baa1    $1,000,000   Dayton Hudson Co., 10% due
Services--1.66%                                       1/01/2011                                  $  1,227,430   $  1,215,190
                       A         A3         750,000   GTE Corp., 7.83% due 5/01/2023                  722,123        742,485
                       A         A2         360,000   May Department Stores Co., 7.60%
                                                      due 6/01/2025                                   345,942        359,849
                       A         A2         200,000   Penney (J.C.) & Co., 7.95% due
                                                      4/01/2017                                       204,476        208,140
                       BBB-      Ba1        400,000   Time Warner, Inc., 8.18% due 8/15/2007          410,104        416,444
                                                                                                 ------------   ------------
                                                                                                    2,910,075      2,942,108

Telecommunications--   BBB-      Baa3       100,000   Tele-Communications, Inc., 9.80%
 .06%                                                  due 2/01/2012                                   110,548        114,459

Utilities--            AAA       Aaa        900,000   BellSouth Telecommunications, Inc.,
Communications--                                      6.75% due 10/15/2033                            796,973        809,946
 .65%                   A         A2         150,000   MCI Communications Corp., 7.50%
                                                      due 8/20/2004                                   155,665        155,665
                       A         Aa3        200,000   U S West Communications Inc.,
                                                      6.875% due 9/15/2033                            178,850        178,850
                                                                                                 ------------   ------------
                                                                                                    1,131,488      1,144,461

Utilities--            AA+       A1       1,470,000   Baltimore Gas & Electric Co.,
Gas & Electric--                                      8.375% due 8/15/2001                          1,551,364      1,555,789
2.61%                  BBB+      A3         100,000   Detroit Edison Co., 5.93% due
                                                      2/01/2001                                        96,905         97,040
                       A-        A3       1,700,000   Public Service Electric & Gas Co.,
                                                      6.50% due 6/01/2000                           1,699,252      1,699,575
                       AA+       A2       1,250,000   Wisconsin Electric Power Co.,
                                                      7.25% due 8/01/2004                           1,280,137      1,273,837
                                                                                                 ------------   ------------
                                                                                                    4,627,658      4,626,241

Yankees--              AA-       Aa3        425,000   Abbey National First Capital,
Corporate--1.03%                                      8.20% due 10/15/2004                            450,003        452,808
                       A+        A2       1,000,000   Hydro-Quebec, 8.875% due 3/01/2026            1,116,000      1,135,510
                       AA        Aa2        230,000   Swiss Bank Corp. (New York),
                                                      7.50% due 7/15/2025                             225,195        228,321
                                                                                                 ------------   ------------
                                                                                                    1,791,198      1,816,639

                       Total Investments in Corporate Bonds & Notes--19.77%                        34,816,096     35,006,979

                       Face Amount                    Short-Term Securities

Repurchase             $ 3,516,000                    Nikko Securities Co., purchased on
Agreements**--1.99%                                   6/30/1997 to yield 6.05% to 7/01/1997         3,516,000      3,516,000

US Government           15,000,000                    Federal Home Loan Mortgage Corp.,
Agency Discount                                       5.41% due 7/14/1997                          14,970,696     14,970,696
Obligations***--8.45%

                       Total Investments in Short-Term Securities--10.44%                          18,486,696     18,486,696

                       Total Investments--109.13%                                                $192,525,592    193,251,071
                                                                                                 ============
                       Liabilities in Excess of Other Assets--(9.13%)                                            (16,163,168)
                                                                                                                ------------
                       Net Assets--100.00%                                                                      $177,087,903
                                                                                                                ============

  [FN]
    *Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
   **Repurchase Agreements are fully collateralized by US Government
     Agency Obligations.
  ***Certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Series.
   ++Not Rated.
  (a)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
  (1)Represents balloon mortgages that amortize on a 30-year schedule and have 5-year maturities.
  (2)Represents balloon mortgages that amortize on a 30-year schedule and have 7-year maturities.
  (3)Represents a "to-be-announced" (TBA) transaction. The Series has committed to purchasing securities for which all specific information is not available at this time.

                      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES        As of June 30, 1997
Assets:             Investments, at value (identified cost--$192,525,592) (Note 1a)                         $193,251,071
                    Cash                                                                                           5,763
                    Receivables:
                      Interest                                                             $  1,753,723
                      Contributions                                                           1,681,516
                      Investment adviser (Note 2)                                                 5,421
                      Loaned securities                                                           4,381
                      Securities sold                                                                79        3,445,120
                                                                                           ------------
                    Deferred organization expenses (Note 1e)                                                      17,076
                    Total assets                                                                             196,719,030
                                                                                                            ------------

Liabilities:        Payables:
                      Securities purchased                                                   19,373,297
                      Withdrawals                                                               212,826       19,586,123
                                                                                           ------------
                    Accrued expenses and other liabilities                                                        45,004
                                                                                                            ------------
                    Total liabilities                                                                         19,631,127
                                                                                                            ------------

Net Assets:         Net assets                                                                              $177,087,903
                                                                                                            ============

Net Assets          Partners capital                                                                        $176,362,424
Consist of:         Unrealized appreciation on investments--net                                                  725,479
                                                                                                            ------------
                    Net assets                                                                              $177,087,903
                                                                                                            ============
                    See Notes to Financial Statements.

Merrill Lynch Aggregate Bond Index Fund, June 30, 1997

STATEMENT OF OPERATIONS
MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES        For the Period April 3, 1997++ to June 30, 1997
Investment Income   Interest and discount earned                                                            $  1,327,540
(Note 1d):          Other                                                                                         14,151
                                                                                                            ------------
                    Total income                                                                               1,341,691
                                                                                                            ------------

Expenses:           Amortization of organization expenses (Note 1e)                        $     14,655
                    Investment advisory fees (Note 2)                                            12,712
                    Accounting services (Note 2)                                                  8,519
                    Custodian fees                                                                8,355
                    Professional fees                                                             6,747
                    Pricing fees                                                                  2,565
                    Trustees' fees and expenses                                                   1,452
                    Other                                                                         1,435
                                                                                           ------------
                    Total expenses before reimbursement                                          56,440
                    Reimbursement of expenses (Note 2)                                          (18,133)
                                                                                           ------------
                    Total expenses after reimbursement                                                            38,307
                                                                                                            ------------
                    Investment income--net                                                                     1,303,384
                                                                                                            ------------

Realized &          Realized gain from investments--net                                                          214,770
Unrealized Gain on  Unrealized appreciation on investments--net                                                  725,479
Investments--                                                                                               ------------
Net (Notes 1b,      Net Increase in Net Assets Resulting from Operations                                    $  2,243,633
1d & 3):                                                                                                    ============


                  ++Commencement of Operations.

                    See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
MERRILL LYNCH
AGGREGATE BOND                                                                                            For the Period
INDEX SERIES                                                                                           April 3, 1997++ to
                    Increase (Decrease) in Net Assets:                                                     June 30, 1997
Operations:         Investment income--net                                                                  $  1,303,384
                    Realized gain on investments--net                                                            214,770

                    Unrealized appreciation on investments--net                                                  725,479
                                                                                                            ------------
                    Net increase in net assets resulting from operations                                       2,243,633
                                                                                                            ------------

Capital             Contributions                                                                            178,989,404
Transactions:       Withdrawals                                                                               (4,145,134)
                                                                                                            ------------
                    Net increase in net assets derived from capital transactions                             174,844,270
                                                                                                            ------------

Net Assets:         Total increase in net assets                                                             177,087,903
                    Beginning of period                                                                               --
                                                                                                            ------------
                    End of period                                                                           $177,087,903
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
MERRILL LYNCH                                                                                             For the Period
AGGREGATE BOND      The following ratios have been derived from                                        April 3, 1997++ to
INDEX SERIES        information provided in the financial statements.                                      June 30, 1997
Ratios to Average   Expenses, net of reimbursement                                                                  .18%*
Net Assets:                                                                                                 ============
                    Expenses                                                                                        .27%*
                                                                                                            ============
                    Investment income--net                                                                         6.15%*
                                                                                                            ============

Supplemental        Net assets, end of period (in thousands)                                                $    177,088
Data:                                                                                                       ============
                    Portfolio turnover                                                                            62.75%
                                                                                                            ============


                   *Annualized.
                  ++Commencement of Operations.

                    See Notes to Financial Statements.

Merrill Lynch Aggregate Bond Index Fund, June 30, 1997

NOTES TO FINANCIAL STATEMENTS


MERRILL LYNCH
AGGREGATE BOND
INDEX SERIES

1. Significant Accounting Policies:
Merrill Lynch Aggregate Bond Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock ex-change are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchas-ed are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Series may purchase or sell stock index futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.06% of the average daily value of the Series' net assets. For the period April 3, 1997 to June 30, 1997, MLAM earned fees of $12,712, all of which was voluntarily waived. MLAM also reimbursed the Series for additional expenses of $5,421.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the period April 3, 1997 to June 30, 1997 were $229,141,005 and $55,314,987, respectively.

Net realized and unrealized gains as of June 30, 1997 were as follows:

                                     Realized     Unrealized
                                      Gains         Gains

Long-term investments            $    214,770   $    725,479
                                 ------------   ------------
Total                            $    214,770   $    725,479
                                 ============   ============

As of June 30, 1997, net unrealized appreciation for Federal income tax purposes aggregated $725,479, of which $835,666 related to appreciated securities and $110,187 related to depreciated securities. At June 30, 1997, the aggregate cost of investments for Federal income tax purposes was $192,525,592.


4. Loaned Securities:
At June 30, 1997, the Series held US Treasury Notes having an aggregate value of approximately $45,073,000 as collateral for portfolio securities loaned having a market value of approximately $44,096,000.

                    [This page is intentionally left blank.]

                    UNAUDITED FINANCIAL STATEMENTS FOR

          INTERNATIONAL INDEX FUND AND INTERNATIONAL INDEX SERIES

         FOR THE PERIOD APRIL 9, 1997 (COMMENCEMENT OF OPERATIONS)

                             TO JUNE 30, 1997

Merrill Lynch International Index Fund, June 30, 1997

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
INTERNATIONAL
INDEX FUND          As of June 30, 1997
Assets:             Investment in Merrill Lynch International Index Series,
                    at value (identified cost--$117,247,594) (Note 1a)                                      $127,536,219
                    Deferred organization expenses (Note 1d)                                                      18,388
                    Other assets                                                                                  31,202
                                                                                                            ------------
                    Total assets                                                                             127,585,809
                                                                                                            ------------

Liabilities:        Payables:
                      Administrative fees (Note 2)                                         $     26,994
                      Distributor (Note 2)                                                        5,450           32,444
                                                                                           ------------
                    Accrued expenses and other liabilities                                                         9,245
                                                                                                            ------------
                    Total liabilities                                                                             41,689
                                                                                                            ------------

Net Assets:         Net assets                                                                              $127,544,120
                                                                                                            ============
Net Assets          Class A Shares of Common Stock, $0.0001 par value, 125,000,000
Consist of:         shares authorized                                                                       $        883
                    Class D Shares of Common Stock, $0.0001 par value, 125,000,000
                    shares authorized                                                                                224
                    Paid-in capital in excess of par                                                         115,427,125
                    Undistributed investment income--net                                                         826,482
                    Undistributed realized capital gains on investments and foreign
                    currency transactions from the Series--net                                                 1,000,781
                    Unrealized appreciation on investments and foreign currency
                    transactions from the Series--net                                                         10,288,625
                                                                                                            ------------
                    Net assets                                                                              $127,544,120
                                                                                                            ============

Net Asset           Class A--Based on net assets of $101,725,573 and 8,831,531
Value:                       shares outstanding                                                             $      11.52
                                                                                                            ============
                    Class D--Based on net assets of $25,818,547 and 2,242,149
                             shares outstanding                                                             $      11.52
                                                                                                            ============

                    See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
INTERNATIONAL
INDEX FUND          For the Period April 9, 1997++ to June 30, 1997
Investment Income   Investment income allocated from the Series                                             $    978,032
(Note 1b):          Expenses allocated from the Series                                                           (43,230)
                                                                                                            ------------
                    Net investment income from the Series                                                        934,802
                                                                                                            ------------

Expenses:           Administration fee (Note 2)                                            $     50,554
                    Registration fees (Note 1d)                                                  36,742
                    Account maintenance fee--Class D (Note 2)                                    14,371

                    Printing and shareholder reports                                              8,885
                    Transfer agent fees--Class A (Note 2)                                         7,472
                    Professional fees                                                             6,692
                    Transfer agent fees--Class D (Note 2)                                         3,060
                    Accounting services (Note 2)                                                  1,597
                    Amortization of organization expenses (Note 1d)                                 987
                    Directors' fees and expenses                                                    228
                    Other                                                                         1,293
                                                                                           ------------
                    Total expenses before reimbursement                                         131,881
                    Reimbursement of expenses (Note 2)                                          (23,561)
                                                                                           ------------
                    Total expenses after reimbursement                                                           108,320
                                                                                                            ------------
                    Investment income--net                                                                       826,482
                                                                                                            ------------

Realized &          Realized gain from the Series on:
Unrealized            Investments--net                                                          698,833
Gain from the         Foreign currency transactions--net                                        301,948        1,000,781
Series--Net:                                                                               ------------
                    Unrealized appreciation on investments
                    and foreign currency transactions from the Series--net                                    10,288,625
                                                                                                            ------------
                    Net realized and unrealized gain on investments and
                    foreign currency transactions from the Series                                             11,289,406
                                                                                                            ------------
                    Net Increase in Net Assets Resulting from Operations                                    $ 12,115,888
                                                                                                            ============

                  [FN]
                  ++Commencement of Operations.

                    See Notes to Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                             For the Period
INTERNATIONAL                                                                                          April 9, 1997++ to
INDEX FUND          Increase (Decrease) in Net Assets:                                                     June 30, 1997
Operations:         Investment income--net                                                                  $    826,482
                    Realized gain on investments and foreign currency transactions
                    from the Series--net                                                                       1,000,781
                    Unrealized appreciation on investments and foreign currency transactions
                    from the Series--net                                                                      10,288,625
                                                                                                            ------------
                    Net increase in net assets resulting from operations                                      12,115,888
                                                                                                            ------------

Capital Share       Net increase in net assets derived from capital share transactions                       115,403,232
Transactions                                                                                                ------------
(Note 4):

Net Assets:         Total increase in net assets                                                             127,519,120
                    Beginning of period                                                                           25,000
                                                                                                            ------------
                    End of period*                                                                          $127,544,120
                                                                                                            ============

                   *Undistributed investment income--net                                                    $    826,482
                                                                                                            ============
                  ++Commencement of Operations.

                    See Notes to Financial Statements.


Merrill Lynch International Index Fund, June 30, 1997

FINANCIAL HIGHLIGHTS

MERRILL LYNCH       The following per share data and ratios have been derived                       For the Period
INTERNATIONAL       from information provided in the financial statements.                        April 9, 1997++ to
INDEX FUND                                                                                           June 30, 1997
                    Increase in Net Asset Value:                                               Class A          Class D
Per Share           Net asset value, beginning of period                                       $  10.00         $  10.00
Operating                                                                                      --------         --------
Performance:        Investment income--net                                                          .07              .09
                    Realized and unrealized gain on investments
                    and foreign currency transactions from the Series--net                         1.45             1.43
                                                                                               --------         --------
                    Total from investment operations                                               1.52             1.52
                                                                                               --------         --------
                    Net asset value, end of period                                             $  11.52         $  11.52
                                                                                               ========         ========

Total Investment    Based on net asset value per share                                           15.20%+++        15.20%+++
Return:                                                                                        ========         ========

Ratios to Average   Expenses, net of reimbursement++++                                             .67%*            .86%*
Net Assets:                                                                                    ========         ========
                    Expenses++++                                                                   .87%*           1.14%*
                                                                                               ========         ========
                    Investment income--net                                                        4.08%*           3.51%*
                                                                                               ========         ========

Supplemental        Net assets, end of period (in thousands)                                   $101,726         $ 25,818
Data:                                                                                          ========         ========

                [FN]
                   *Annualized.
                  ++Commencement of Operations.
                 +++Aggregate total investment return.
                ++++Includes the Fund's share of the Series' allocated expenses.


                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS


MERRILL LYNCH
INTERNATIONAL
INDEX FUND

1. Significant Accounting Policies:
Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch International Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses-- Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to a distribution plan (the "Distribution Plan") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.24% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the period April 9, 1997 to June 30, 1997, MLAM earned fees of $50,554, of which $23,561 was voluntarily waived.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.


3. Investments:
Increases and decreases in the Fund's investment in the Series for the period April 9, 1997 to June 30, 1997 were $117,470,166 and
$2,158,154, respectively.


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $115,403,232 for the period April 9, 1997 to June 30, 1997.

Transactions in capital shares for each class were as follows:


Class A Shares for the Period                       Dollar
April 9, 1997++ to June 30, 1997      Shares        Amount

Shares sold                         9,403,418   $ 99,309,149
Shares redeemed                      (573,137)    (6,117,455)
                                  -----------   ------------
Net increase                        8,830,281   $ 93,191,694
                                  ===========   ============

[FN]
++Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.


Class D Shares for the Period                       Dollar
April 9, 1997++ to June 30, 1997      Shares        Amount

Shares sold                         2,713,916   $ 27,268,348
Shares redeemed                      (473,017)    (5,056,810)
                                  -----------   ------------
Net increase                        2,240,899   $ 22,211,538
                                  ===========   ============
[FN]
++Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

Merrill Lynch International Index Fund, June 30, 1997

SCHEDULE OF INVESTMENTS

                       Merrill Lynch International Index Series
                                                                               Shares                             Value
COUNTRY                Investments                                              Held                            (Note 1a)
Australia              Australian Gas Light Company (The)                       28,500                       $    166,614
                       Broken Hill Proprietary Company Ltd.                     28,500                            416,171
                       Coca-Cola Amatil Ltd.                                    10,400                            134,071
                       Coles Myer Ltd.                                          18,200                             93,986
                       Foster's Brewing Group Ltd.                              54,000                             99,564
                       Howard Smith Ltd.                                         9,000                             84,993
                       ICI Australia Ltd.                                       13,300                            130,087
                       National Australia Bank Ltd.                             25,500                            362,559
                       News Corporation Ltd. (The)                              28,800                            137,069
                       News Corporation Ltd. (The) (Preferred)                  35,900                            140,455
                       North Ltd.                                               37,800                            143,072
                       Pacific Dunlop Ltd.                                      45,500                            133,681
                       Pioneer International Ltd.                               26,200                            100,541
                       Rio Tinto Ltd.                                            6,500                            110,004
                       Santos Ltd.                                              19,400                             80,989
                       Tabcorp Holdings Ltd.                                    15,400                             83,105
                       WMC Limited                                              22,000                            137,683
                       Westpac Banking Corporation Ltd.                         27,100                            161,882

                       Total Investments in Australia (Cost--$2,544,609)--2.1%                                  2,716,526


Austria                Bank Austria AG                                           4,050                            224,651
                       Creditanstalt-Bankverein AG                               2,150                            125,573
                       EA--Generali AG                                             500                            131,536
                       Flughafen Wien AG                                         2,550                            107,749
                       OMV AG (Class A)                                          1,950                            249,878
                       Oesterreichische
                        Elektrizitaetswirtschafts AG (Verbund)                   2,600                            183,192
                       VA--Technologie AG (VA TECH)                              1,000                            183,070
                       Wienerberger Baustoffindustrie AG                         1,250                            256,852

                       Total Investments in Austria (Cost--$1,415,604)--1.1%                                    1,462,501

Belgium                Barco NV (Belgian American Radio Corp.)                     800                            162,316
                       Bekaert NV                                                  200                            135,680
                       Cimenteries CBR
                        Cementbedrijven SA                                       2,400                            220,429
                       Electrabel SA                                             1,200                            257,501
                       Etablissements Delhaize
                        Freres & Cie 'Le Lion' SA                                2,600                            136,766
                       Fortis AG                                                   900                            186,112
                       Generale de Banque SA                                       500                            192,736
                       Glaverbel SA                                                500                             73,476
                       Groupe Bruxelles Lambert SA                                 700                            117,478
                       Petrofina SA                                                700                            265,447
                       Royale Belge SA                                             600                            174,506
                       Solvay SA                                                   200                            118,007
                     ++Union Miniere SA (b)                                        900                             84,414

                       Total Investments in Belgium (Cost--$2,003,133)--1.7%                                    2,124,868


Denmark                D/S Norden A/S (Class B)                                      9                            322,413
                       D/S Svendborg A/S                                             6                            310,421
                       Den Danske Bank A/S                                       1,600                            155,904
                       FLS Industries A/S                                        3,000                            101,815
                       Novo Nordisk A/S (Class B)                                1,900                            207,491
                       Tele Danmark A/S                                          4,200                            218,562
                       Unidanmark A/S                                            2,100                            118,150

                       Total Investments in Denmark (Cost--$1,294,879)--1.1%                                    1,434,756


Finland                Kesko OY                                                  7,000                             99,896
                       Merita OY (Class A)                                      32,250                            105,730
                       Nokia OY AB (Series A)                                    6,000                            453,003
                       Nokia OY AB (Series K)                                    3,000                            223,898
                       Outokumpu OY                                              6,750                            134,078
                       Rauma OY                                                  2,000                             45,898
                       Sampo Insurance Company Ltd.                                750                             73,042
                       UPM-Kymmene OY                                            8,750                            202,492

                       Total Investments in Finland (Cost--$1,199,144)--1.0%                                    1,338,037

France                 Accor SA                                                  1,050                            157,279
                       Alcatel Alsthom Cie Generale
                        d'Electricite SA                                         4,600                            576,282
                       L'Air Liquide SA                                          1,700                            269,979
                       L'Oreal SA                                                1,750                            737,544
                       Lafarge SA                                                2,650                            164,867

                       Axa SA                                                    8,800                            547,482
                       Banque Nationale de Paris SA (BNP)                        6,300                            259,725
                       Bouygues SA                                               1,150                             94,644
                       Canal+                                                    1,050                            204,463
                       Carrefour SA                                              1,050                            762,804
                       Compagnie Bancaire SA                                     1,100                            140,428
                       Compagnie de Saint-Gobain SA                              2,400                            350,100
                       Compagnie de Suez SA                                     99,000                            243,502
                       Compagnie Financiere de Paribas                           3,800                            262,609
                       Compagnie Generale des Eaux SA                            3,350                            429,378
                       Compagnie Generale des Eaux SA
                        (Warrants) (a)                                           1,500                                899
                       Compagnie Generale des Etablissements
                        Michelin (Class B)                                       4,150                            249,287
                       Comptoirs Modernes SA                                       400                            211,067
                       Elf Aquitaine SA                                          7,000                            755,417
                       Eridania Beghin-Say SA                                      950                            142,300
                       Groupe Casino Guichard Perachon SA                        2,600                            128,741
                       Groupe Danone SA                                          2,050                            338,823
                       Havas SA                                                  2,300                            165,799
                       Imetal SA                                                   850                            112,708
                       LVMH Moet-Hennessy Louis Vuitton SA                       2,550                            685,799
                       Lagardere SCA                                             4,350                            126,393
                       Legrand SA                                                  900                            158,556
                       Lyonnaise des Eaux SA                                     1,900                            191,459
                       Pernod Ricard SA                                          2,400                            123,781
                       Peugeot SA                                                1,650                            159,526
                       Pinault-Printemps Redoute SA (b)                            650                            312,448
                       Promodes SA                                                 650                            253,255
                       Rhone-Poulenc SA (Class A)                                8,900                            363,581
                       SAGEM SA                                                    250                            127,023
                       Sanofi SA                                                 3,150                            308,839
                       Schneider SA                                              4,300                            228,947
                       Sidel SA                                                  1,300                            100,683
                       Societe Bic SA                                              900                            147,220
                       Societe Generale de France SA                             2,700                            301,486
                       Societe Nationale d'Exploitation
                        Industrielle des Tabacs et Allumettes SA                 2,550                             80,733
                       Sodexho Alliance SA                                         250                            128,045
                       Thomson-CSF SA                                            4,000                            103,083
                       Total SA (Class B)                                        6,550                            662,258
                       Usinor-Sacilor                                            9,450                            170,505
                       Valeo SA                                                  2,250                            139,790

                       Total Investments in France (Cost--$11,526,871)--9.5%                                   12,179,537

Germany                Aachener und Muenchener Beteiligungs AG                     200                            176,747
                       Adidas AG                                                 2,250                            249,197
                       Allianz AG Holding                                       10,850                          2,272,610
                       BASF AG                                                  24,600                            909,830
                       Bayer AG                                                 29,150                          1,121,102
                       Bayerische Hypotheken-und
                        Wechsel-Bank AG                                         11,350                            339,666
                       Bayerische Vereinsbank AG                                11,550                            472,578
                       Beiersdorf AG                                             3,750                            193,676
                       CKAG Colonia Konzern AG                                   1,200                            110,869
                       Continental AG                                            5,650                            140,715
                       Daimler-Benz AG                                          21,200                          1,721,451
                       Degussa AG                                                7,500                            397,251
                       Deutsche Bank AG                                         19,650                          1,149,050
                       Deutsche Lufthansa AG                                    16,450                            315,765
                       Deutsche Telekom AG                                      91,100                          2,195,685
                       Dresdner Bank AG                                         18,200                            629,783
                       Friedrich Grohe AG (Preferred)                              550                            170,435
                       Heidelberger Zement AG                                    2,100                            198,841
                       Hochtief AG                                               3,400                            152,186
                       Karstadt AG                                                 700                            249,455
                       Linde AG                                                    350                            268,134
                       MAN AG                                                      500                            154,080
                       METRO AG                                                  3,850                            422,205
                       Mannesmann AG                                             1,600                            713,417
                       Merck KGaA                                                7,600                            335,602
                       Muenchener Rueckversicherungs-
                        Gesellschaft  AG                                           350                            982,153
                       Preussag AG                                                 700                            205,067
                       RWE AG                                                   13,700                            589,636
                       RWE AG (Preferred)                                        8,450                            294,339
                       SAP AG                                                    2,650                            532,251
                       SAP AG (Preferred)                                        1,850                            384,311
                       SGL CARBON AG                                             1,000                            137,037
                       Schering AG                                               3,150                            336,854
                       Siemens AG                                               22,600                          1,342,953
                       Thyssen AG                                                1,350                            319,953
                       VEBA AG                                                  19,950                          1,121,944
                       Viag AG                                                   1,100                            500,574
                       Volkswagen AG                                             1,200                            920,693
                       Volkswagen AG (Preferred)                                   400                            224,951

                       Total Investments in Germany (Cost--$21,336,204)--18.0%                                 22,953,046

Merrill Lynch International Index Fund, June 30, 1997

                       Merrill Lynch International Index Series (continued)
                                                                               Shares                             Value
COUNTRY                Investments                                              Held                            (Note 1a)
Hong Kong              Cheung Kong (Holdings) Limited                           33,000                       $    325,876
                       Hang Seng Bank Limited                                   12,000                            171,167
                       Hong Kong Telecommunications Ltd.                        83,000                            198,211
                       Hutchison Whampoa Ltd.                                   27,000                            233,516
                       Sun Hung Kai Properties Limited                          16,000                            192,596
                       Swire Pacific Ltd. (Class A)                             13,000                            117,048

                       Total Investments in Hong Kong (Cost--$1,053,553)--1.0%                                  1,238,414


Ireland                CRH PLC                                                  17,300                            180,987
                       Greencore Group PLC                                      41,300                            202,921
                       Jefferson Smurfit Group PLC                              46,200                            134,103

                       Total Investments in Ireland (Cost--$513,738)--0.4%                                        518,011

Italy                  Assicurazioni Generali SpA                               39,200                            712,476
                       Banca Commerciale Italiana SpA                           99,700                            206,425
                       Banca Popolare di Milano (SCRL)                          18,100                            108,434
                       Banco Ambrosiano Veneto SpA                              34,100                             98,282
                       Benetton SpA                                              9,256                            147,815
                       Cartiere Burgo SpA                                       13,000                             72,107
                       Credito Italiano SpA                                    124,900                            228,480
                       Edison SpA                                               37,800                            187,988
                       Ente Nazionale Idrocarburi (ENI)                        371,400                          2,102,656
                       Fiat SpA                                                168,900                            608,004
                       Fiat SpA (Preferred)                                     59,800                            110,448
                       Istituto Bancario San Paolo di Torino SpA                43,700                            318,477
                       Istituto Mobiliare Italiano SpA                          31,800                            286,183
                       Istituto Nazionale delle Assicurazioni SpA              252,800                            385,126
                       Italcementi SpA                                          13,900                             86,665
                       Italgas Torino SpA                                       37,700                            121,963
                       Mediaset SpA                                             60,500                            256,754
                       Mediobanca-Banca di Credito
                        Finanziario SpA                                         24,100                            146,293
                       Montedison SpA                                          291,200                            192,181
                     ++Olivetti SpA                                            217,100                             61,487
                       Parmalat Finanziaria SpA                                 80,600                            114,019
                       Pirelli SpA                                              73,100                            181,019
                       Riunione Adriatica di Sicurta SpA                        21,600                            170,884
                       Sirti SpA                                                20,100                            115,923
                       TIM SpA                                                  76,500                            136,792
                       TIM SpA (RNC)                                           319,900                          1,034,910
                       Telecom Italia SpA                                      321,900                            963,750
                       Telecom Italia SpA (RNC)                                 78,200                            154,781

                       Total Investments in Italy (Cost--$8,703,158)--7.3%                                      9,310,322

Japan                  Acom Co., Ltd.                                            5,000                            241,111
                       Advantest Corporation                                     2,000                            153,752
                       Asahi Bank, Ltd.                                         32,000                            272,560
                       Asahi Chemical Industry Co., Ltd.                        27,000                            161,571
                       Asahi Glass Co., Ltd.                                    13,000                            129,466
                       Bank of Tokyo-Mitsubishi, Ltd.                           57,000                          1,145,278
                       Bridgestone Corporation                                  11,000                            255,613
                       Canon Inc.                                               11,000                            299,817
                       Chugai Pharmaceutical Co., Ltd.                          32,000                            287,936
                       Cosmo Oil Company, Ltd.                                  29,000                            138,831
                       Dai Nippon Printing Co., Ltd.                            10,000                            226,260
                       Daiei, Inc. (The)                                        17,000                            109,155
                       Dainippon Ink & Chemicals, Inc.                          54,000                            233,039
                       Daiwa House Industry Co., Ltd.                           18,000                            220,145
                       Daiwa Securities Co., Ltd.                               19,000                            150,048
                       East Japan Railway Co.                                      442                             26,016
                       NTN Corporation                                          40,000                            223,989
                       Nankai Electric Railway Co., Ltd.                        28,000                            142,850
                       Nikon Corporation                                         7,000                            118,022
                       Nippon Express Co., Ltd.                                 21,000                            167,861
                       Nippon Oil Co., Ltd.                                     43,000                            235,529
                       Nippon Paper Industries Co., Ltd.                        14,000                             81,087
                       Nippon Steel Corporation                                 80,000                            255,788
                       Nippon Telegraph & Telephone Corp.                          230                          1,105,092
                       Nippondenso Finance NV                                   12,000                            287,237
                       Nissan Motor Co., Ltd.                                   38,000                            295,117
                       Nitto Denko Corp.                                         5,000                             97,405
                       Nomura Securities Co., Ltd. (The)                        25,000                            345,069
                       Obayashi Corporation                                     27,000                            180,912
                       Omron Corporation                                         6,000                            127,370
                       Orix Corporation                                          1,000                             74,168
                       Rohm Company, Ltd.                                        2,000                            206,168

                       Fanuc Ltd.                                                4,000                            153,752
                       Fuji Bank, Ltd.                                          36,000                            540,928
                       Fuji Photo Film Co., Ltd.                                 7,000                            281,908
                       Fujitsu Limited                                          24,000                            333,362
                       Hitachi Ltd.                                             41,000                            458,461
                       Honda Motor Co., Ltd.                                    13,000                            391,806
                       Hoya Corporation                                          2,000                             89,106
                       Industrial Bank of Japan Ltd.                            32,000                            497,598
                       Ito-Yokado Co., Ltd.                                      5,000                            290,469
                     ++Japan Airlines Company, Ltd.                             24,000                            109,234
                       Japan Energy Corp.                                       51,000                            133,659
                       Jusco Co., Ltd.                                           5,000                            169,040
                       Kajima Corporation                                       26,000                            152,407
                       Kaneka Corporation                                       38,000                            238,351
                       Kansai Electric Power Co., Inc. (The)                    10,000                            193,064
                       Kawasaki Steel Corporation                               48,000                            156,408
                       Keihin Electric Express Railway Co., Ltd.                34,000                            159,797
                       Kirin Brewery Company Ltd.                               20,000                            207,915
                       Komatsu Ltd.                                             26,000                            211,234
                       Kubota Corporation                                       65,000                            318,555
                       Kyocera Corporation                                       3,000                            238,490
                       Lion Corporation                                         78,000                            357,054
                       Marui Co., Ltd.                                           5,000                             93,037
                       Matsushita Electric Industrial Co., Ltd.                 26,000                            524,679
                       Minebea Co., Ltd.                                        10,000                            106,578
                       Mitsubishi Chemical Corp.                                49,000                            160,094
                       Mitsubishi Corporation                                   18,000                            224,862
                       Mitsubishi Electric Corporation                          31,000                            173,591
                       Mitsubishi Estate Co., Ltd.                              18,000                            261,029
                       Mitsubishi Heavy Industries, Ltd.                        40,000                            307,155
                       Mitsubishi Oil Company, Ltd.                             29,000                            129,204
                       Mitsubishi Trust and Banking Corp.                       17,000                            268,804
                       Mitsui & Co., Ltd.                                       23,000                            221,019
                       Mitsui Fudosan Co., Ltd.                                 14,000                            193,238
                       Mitsui Toatsu Chemicals, Inc.                            86,000                            236,656
                       Mitsui Trust & Banking Company, Ltd.                     18,000                            136,018
                       Murata Manufacturing Co., Ltd.                            4,000                            159,343
                       NEC Corporation                                          21,000                            293,527
                       NKK Corporation                                          69,000                            148,283
                       SMC Corporation                                           2,000                            169,127
                       Sakura Bank Limited                                      45,000                            345,156
                       Sankyo Company, Limited                                   6,000                            201,800
                       Sanyo Electric Co., Ltd.                                 44,000                            197,571
                       Secom Co., Ltd.                                           3,000                            220,407
                       Seino Transportation Co., Ltd.                           16,000                            173,320
                       Sekisui Chemical Co., Ltd.                               10,000                            101,337
                       Sekisui House, Ltd.                                      15,000                            152,005
                       Sharp Corporation                                        15,000                            207,041
                       Shin-Etsu Chemical Co., Ltd.                              7,000                            185,900
                       Shiseido Company, Ltd.                                   13,000                            214,641
                       Shizuoka Bank, Ltd. (The)                                17,000                            194,549
                       Sony Corporation                                          5,000                            436,359
                       Sumitomo Bank, Ltd.                                      39,000                            640,517
                       Sumitomo Chemical Co., Ltd.                              27,000                            122,416
                       Sumitomo Corporation                                     19,000                            180,921
                       Sumitomo Electric Industries, Ltd.                       13,000                            218,048
                       Sumitomo Metal & Mining Co., Ltd.                        16,000                            113,217
                       Sumitomo Metal Industries, Ltd.                          58,000                            165,179
                       Taisho Pharmaceutical Co., Ltd.                           5,000                            134,970
                       Takeda Chemical Industries, Ltd.                         11,000                            309,426
                       Teikoku Oil Co., Ltd.                                    42,000                            188,224
                       Toho Co., Ltd.                                              500                             82,554
                       Tokai Bank, Limited                                      27,000                            278,326
                       Tokio Marine & Fire Insurance Co., Ltd.                  18,000                            235,870
                       Tokyo Electric Power Co., Inc. (The)                     16,000                            336,857
                       Tokyo Electron Limited                                    3,000                            143,618
                       Tokyu Corporation                                        23,000                            142,858
                       Toppan Printing Co., Ltd.                                15,000                            235,870
                       Toray Industries, Inc.                                   23,000                            164,157
                       Tostem Corporation                                        5,000                            138,464
                       Toyo Seikan Kaisha, Ltd.                                  6,000                            133,135
                       Toyobo Co., Ltd.                                         89,000                            235,581
                       Toyoda Automatic Loom Works, Ltd.                        13,000                            295,274
                       Toyota Motor Corporation                                 46,000                          1,358,260
                       Wacoal Corp.                                             11,000                            136,455
                       Yamaha Corporation                                        4,000                             73,382
                       Yamato Transport Co., Ltd.                               20,000                            249,847

                       Total Investments in Japan (Cost--$22,570,397)--20.9%                                   26,626,616

Merrill Lynch International Index Fund, June 30, 1997

                       Merrill Lynch International Index Series (continued)
                                                                               Shares                             Value
COUNTRY                Investments                                              Held                            (Note 1a)
Malaysia               Rashid Hassain BHD                                       51,000                       $    161,667
                       Resorts World BHD                                        31,000                             93,355

                       Total Investments in Malaysia (Cost--$303,627)--0.2%                                       255,022

Netherlands            ABN AMRO Holding N.V.                                    15,100                            281,797
                       Elsevier N.V.                                            10,800                            180,624
                       Heineken N.V.                                               800                            136,651
                       Internationale Nederlanden Groep N.V.                    10,312                            475,849
                       Koninklijke Ahold N.V.                                    3,600                            303,977
                       Philips Electronics N.V.                                  4,600                            329,778
                       Royal Dutch Petroleum N.V.                               19,200                            999,551
                       Royal PTT Nederland N.V.                                  6,900                            270,906
                       Unilever N.V.                                             2,000                            421,375
                       Wolters Kluwer N.V.                                       1,200                            146,237

                       Total Investments in the Netherlands (Cost--$3,094,059)--2.8%                            3,546,745

New Zealand            Brierley Investments Limited                            137,600                            134,243
                       Fletcher Challenge Forests Division                       2,520                              3,654
                       Fletcher Challenge Paper                                 63,000                            152,376
                       Telecom Corporation of New Zealand                       37,700                            191,563

                       Total Investments in New Zealand (Cost--$436,283)--0.4%                                    481,836

Norway                 Aker RGI ASA (Class A)                                    2,500                             49,158
                       Aker RGI ASA (Class B)                                      500                              8,739
                       Christiania Bank og Kreditkasse                          32,200                            109,923
                       Dyno Industriere ASA                                      4,100                            106,373
                       Elkem ASA                                                 3,700                             72,501
                       Kvaerner ASA                                              1,700                            102,952
                       Norsk Hydro ASA                                           7,200                            392,282
                       Orkla ASA (A Shares)                                      1,900                            140,360
                     ++Petroleum geo-Services ASA                                1,600                             77,124
                     ++Storebrand ASA                                           11,200                             66,833

                       Total Investments in Norway (Cost--$1,077,809)--0.9%                                     1,126,245


Singapore              City Developments Ltd.                                   11,000                            107,745
                       DBS Land Ltd.                                            31,000                             98,034
                       Keppel Corporation Ltd.                                  28,500                            126,618
                     ++Keppel Corporation Ltd. (A Shares)                        3,500                             15,182
                       Singapore Airlines Ltd. 'Foreign'                        31,000                            277,618

                       Total Investments in Singapore (Cost--$639,084)--0.5%                                      625,197

Spain                  Acerinox S.A.                                               500                             93,752
                       Autopistas Concesionaria Espanola S.A.
                        (ACESA)                                                 12,000                            162,988
                       Banco Bilbao Vizcaya S.A.                                 8,200                            666,581
                       Banco Central Hispanoamericano S.A.                       7,200                            263,552
                       Banco Santander S.A.                                     18,000                            554,975
                       Corporacion Bancaria de Espana
                        (Argentaria)                                             4,500                            252,122
                       Corporacion Financiera Alba S.A.                          1,100                            139,620
                       Empresa Nacional de Electricidad S.A.
                        (Endesa)                                                 9,600                            806,465
                       Fomento de Construciones y Contratas S.A.                   800                            102,085
                       Gas Natural SDG S.A.                                      1,500                            327,912
                       Iberdrola S.A.                                           35,600                            449,684
                       Repsol S.A.                                              10,800                            456,937
                       Tabacalera S.A. (Class A)                                 1,900                            102,064
                       Telefonica de Espana S.A.                                34,300                            992,312
                       Union Electrica-Fenosa S.A.                              12,700                            115,572

                       Total Investments in Spain (Cost--$4,736,659)--4.3%                                      5,486,621

Sweden                 ABB AB (A Shares)                                        13,500                            189,455
                       Astra AB 'A' Fria1                                        7,290                            322,032
                       Electrolux AB                                             1,500                            108,260
                       Forsakrings AB Skandia                                    2,200                             81,098
                     ++Granges AB                                                  750                              9,943
                       Skanska Banken AB (B Shares)                              2,100                             92,894
                       Svenska Cellulosa AB (SCA) (B Shares)                     6,500                            136,198
                       Svenska Handelsbanken AB                                  3,700                            117,728
                       Telefonaktiebolaget LM
                        Ericsson (B Shares)                                     12,900                            508,064

                       H & M Hennes & Mauritz AB                                 3,000                            105,544
                       Skandinaviska Enskilda Banken AB                          8,200                             88,561
                       Volvo AB (B Shares)                                       4,500                            120,483

                       Total Investments in Sweden (Cost--$1,654,462)--1.5%                                     1,880,260

Switzerland            ABB AG (Bearer)                                             100                            151,609
                       Credit Suisse Group AG (Registered Shares)                1,350                            173,647
                       Nestle SA                                                   300                            396,378
                       Novartis AG                                                 400                            640,461
                       Roche Holding AG                                             50                            452,940
                       Schweizerische Rueckversicherungs-
                        Gesellschaft                                               100                            141,661
                       Schweizerischer Bankverein                                  600                            160,733
                       Union Bank of Switzerland (UBS)                             200                            229,128
                       Zuerich Versicherungs-Gesellschaft                          550                            219,215

                       Total Investments in Switzerland (Cost--$2,186,646)--2.0%                                2,565,772

United Kingdom         Abbey National PLC                                       10,800                            147,275
                       B.A.T. Industries PLC                                    28,600                            255,645
                       BG PLC                                                   47,200                            172,686
                       BTR PLC                                                  35,700                            122,003
                       Barclays PLC                                             12,700                            251,752
                       Bass PLC                                                 10,700                            130,431
                       Boots Company PLC (The)                                  20,000                            234,317
                       British Aerospace PLC                                     4,200                             93,349
                       British Airways PLC                                      11,700                            133,184
                       British Petroleum Co. PLC (The)                          42,200                            524,234
                       British Sky Broadcasting Group PLC                       16,700                            121,642
                       British Telecommunications PLC                           52,400                            388,650
                       Burmah Castrol PLC                                       15,900                            268,648
                       Cable and Wireless PLC                                   26,400                            241,468
                       Carlton Communications PLC                               30,500                            257,919
                       General Electric Company (The) PLC                       31,500                            188,060
                       Glaxo Wellcome PLC                                       27,800                            574,425
                       Granada Group PLC                                         8,400                            110,357
                       Grand Metropolitan PLC                                   23,700                            227,808
                       Great Universal Stores PLC                               11,300                            114,537
                       Guinness PLC                                             16,800                            164,278
                       HSBC Holdings PLC                                        14,300                            423,241
                       HSBC Holdings PLC (75p)                                   7,000                            215,184
                       Imperial Chemical Industries PLC                         11,000                            152,564
                       J Sainsbury PLC                                          19,300                            116,829
                       Kingfisher PLC                                           15,500                            175,796
                       Marks and Spencer PLC                                    29,200                            241,827
                       National Power PLC                                       11,600                            100,698
                       Peninsular & Oriental Steam
                        Navigation Co. PLC                                      14,900                            148,177
                       Prudential Corporation PLC                               15,400                            150,311
                       RTZ Corporation PLC                                       8,300                            144,447
                       Rank Group PLC (The)                                     17,600                            111,368
                       Reuters Holdings PLC                                     13,900                            146,322
                       Royal & Sun Alliance Insurance
                        Group PLC                                               15,000                            110,756
                       Royal Bank of Scotland Group PLC (The)                   11,100                            103,741
                       Scottish & Newcastle PLC                                 18,200                            195,522
                       Scottish Power PLC                                       17,100                            110,905
                       Smithkline Beecham PLC                                   22,200                            408,135
                       TSB Group PLC                                            42,700                            438,132
                       Tesco PLC                                                21,372                            131,859
                       Thorn PLC                                                10,700                            192,176
                       Unilever PLC                                              7,300                            208,685
                       Vodafone Group PLC                                       38,800                            189,056
                       Zeneca Group PLC                                          7,800                            257,612

                       Total Investments in the United Kingdom (Cost--$8,765,492)--7.2%                         9,196,011

SCHEDULE OF INVESTMENTS (concluded)

                       Merrill Lynch International Index Series (concluded)

SHORT-TERM               Face                                                                                     Value
SECURITIES              Amount                                     Issue                                        (Note 1a)
US Government          $  2,000,000    Federal Home Loan Bank, 5.37% due 7/29/1997 (c)                       $  1,991,647
Agency Obligations*      16,623,000    Federal Home Loan Mortgage Corp., 6% due 7/01/1997                      16,623,000

                       Total Investments in Short-Term Securities (Cost--$18,614,647)--14.6%                   18,614,647

                       Total Investments (Cost--$115,670,058)--98.5%                                          125,680,990

                       Unrealized Depreciation on Forward Foreign Exchange Contracts**--(0.1%)                   (111,636)

                       Variation Margin on Stock Index Futures Contracts***--(0.1%)                               (65,360)

                       Other Assets Less Liabilities--1.7%                                                      2,046,651
                                                                                                             ------------
                       Net Assets--100.0%                                                                    $127,550,645

                    (a)Warrants entitle the Series to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustments under certain conditions until the expiration date.
                    (b)Security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
                    (c)Security held as collateral in connection with open futures contracts.
                      *Certain US Government Agency Obligations are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Series.
                     **Forward foreign exchange contracts as of June 30, 1997 were as follows:
                                                                             Unrealized
                       Foreign                                              Appreciation
                       Currency                               Expiration   (Depreciation)
                       Purchased                                Date          (Note 1b)
                       A$                     386,341       September 1997   $     (262)
                       DM                   3,851,823       September 1997      (25,989)
                       Pta                 57,849,200       September 1997       (4,582)
                       Frf                  6,324,145       September 1997      (11,303)
                       Pound Sterling         702,908       September 1997       16,184
                       HK$                  1,160,640         July 1997             (30)
                       Lit              1,270,490,000       September 1997       (4,147)
                       Skr                  1,921,815         July 1997            (576)
                       YEN                392,327,200       September 1997      (80,931)
                                                                             ----------
                       Total Unrealized Depreciation on Forward
                       Foreign Exchange Contracts--Net
                       (US$ Commitment--$9,874,601)                          $ (111,636)
                                                                             ==========

                    ***Stock index futures contracts sold as of June 30, 1997 were as follows:
                       Number of                             Expiration         Value
                       Contracts   Issue       Exchange         Date          (Note 1a)
                         9       IBEX 35         MEFF      September 1997    $   422,526
                         9       DTB             DTB       September 1997      1,959,486
                                                                             -----------
                       Total Stock Index Futures Contracts Sold
                       (Total Contract Price--$2,381,289)                    $ 2,382,012
                                                                             ===========

                       Stock index futures contracts purchased as of June 30, 1997 were as follows:
                       Number of                             Expiration         Value
                       Contracts   Issue       Exchange         Date          (Note 1a)
                         4       Hang Seng       HKFE        July 1997       $   393,840
                        22       OMX             OMLX        July 1997           688,621
                        12       FTSE            LIFFE     September 1997      2,297,933
                        23       CAC             MATIF     September 1997      2,262,064
                       512       Nikkei 300      OSAKA     September 1997     13,472,036
                        14       MIB 30          MSE       September 1997      1,668,620
                        24       All Ordinaries  SFE       September 1997      1,243,870
                                                                             -----------
                      Total Stock Index Futures Contracts Purchased
                      (Total Contract Price--$21,625,704)                    $22,026,984
                                                                             ===========

                    ++Non-income producing security.

                      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
MERRILL LYNCH
INTERNATIONAL
INDEX SERIES        As of June 30, 1997
Assets:             Investments, at value (identified cost--$115,670,058) (Note 1a)                         $125,680,990
                    Cash                                                                                             930
                    Foreign cash (Note 1b)                                                                       734,786
                    Receivables:
                      Contributions                                                        $  1,146,644
                      Dividends                                                                 316,521
                      Securities sold                                                               982        1,464,147
                                                                                           ------------
                    Deferred organization expenses (Note 1f)                                                      18,682
                                                                                                            ------------
                    Total assets                                                                             127,899,535
                                                                                                            ------------

Liabilities:        Unrealized depreciation on forward
                    foreign exchange contracts (Note 1b)                                                         111,636
                    Variation margin on stock index futures
                    contracts (Notes 1a & 1b)                                                                     65,360
                    Payables:
                      Withdrawals                                                               119,458
                      Securities purchased                                                        1,580
                      Forward foreign exchange contracts (Note 1b)                                  915          121,953
                                                                                           ------------
                    Accrued expenses and other liabilities                                                        49,941
                                                                                                            ------------
                    Total liabilities                                                                            348,890
                                                                                                            ------------

Net Assets:         Net assets                                                                              $127,550,645
                                                                                                            ============

Net Assets          Partners capital                                                                        $117,261,776
Consist of:         Unrealized appreciation on investments--net                                               10,288,869
                                                                                                            ------------
                    Net assets                                                                              $127,550,645
                                                                                                            ============

                    See Notes to Financial Statements.

Merrill Lynch International Index Fund, June 30, 1997

STATEMENT OF OPERATIONS
MERRILL LYNCH
INTERNATIONAL
INDEX SERIES        For the Period April 9, 1997++ to June 30, 1997
Investment Income   Dividends (net of $120,469 foreign withholding tax)                                     $    806,660
(Notes 1d & 1e):    Interest and discount earned                                                                 170,731
                    Other                                                                                            673
                                                                                                            ------------
                    Total income                                                                                 978,064
                                                                                                            ------------

Expenses:           Investment advisory fees (Note 2)                                      $     23,163
                    Custodian fees                                                               12,203
                    Accounting services (Note 2)                                                 10,781
                    Amortization of organization expenses (Note 1f)                              10,218
                    Professional fees                                                             4,023
                    Pricing fees                                                                  2,534
                    Trustees' fees and expenses                                                   2,245
                    Other                                                                         1,227
                                                                                           ------------
                    Total expenses before reimbursement                                          66,394
                    Reimbursement of expenses (Note 2)                                          (23,163)
                                                                                           ------------
                    Total expenses after reimbursement                                                            43,231
                                                                                                            ------------
                    Investment income--net                                                                       934,833
                                                                                                            ------------
Realized &          Realized gain from:
Unrealized Gain       Investments--net                                                          698,876
(Loss) on             Foreign currency transactions--net                                        301,947        1,000,823
Investments &                                                                              ------------
Foreign Currency    Unrealized appreciation (depreciation) from:
Transactions--Net     Investments--net                                                       10,411,489
(Notes 1b, 1c,        Foreign currency transactions--net                                       (122,620)      10,288,869
1e & 3):                                                                                   ------------     ------------
                    Net realized and unrealized gain on investments and
                    foreign currency transactions                                                             11,289,692
                                                                                                            ------------
                    Net Increase in Net Assets Resulting from Operations                                    $ 12,224,525
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS
MERRILL LYNCH                                                                                             For the Period
INTERNATIONAL                                                                                          April 9, 1997++ to
INDEX SERIES        Increase (Decrease) in Net Assets:                                                     June 30, 1997
Operations:         Investment income--net                                                                  $    934,833



                    Realized gain on investments and foreign currency transactions--net                        1,000,823
                    Unrealized appreciation on investments and foreign currency transactions--net             10,288,869
                                                                                                            ------------
                    Net increase in net assets resulting from operations                                      12,224,525
                                                                                                            ------------

Capital             Contributions                                                                            117,484,274
Transactions:       Withdrawals                                                                               (2,158,154)
                                                                                                            ------------
                    Net increase in net assets derived from capital transactions                             115,326,120
                                                                                                            ------------

Net Assets:         Total increase in net assets                                                             127,550,645
                    Beginning of period                                                                               --
                                                                                                            ------------
                    End of period                                                                           $127,550,645
                                                                                                            ============

                  ++Commencement of Operations.

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
MERRILL LYNCH                                                                                             For the Period
INTERNATIONAL       The following ratios have been derived from                                        April 9, 1997++ to
INDEX SERIES        information provided in the financial statements.                                      June 30, 1997
Ratios to Average   Expenses, net of reimbursement                                                                  .21%*
Net Assets:                                                                                                 ============
                    Expenses                                                                                        .32%*
                                                                                                            ============
                    Investment income--net                                                                         4.44%*
                                                                                                            ============

Supplemental        Net assets, end of period (in thousands)                                                $    127,551
Data:                                                                                                       ============
                    Portfolio turnover                                                                             5.45%
                                                                                                            ============
                    Average commission rate paid+++                                                         $      .0124
                                                                                                            ============

                   *Annualized.
                  ++Commencement of Operations.
                 +++Includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                    See Notes to Financial Statements.

Merrill Lynch International Index Fund, June 30, 1997

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
INTERNATIONAL
INDEX SERIES

1. Significant Accounting Policies:
Merrill Lynch International Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Series may purchase or sell stock index futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts. Premium or discount is amortized over the life of the contracts.

* Foreign currency options and futures--The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co.") which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.11% of the average daily value of the Series' net assets. For the period April 9, 1997 to June 30, 1997, MLAM earned fees of $23,163, all of which was voluntarily waived.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the period April 9, 1997 to June 30, 1997 were $100,331,160 and $3,407,203, respectively.

Net realized and unrealized gains (losses) as of June 30, 1997 were as follows:

                                     Realized       Unrealized
                                  Gains (Losses)  Gains (Losses)
Investments:
Long-term                          $    139,629   $ 10,010,932
Stock index futures contracts           559,247        400,557
                                   ------------   ------------
Total investments                       698,876     10,411,489
                                   ------------   ------------
Currency transactions:
Foreign currency transactions            39,662        (10,984)
Forward foreign exchange contracts      262,285       (111,636)
                                   ------------   ------------
Total currency transactions             301,947       (122,620)
                                   ------------   ------------
Total                              $  1,000,823   $ 10,288,869
                                   ============   ============


As of June 30, 1997, net unrealized appreciation for Federal income tax purposes aggregated $10,010,932, of which $10,834,618 related to appreciated securities and $823,686 related to depreciated securities. At June 30, 1997, the aggregate cost of investments for Federal income tax purposes was $115,670,058.

                    [This page is intentionally left blank.]

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder,

Merrill Lynch Index Funds, Inc.

We have audited the accompanying statements of assets and liabilities of the Merrill Lynch S&P 500 Index Fund, Merrill Lynch SmallCap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. as of January 17, 1997. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such statements of assets and liabilities present fairly, in all material respects, the financial position of the Merrill Lynch S&P 500 Index Fund, Merrill Lynch SmallCap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. as of January 17, 1997, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey

January 22, 1997

                        MERRILL LYNCH INDEX FUNDS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES

                             JANUARY 17, 1997

                                                      MERRILL LYNCH
                          MERRILL LYNCH MERRILL LYNCH   AGGREGATE   MERRILL LYNCH
                          S&P 500 INDEX   SMALL CAP       BOND      INTERNATIONAL
                              FUND       INDEX FUND    INDEX FUND    INDEX FUND
                          ------------- ------------- ------------- -------------
ASSETS:
 Cash in Bank...........    $ 25,000       $25,000       $25,000       $25,000
 Prepaid registration
  fees (Note 3).........     173,685        43,421        28,947        28,947
 Deferred organization
  expenses (Note 4).....      84,211        21,053        14,035        14,035
                            --------       -------       -------       -------
 Total Assets...........     282,896        89,474        67,982        67,982
LIABILITIES:
 Liabilities and accrued
  expenses..............     257,896        64,474        42,982        42,982
                            --------       -------       -------       -------
Net Assets (equivalent
 to $0.0001 per share on
 1,250 Class A shares of
 Common Stock (par value
 $0.0001), 1,250 Class D
 shares of Common Stock
 (par value $0.0001)
 outstanding with
 1,000,000,000 shares
 authorized) (Note 1)...    $ 25,000       $25,000       $25,000       $25,000
                            ========       =======       =======       =======
Net Assets Consist of:
 Class A Shares of
  Common Stock, $0.0001
  par value, 125,000,000
  shares authorized.....    $      1       $     1       $     1       $     1
 Class D Shares of
  Common Stock, $0.0001
  par value, 125,000,000
  shares authorized.....           1             1             1             1
 Paid-in Capital in
  excess of par.........      24,998        24,998        24,998        24,998
                            --------       -------       -------       -------
Net Assets..............    $ 25,000       $25,000       $25,000       $25,000
                            ========       =======       =======       =======
Net Asset Value:
Class A--Based on net
 assets of $12,500 and
 1,250 shares
 outstanding............    $  10.00       $ 10.00       $ 10.00       $ 10.00
                            ========       =======       =======       =======
Class D--Based on net
 assets of $12,500 and
 1,250 shares
 outstanding............    $  10.00       $ 10.00       $ 10.00       $ 10.00
                            ========       =======       =======       =======

--------
Notes to Statement of Assets and Liabilities.
(1) Merrill Lynch Index Funds, Inc. (the "Corporation") was organized as a Maryland corporation on October 25, 1996 and consists of four portfolios or series; Merrill Lynch S&P 500 Index Fund, Merrill Lynch Small Cap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund. The Corporation is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. To date, the Corporation has not had any transactions other than those relating to organizational matters and the sale of 5,000 Class A shares and 5,000 Class D shares of Common Stock to Merrill Lynch Asset Management, L.P. (the "Administrator").
(2) The Corporation has entered into an administration agreement (the "Administration Agreement") with the Administrator, and a distribution agreement (the "Distribution Agreement") with Merrill Lynch Funds Distributor, Inc. (the "Distributor"). (See "Management of the Funds-- Administration Arrangements" in the Statement of Additional Information.) Certain officers and/or directors of the Corporation are officers and/or directors of the Administrator and the Distributor.
(3) Prepaid registration fees are charged to income as the related shares are issued.
(4) Deferred organization expenses will be amortized over a period from the date the Corporation commences operations not exceeding five years. In the event that the Administrator (or any subsequent holder) redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that the Corporation is liquidated prior to the end of the five-year period, the Administrator (or any subsequent holder) shall bear the unamortized deferred organization expenses.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investor,

Merrill Lynch Index Trust:

We have audited the accompanying statements of assets and liabilities of the Merrill Lynch S&P 500 Index Series, Merrill Lynch SmallCap Index Series, Merrill Lynch Aggregate Bond Index Series and Merrill Lynch International Index Series of the Merrill Lynch Index Trust as of January 30, 1997. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such statements of assets and liabilities present fairly, in all material respects, the financial position of the Merrill Lynch S&P 500 Index Series, Merrill Lynch SmallCap Index Series, Merrill Lynch Aggregate Bond Index Series and Merrill Lynch International Index Series of the Merrill Lynch Index Trust as of January 30, 1997, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Princeton, New Jersey

January 31, 1997

                         MERRILL LYNCH INDEX TRUST

                    STATEMENT OF ASSETS AND LIABILITIES

                             JANUARY 30, 1997

                          MERRILL LYNCH MERRILL LYNCH MERRILL LYNCH  MERRILL LYNCH
                          S&P 500 INDEX   SMALL CAP   AGGREGATE BOND INTERNATIONAL
                             SERIES     INDEX SERIES   INDEX SERIES  INDEX SERIES
                          ------------- ------------- -------------- -------------
Assets:
  Cash in Bank..........     $25,000       $25,000       $25,000        $25,000
  Deferred organization
   expenses (Note 3)....      53,685        13,421         8,947          8,947
                             -------       -------       -------        -------
    Total Assets........      78,685        38,421        33,947         33,947
Liabilities:
  Liabilities and
   accrued expenses.....      53,685        13,421         8,947          8,947
                             -------       -------       -------        -------
Net Assets applicable to
 investors' interest in
 each Portfolio (Note
 1).....................     $25,000       $25,000       $25,000        $25,000
                             =======       =======       =======        =======

--------

Notes to Statement of Assets and Liabilities.

(1) Merrill Lynch Index Trust (the "Trust") was organized as a Delaware business trust on August 28, 1996 and consists of four portfolios or series: Merrill Lynch S&P 500 Index Series, Merrill Lynch Small Cap Index Series, Merrill Lynch Aggregate Bond Index Series and Merrill Lynch International Index Series. The Trust is registered under the Investment Company Act of 1940 as a diversified management investment company. To date, the Trust has not had any transactions other than those relating to organizational matters and an indirect $25,000 capital contribution to each of the portfolios by Merrill Lynch Asset Management, L.P. ("the Manager") through the corresponding portfolios in the Merrill Lynch Index Funds, Inc.

(2) The Trust has entered into an investment management agreement (the "Management Agreement") with the Manager. (See "Management of the Fund-- Management and Advisory Arrangements" in Part B of the Registration Statement). Certain officers and/or Trustees of the Trust are officers and/or directors of the Manager.

(3) Deferred organization expenses will be amortized over a period from the date the Trust commences operations not exceeding five years. In the event that the Manager (or any subsequent holder) redeems any of its original interest prior to the end of the five-year period, the proceeds of the redemption payable in respect of such interest shall be reduced by the pro rata share (based on the proportionate share of the original interest redeemed to the total original interest outstanding at the time of redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that the Trust is liquidated prior to the end of the five-year period, the Manager (or any subsequent holder) shall bear the unamortized deferred organization expenses.

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




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




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

                               TABLE OF CONTENTS

                             PAGE
                            IN THIS
                           STATEMENT
                           ---------
Investment Objectives and
  Policies...............       2
 Investment Restrictions.       2
Management of the Funds..       4
 Directors and Officers..       4
 Compensation of
   Directors.............       5
 Administration
   Arrangements..........       5
 Management and Advisory
   Arrangements..........       6
Purchase of Shares.......       7
Redemption of Shares.....       8
Portfolio Transactions
  and Brokerage..........       9
Determination of Net
  Asset Value............      11
Shareholder Services.....      12
 Investment Account......      12
 Automatic Reinvestment
   of Dividends and
   Capital Gains
   Distributions.........      12
 Systematic Withdrawal
   Plans.................      13
 Automatic Investment
   Plans.................      13
 Retirement Plans........      13
Dividends, Distributions
  and Taxes..............      13
 Dividends and
   Distributions.........      13
 Taxes...................      13
 Tax Treatment of Options
   and Futures
   Transactions..........      15
 Special Rules for
   Certain Foreign
   Currency Transactions.      16
 The Series..............      17
Performance Data.........      17
General Information......      20
 Description of Shares...      20
 Computation of Offering
   Price per Share.......      21
 Independent Auditors....      22
 Custodian...............      22
 Transfer Agent..........      22
 Legal Counsel...........      22
 Reports to Shareholders.      22
 Additional Information..      22
Unaudited Financial
  Statements.............      25
Independent Auditors'
  Report of Merrill Lynch
  Index Funds, Inc.......      97
Audited Financial
  Statements of Merrill
  Lynch Index Funds,
  Inc....................      98
Independent Auditors'
  Report of Merrill Lynch
  Index Trust............      99
Audited Financial
  Statements of Merrill
  Lynch Index Trust......     100

                                                            Code 19004-0997


[LOGO] MERRILL LYNCH

Merrill Lynch
Index Funds, Inc.

[ART]

STATEMENT OF
ADDITIONAL
INFORMATION

    September 3, 1997

Distributor:
Merrill Lynch
Funds Distributor, Inc.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

  (A)FINANCIAL STATEMENTS

    Contained in Part A, the Prospectus:

     Financial Highlights for the period April 3, 1997 (commencement of operations) to June 30, 1997 for the S&P 500 Index Fund and the Aggregate Bond Index Fund, and for the period April 9, 1997
      (commencement of operations) to June 30, 1997 for the Small Cap Index Fund and the International Index Fund (unaudited).

    Contained in Part B, the Statement of Additional Information:

     Statement of Assets and Liabilities as of June 30, 1997 of the S&P 500
      Index Fund, S&P 500 Index Series, Small Cap Index Fund, Small Cap Index Series, Aggregate Bond Index Fund, Aggregate Bond Index Series, International Index Fund and the International Index Series
      (unaudited).

     Statement of Operations for the period April 3, 1997 (commencement of operations) to June 30, 1997 of the S&P 500 Index Fund, S&P 500 Index Series, Aggregate Bond Index Fund and the Aggregate Bond Index Series, and for the period April 9, 1997 (commencement of operations) to June 30, 1997 of the Small Cap Index Fund, Small Cap Index Series, International Index Fund and the International Index Series (unaudited).

     Statement of Changes in Net Assets for the period April 3, 1997
      (commencement of operations) to June 30, 1997 of the S&P 500 Index Fund, S&P 500 Index Series, Aggregate Bond Index Fund and the Aggregate Bond Index Series, and for the period April 9, 1997 (commencement of operations) to June 30, 1997 of the Small Cap Index Fund, Small Cap Index Series, International Index Fund and the International Index Series (unaudited).

     Financial Highlights for the period April 3, 1997 (commencement of operations) to June 30, 1997 of the S&P 500 Index Fund, S&P 500 Index Series, Aggregate Bond Index Fund, Aggregate Bond Index Series, and for the period April 9, 1997 (commencement of operations) to June 30, 1997 of the Small Cap Index Fund, Small Cap Index Series, International Index Fund and the International Index Series (unaudited).

     Schedule of Investments, June 30, 1997 of the S&P 500 Index Series,
      Small Cap Index Series, Aggregate Bond Index Series and the
      International Index Series (unaudited).

     Statement of Assets and Liabilities of Merrill Lynch Index Funds, Inc.
      as of January 17, 1997 (audited).

     Statement of Assets and Liabilities of Merrill Lynch Index Trust as of
      January 30, 1997 (audited).

  (B)EXHIBITS:

 EXHIBIT
 NUMBER                               DESCRIPTION
 -------                              -----------
   1(a)  --Articles of Incorporation of Registrant.*
   1(b)  --Articles of Amendment.**
   2     --By-Laws of Registrant.*
   3     --None.
   4     --Instrument Defining Rights of Shareholders. Incorporated by refer-
          ence to Exhibits 1 and 2 above.**
   5     --Not Applicable.
   6     --Distribution Agreement between Registrant and Merrill Lynch Funds
          Distributor, Inc.**
   7     --None.

 EXHIBIT
 NUMBER                                DESCRIPTION
 -------                               -----------
   8(a)  --Form of Custody Agreement between Registrant and Merrill Lynch Trust
          Company.**
   8(b)  --Form of Custody Agreement between Registrant and State Street Bank and Trust Company.**
   9(a)  --Form of Administration Agreement between Registrant and Merrill
          Lynch Asset Management, L.P.**
    (b)  --Form of Transfer Agency, Dividend Disbursing Agency and Shareholder
          Servicing Agency Agreement between Registrant and Merrill Lynch Fi-
          nancial Data Services, Inc.**
    (c)  --License Agreement relating to Use of Name between Merrill Lynch &
          Co., Inc. and Registrant.**
  10     --Opinion and consent of Shereff, Friedman, Hoffman & Goodman, LLP, counsel for Registrant.**
  11(a)  --Consent of Deloitte & Touche LLP, independent auditors for the Reg-
          istrant.
  11(b)  --Consent of Deloitte & Touche LLP, independent auditors for Merrill
          Lynch Index Trust.
  12     --None.
  13     --Certificate of Merrill Lynch Asset Management.**
  14     --Not applicable.
  15     --Account Maintenance Plan of the Registrant and Plan Sub-Agreement.**
  16(a)  --Schedule for computation of each performance quotation relating to
          Class A shares of S&P 500 Index Fund provided in the Registration
          Statement in response to Item 22.
  16(b)  --Schedule for computation of each performance quotation relating to
          Class D shares of S&P 500 Index Fund provided in the Registration
          Statement in response to Item 22.
  16(c)  --Schedule for computation of each performance quotation relating to
          Class A shares of Small Cap Index Fund provided in the Registration
          Statement in response to Item 22.
  16(d)  --Schedule for computation of each performance quotation relating to
          Class D shares of Small Cap Index Fund provided in the Registration
          Statement in response to Item 22.
  16(e)  --Schedule for computation of each performance quotation relating to
          Class A shares of Aggregate Bond Index Fund provided in the Registra-
          tion Statement in response to Item 22.
  16(f)  --Schedule for computation of each performance quotation relating to
          Class D shares of Aggregate Bond Index Fund provided in the Registra-
          tion Statement in response to Item 22.
  16(g)  --Schedule for computation of each performance quotation relating to
          Class A shares of International Index Fund provided in the Registra-
          tion Statement in response to Item 22.
  16(h)  --Schedule for computation of each performance quotation relating to
          Class D shares of International Index Fund provided in the Registra-
          tion Statement in response to Item 22.
  17(a)  --Financial Data Schedule for Class A shares of S&P 500 Index Fund.
  17(b)  --Financial Data Schedule for Class D shares of S&P 500 Index Fund.
  17(c)  --Financial Data Schedule for Class A shares of Small Cap Index Fund.
  17(d)  --Financial Data Schedule for Class D shares of Small Cap Index Fund.
  17(e)  --Financial Data Schedule for Class A shares of Aggregate Bond Index
          Fund.
  17(f)  --Financial Data Schedule for Class D shares of Aggregate Bond Index
          Fund.
  17(g)  --Financial Data Schedule for Class A shares of International Index
          Fund.
  17(h)  --Financial Data Schedule for Class D shares of International Index
          Fund.
  17(i)  --Financial Data Schedule for S&P 500 Index Series.
  17(j)  --Financial Data Schedule for Small Cap Index Series.
  17(k)  --Financial Data Schedule for Aggregate Bond Index Series.
  17(l)  --Financial Data Schedule for International Index Series.
  17(m)  --Powers of Attorney.**
  18     --Rule 13f-3 Plan.**

--------

 * Incorporated by reference to identically numbered Exhibit to Registrant's initial Registration Statement on Form N-1A (File No. 333-15265).

** Incorporated by reference to identically numbered Exhibit to the Pre-
   Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-15265).

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  Registrant is not controlled by or under common control with any person.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

                                                                            NUMBER OF
                                                                           HOLDERS AT
FUND                                      TITLE OF CLASS                  JULY 31, 1997
----                                      --------------                  -------------
S&P 500 Index Fund...... Class A Common Stock, par value $.0001 per share    47,144
                         Class D Common Stock, par value $.0001 per share    11,992
Small Cap Index Fund.... Class A Common Stock, par value $.0001 per share     4,124
                         Class D Common Stock, par value $.0001 per share     3,864
Aggregate Bond Index
 Fund................... Class A Common Stock, par value $.0001 per share    23,775
                         Class D Common Stock, par value $.0001 per share     3,076
International Index
 Fund................... Class A Common Stock, par value $.0001 per share    12,481
                         Class D Common Stock, par value $.0001 per share     2,156

ITEM 27. INDEMNIFICATION.

  Reference is made to Article VI of Registrant's Articles of Incorporation,
Article VI of Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

  Article VI of the By-Laws provides that each current and former officer and Director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

  Each officer and Director of the Registrant claiming indemnification with the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

  The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or Director of the Registrant.

  The Registrant has purchased an insurance policy insuring its officers and Directors against liabilities, and certain costs of defending claims against such officers and Directors, to the extent such officers and

Directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.

  Article IV of the Administration Agreement between Registrant and MLAM (Exhibit 9(a) hereof) limits the liability of MLAM to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations.

  In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

  Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  (a) Merrill Lynch Asset Management, L.P. (the "Manager" or "MLAM"), the investment adviser of Merrill Lynch Index Trust, acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and the following closed-end investment companies: Convertible Holdings, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

  Fund Asset Management, L.P. ("FAM"), an affiliate of MLAM, acts as the investment adviser for the following open-end registered investment companies:
CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,

Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc.; MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest California Insured Fund, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Insured Fund II, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield New York Insured Fund III, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNewYork Holdings, Inc. and Worldwide DollarVest Fund, Inc.

  The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2646. The address of the Manager, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML&Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281. The address of Merrill Lynch Financial Data Services ("MLFDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

  Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since December 1, 1994, for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Glenn is Executive Vice President, and Mr. Richard is Treasurer of substantially all of the investment companies described in the first two paragraphs of this Item 28, and Messrs. Giordano, Harvey, Kirstein and Monagle are directors, trustees or officers of one or more of such companies.

                            POSITIONS WITH              OTHER SUBSTANTIAL BUSINESS,
          NAME                 MANAGER              PROFESSION, VOCATION OR EMPLOYMENT
          ----              --------------          ----------------------------------
 ML & Co. ............. Limited Partner         Financial Services Holding Company; Limited
                                                 Partner of FAM
 Princeton Services.... General Partner         General Partner of FAM
 Arthur Zeikel......... President               President of FAM; President and Director of
                                                 Princeton Services; Director of MLFD;
                                                 Executive Vice President of ML & Co.
 Terry K. Glenn........ Executive Vice          Executive Vice President of FAM; Executive
                         President               Vice President and Director of Princeton
                                                 Services; President and Director of MLFD;
                                                 Director of MLFDS; President of Princeton
                                                 Administrators L.P.
 Vincent R. Giordano... Senior Vice President   Senior Vice President of FAM; Senior Vice
                                                 President of Princeton Services

                                                            OTHER SUBSTANTIAL BUSINESS,
          NAME           POSITIONS WITH THE MANAGER     PROFESSION, VOCATION OR EMPLOYMENT
          ----           --------------------------     ----------------------------------
Elizabeth Griffin....... Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                     President of Princeton Services
Norman R. Harvey........ Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                     President of Princeton Services
Michael J. Hennewinkel.. Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                     President of Princeton Services
Philip L. Kirstein...... Senior Vice President,     Senior Vice President, General Counsel and
                          General Counsel,           Secretary of FAM; Senior Vice President,
                          Secretary and              General Counsel, Director and Secretary of
                          Director                   Princeton Services; Director of MLFD
Ronald M. Kloss......... Senior Vice President      Senior Vice President and Controller of
                          and Controller             FAM; Senior Vice President and Controller
                                                     of Princeton Services
Stephen M.M. Miller..... Senior Vice President      Executive Vice President of Princeton
                                                     Administrators L.P.; Senior Vice President
                                                     of Princeton Services
Joseph T. Monagle....... Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                     President of Princeton Services
Michael J. Quinn........ Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                     President of Princeton Services; Managing
                                                     Director and First Vice President of
                                                     Merrill Lynch from 1989 to 1995
Richard L. Reller....... Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                     President of Princeton Services
Gerald M. Richard....... Senior Vice President      Senior Vice President and Treasurer of FAM;
                          and Treasurer              Senior Vice President and Treasurer of
                                                     Princeton Services; Vice President and
                                                     Treasurer of MLFD
Ronald L. Welburn....... Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                     President of Princeton Services
Anthony Wiseman......... Senior Vice President      Senior Vice President of FAM; Senior Vice
                                                     President of Princeton Services

  (b) Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as a sub-adviser for the following registered investment companies: Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Consults International Portfolio, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Developing Capital Markets, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund,

Merrill Lynch Healthcare Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and Worldwide DollarVest Fund, Inc. The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-90011. The address of MLAM U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

  Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each person has been engaged since December 1, 1995, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel, Albert, Bascand, Glenn, Richard and Yardley are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 28:

                                                       OTHER SUBSTANTIAL BUSINESS,
        NAME          POSITIONS WITH MLAM U.K.     PROFESSION, VOCATION OR EMPLOYMENT
        ----          ------------------------     -----------------------------------
 Arthur Zeikel...... Director and Chairman      President of the Manager and FAM;
                                                 President and Director of Princeton
                                                 Services; Director of MLFD; Executive
                                                 Vice President of ML & Co.
 Alan J. Albert..... Senior Managing Director   Vice President of the Manager
 Nicholas C.D. Hall. Director                   Director of Merrill Lynch Europe PLC;
                                                 General Counsel of Merrill Lynch
                                                 International Private Banking Group.
 Gerald M. Richard.. Senior Vice President      Senior Vice President and Treasurer of
                                                 the Manager and FAM; Senior Vice
                                                 President and Treasurer of Princeton
                                                 Services; Vice President and Treasurer
                                                 of MLFD
 Carol Ann Langham.. Company Secretary          None
 Debra Anne Searle.. Assistant Company          None
                      Secretary

ITEM 29. PRINCIPAL UNDERWRITERS.

  (a) MLFD acts as the principal underwriter for the Registrant, placement agent for Merrill Lynch Index Trust and as principal underwriter for each of the open-end investment companies referred to in the first two paragraphs of
Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., and The Municipal Fund Accumulation Program, Inc. and MLFD also acts as principal underwriter for the following closed-end funds: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

  (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Aldrich, Breen, Crook, Fatseas and Wasel is One Financial Center, Boston, Massachusetts 02111-2646.

                                                    (2)                       (3)
                  (1)                      POSITIONS AND OFFICES     POSITIONS AND OFFICES
                  NAME                     WITH THE DISTRIBUTOR         WITH REGISTRANT
                  ----                     ---------------------     ---------------------
 Terry K. Glenn........................ President and Director      President
 Arthur Zeikel......................... Director                    None
 Philip L. Kirstein.................... Director                    None
 William E. Aldrich.................... Senior Vice President       None
 Robert W. Crook....................... Senior Vice President       None
 Michael G. Clark...................... Vice President              None
 Michael J. Brady...................... Vice President              None
 William M. Breen...................... Vice President              None
 James T. Fatseas...................... Vice President              None
 Debra W. Landsman-Yaros............... Vice President              None
 Michelle T. Lau....................... Vice President              None
 Gerald M. Richard..................... Vice President and          Treasurer
                                         Treasurer
 Salvatore Venezia..................... Vice President              None
 William Wasel......................... Vice President              None
 Robert Harris......................... Secretary                   None

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

  All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its Transfer Agent, Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

ITEM 31. MANAGEMENT SERVICES.

  Other than as set forth under the caption "Management of the Funds" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Funds" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not party to any Management-related service contract.

ITEM 32. UNDERTAKINGS.

  The Registrant will furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 3rd day of September, 1997.

                                          Merrill Lynch Index Funds, Inc.
                                                      (Registrant)

                                                    /s/ Terry K. Glenn
                                          By: _________________________________
                                                (TERRY K. GLENN, PRESIDENT)

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURES                         TITLE                DATE

         /s/ Terry K. Glenn             President and
                                         Director
                                         (Principal Executive Officer)

-------------------------------------                              September 3,
          (TERRY K. GLENN)                                            1997

                                        Treasurer (Principal Financial
               *                         Accounting Officer)
                                         and Director

                                                                   September 3,
-------------------------------------                                 1997
         (GERALD M. RICHARD)

                  *                     Director
-------------------------------------                              September 3,
        (JACK B. SUNDERLAND)                                          1997

                  *                     Director
-------------------------------------                              September 3,
        (STEPHEN B. SWENSRUD)                                         1997

                  *                     Director
-------------------------------------                              September 3,
        (J. THOMAS TOUCHTON)                                          1997

         /s/ Terry K. Glenn

*By: ___________________________
 (TERRY K. GLENN, ATTORNEY-IN-FACT)

                                   SIGNATURES

  Merrill Lynch Index Trust has duly caused this Post-Effective Amendment to the Registration Statement of Merrill Lynch Index Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 3rd day of September, 1997.

                                          Merrill Lynch Index Trust

                                                    /s/ Terry K. Glenn
                                          By: _________________________________
                                                (TERRY K. GLENN, PRESIDENT)

  This Post-Effective Amendment to the Registration Statement of Merrill Lynch Index Funds, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURES                              TITLE                  DATE
             ----------                              -----                  ----
            /s/ Terry K. Glenn
-------------------------------------------
             (TERRY K. GLENN)               President and Trustee    September 3, 1997
                                             (Principal Executive
                                             Officer)
                     *
-------------------------------------------
            (GERALD M. RICHARD)             Treasurer (Principal     September 3, 1997
                                             Financial Accounting
                                             Officer) and Trustee
                     *
-------------------------------------------
           (JACK B. SUNDERLAND)             Trustee                  September 3, 1997
                     *
-------------------------------------------
           (STEPHEN B. SWENSRUD)            Trustee                  September 3, 1997
                     *
-------------------------------------------
           (J. THOMAS TOUCHTON)             Trustee                  September 3, 1997

          /s/ Terry K. Glenn
By: _________________________________
    (TERRY K. GLENN, ATTORNEY-IN-
                 FACT)

                                 EXHIBIT INDEX

 EXHIBITS                              DESCRIPTION
 --------                              -----------
  11(a)   --Consent of Deloitte & Touche, LLP, Independent Auditors for the
           Registrant
  11(b)   --Consent of Deloitte & Touche, LLP, Independent Auditors for Merrill
           Lynch Index Trust
  16(a)   --Schedule for computation of each performance quotation relating to
           Class A shares of S&P 500 Index Fund provided in the Registration
           Statement in response to Item 22.
  16(b)   --Schedule for computation of each performance quotation relating to
           Class D shares of S&P 500 Index Fund provided in the Registration
           Statement in response to Item 22.
  16(c)   --Schedule for computation of each performance quotation relating to
           Class A shares of Small Cap Index Fund provided in the Registration
           Statement in response to Item 22.
  16(d)   --Schedule for computation of each performance quotation relating to
           Class D shares of Small Cap Index Fund provided in the Registration
           Statement in response to Item 22.
  16(e)   --Schedule for computation of each performance quotation relating to
           Class A shares of Aggregate Bond Index Fund provided in the
           Registration Statement in response to Item 22.
  16(f)   --Schedule for computation of each performance quotation relating to
           Class D shares of Aggregate Bond Index Fund provided in the
           Registration Statement in response to Item 22.
  16(g)   --Schedule for computation of each performance quotation relating to
           Class A shares of International Index Fund provided in the
           Registration Statement in response to Item 22.
  16(h)   --Schedule for computation of each performance quotation relating to
           Class D shares of International Index Fund provided in the
           Registration Statement in response to Item 22.
  17(a)   --Financial Data Schedule for Class A shares of S&P 500 Index Fund
  17(b)   --Financial Data Schedule for Class D shares of S&P 500 Index Fund
  17(c)   --Financial Data Schedule for Class A shares of Small Cap Index Fund
  17(d)   --Financial Data Schedule for Class D shares of Small Cap Index Fund
  17(e)   --Financial Data Schedule for Class A shares of Aggregate Bond Index
           Fund
  17(f)   --Financial Data Schedule for Class D shares of Aggregate Bond Index
           Fund
  17(g)   --Financial Data Schedule for Class A shares of International Index
           Fund
  17(h)   --Financial Data Schedule for Class D shares of International Index
           Fund
  17(i)   --Financial Data Schedule for S&P 500 Index Series
  17(j)   --Financial Data Schedule for Small Cap Index Series
  17(k)   --Financial Data Schedule for Aggregate Bond Index Series
  17(l)   --Financial Data Schedule for International Index Series

APPENDIX FOR GRAPHIC AND IMAGE MATERIAL

        Pursuant to Rule 304 of Regulation S-T, the following table presents fair and accurate narrative descriptions of graphic and image material omitted from this EDGAR Submission file due to ASCII-incompatibility and cross-references this material to the location of each occurrence in the text.

DESCRIPTION OF OMITTED                      LOCATION OF GRAPHIC
  GRAPHIC OR IMAGE                           OR IMAGE IN TEXT
----------------------                      -------------------
Compass plate, circular                 Back cover of Prospectus and
graph paper and Merrill Lynch            back cover of Statement of
logo including stylized market              Additional Information
bull